UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22019
                                                     ---------

                  First Trust Exchange-Traded AlphaDEX(TM) Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                        Date of fiscal year end: July 31
                                                 -------

                     Date of reporting period: July 31, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:


--------------------------------------------------------------------------------

FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND


ANNUAL REPORT                   JULY 31, 2007

--------------------------------------------------------------------------------


SECTOR SERIES

First Trust Consumer Discretionary AlphaDEX(TM) Fund
First Trust Consumer Staples AlphaDEX(TM) Fund
First Trust Energy AlphaDEX(TM) Fund
First Trust Financials AlphaDEX(TM) Fund
First Trust Health Care AlphaDEX(TM) Fund
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund
First Trust Materials AlphaDEX(TM)
Fund First Trust Technology AlphaDEX(TM)
Fund First Trust Utilities AlphaDEX(TM) Fund


CORE SERIES

First Trust Large Cap Core AlphaDEX(TM) Fund
First Trust Mid Cap Core AlphaDEX(TM) Fund
First Trust Small Cap Core AlphaDEX(TM)Fund


STYLE SERIES

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund


MULTI CAP SERIES

First Trust Multi Cap Value AlphaDEX(TM) Fund
First Trust Multi Cap Growth AlphaDEX(TM) Fund



                     [LOGO OMITTED]      AlphaDEX (TM)
                                         Family of ETFs

           AlphaDEX(TM) is a trademartk of First Trust Portfolios L.P.

--------------------------------------------------------------------------------

Front Cover

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  JULY 31, 2007

Shareholder Letter......................................................     2
Market Overview.........................................................     3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(TM) Fund..............     4
      First Trust Consumer Staples AlphaDEX(TM) Fund....................     6
      First Trust Energy AlphaDEX(TM) Fund..............................     8
      First Trust Financials AlphaDEX(TM) Fund..........................    10
      First Trust Health Care AlphaDEX(TM) Fund.........................    12
      First Trust Industrials/Producer Durables AlphaDEX(TM) Fund.......    14
      First Trust Materials AlphaDEX(TM) Fund...........................    16
      First Trust Technology AlphaDEX(TM) Fund..........................    18
      First Trust Utilities AlphaDEX(TM) Fund...........................    20
      First Trust Large Cap Core AlphaDEX(TM) Fund......................    22
      First Trust Mid Cap Core AlphaDEX(TM) Fund........................    24
      First Trust Small Cap Core AlphaDEX(TM) Fund......................    26
      First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund.......    28
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund......    30
      First Trust Multi Cap Value AlphaDEX(TM) Fund.....................    32
      First Trust Multi Cap Growth AlphaDEX(TM) Fund....................    34
Notes to Fund Performance Overview......................................    36
Understanding Your Fund Expenses........................................    37
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(TM) Fund..............    39
      First Trust Consumer Staples AlphaDEX(TM) Fund....................    41
      First Trust Energy AlphaDEX(TM) Fund..............................    42
      First Trust Financials AlphaDEX(TM) Fund..........................    43
      First Trust Health Care AlphaDEX(TM) Fund.........................    46
      First Trust Industrials/Producer Durables AlphaDEX(TM) Fund.......    47
      First Trust Materials AlphaDEX(TM) Fund...........................    48
      First Trust Technology AlphaDEX(TM) Fund..........................    49
      First Trust Utilities AlphaDEX(TM) Fund...........................    51
      First Trust Large Cap Core AlphaDEX(TM) Fund......................    52
      First Trust Mid Cap Core AlphaDEX(TM) Fund........................    58
      First Trust Small Cap Core AlphaDEX(TM) Fund......................    63
      First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund.......    70
      First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund......    74
      First Trust Multi Cap Value AlphaDEX(TM) Fund.....................    78
      First Trust Multi Cap Growth AlphaDEX(TM) Fund....................    86
Statements of Assets and Liabilities....................................    94
Statements of Operations................................................    98
Statements of Changes in Net Assets.....................................   102
Financial Highlights....................................................   106
Notes to Financial Statements...........................................   114
Report of Independent Registered Public Accounting Firm.................   121
Additional Information..................................................   122
Board of Trustees and Officers..........................................   125
Risk Considerations.....................................................   127

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and market price will fluctuate and Fund shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the letter from the President of the Trust, James A. Bowen, together with the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in each Fund are spelled out in its prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  ANNUAL REPORT
          FOR THE PERIOD MAY 8, 2007 (INCEPTION DATE) TO JULY 31, 2007



Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

First Trust is single-minded about providing a range of investment products, including our family of exchange-traded funds ("ETFs"), to help us meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long-term while continuing to support our current product line remains a focus for First Trust as we head into the future.

Over the past 12 months, we have added 25 ETFs to our family of funds, including 16 AlphaDEX(TM) exchange-traded funds, one or more of which you have purchased. The AlphaDEX(TM) exchange-traded funds are designed to track the performance of a group of custom "enhanced" indices created by Standard & Poor's or the American Stock Exchange LLC. We are proud to bring these unique investments to our customers, and are pleased you have chosen the AlphaDEX(TM) exchange-traded fund(s) for a portion of your investment portfolio.

The report you hold will give you detailed information about each fund in the First Trust Exchange-Traded AlphaDEX(TM) Fund for the period from May 8, 2007 (inception date) to July 31, 2007. I encourage you to read this report and discuss it with your financial advisor. First Trust will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen


James A. Bowen
President of First Trust Exchange-Traded AlphaDEX(TM) Fund
September 14, 2007

--------------------------------------------------------------------------------
Market Overview
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  ANNUAL REPORT
                   FOR THE PERIOD MAY 8, 2007 TO JULY 31, 2007



[PHOTO OMITTED]

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

MARKET OVERVIEW. The equities markets were mixed in the first seven months of 2007. The S&P 500 Index posted a total return of 3.64%, while the S&P MidCap 400 Index and Russell 2000 Index of small-caps returned 7.15% and -0.83%, respectively. According to Ibbotson Associates, the S&P 500 Index averaged 10.42% a year from 1926 through 2006, while small-cap stocks averaged 12.69%. Both large- and small-caps are lagging their historical pace as of July. Mid-cap issues continue to be the sweet spot of the market. We believe mid-caps are outperforming their two counterparts because their size makes them attractive to private equity firms and others looking to make acquisitions. Private equity firms, in particular, are well-capitalized so small companies are not big enough to meet the needs of such firms, while most large companies are out of reach. With interest rates still at relatively low levels, we believe merger and acquisition activity will remain strong through at least the end of this year.

With respect to fixed-income securities, the Lehman Brothers U.S. Treasury:
Intermediate Index posted a total return of 4.48% in the first seven months of 2007. From 1926 through 2006, Treasury bonds returned 5.42%, on average, according to Ibbotson Associates. At this juncture they are on pace to achieve or top their average. Treasury securities, in our opinion, have benefited from a flight to quality inspired by heavy selling in speculative-grade debt in July. The Federal Reserve Board (the "Fed") has held the federal funds rate at 5.25% over the past 12 months. The Fed has been monitoring the weakness in the housing market and weighing its influence against the overall strength of the economy. Its primary concern is curbing inflation, which is still tracking above its 2.0% ceiling. The Fed also has a new concern on its hands: sub-prime mortgages. A high percentage of sub-prime mortgages written in recent years were adjustable-rate. Unfortunately, some of these homeowners will not be able to afford their homes once these mortgages reset higher over the next 6-12 months. In fact, foreclosures were already 93% higher in July 2007 versus the same period a year ago, according to RealtyTrac. As of June, the Fed did not believe the sub-prime fallout would derail the current economic expansion, according to Fed Chairman Ben Bernanke. Despite the good showing by government bonds in 2007, we still favor equities over debt in the current climate.

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle, in our opinion. Mid- and small-caps have dominated their larger counterparts since the start of this decade. From December 31, 1999 through July 31, 2007, the S&P 500 Index posted a cumulative total return of 12.07%, which paled in comparison to the 109.80% gain posted by the S&P Midcap 400 Index and the 69.82% gain posted by the Russell 2000 Index. The primary reason for the anticipated shift in sentiment is the tempering of economic growth due to weakness in the housing market and fallout from sub-prime mortgages. The Blue Chip Economic Consensus Forecast out in July called for 2.1% GDP growth in 2007, well below last year's 3.3% growth rate and the 3.9% growth registered in 2004.

--------------------------------------------------------------------------------
Fund Performance Overview
--------------------------------------------------------------------------------

FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND

The First Trust Consumer Discretionary AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary Index. The Shares of the Fund are listed and trade on the American Stock Exchange LLC (the "AMEX") under the ticker symbol "FXD." The Fund began trading on May 10, 2007.

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Consumer Discretionary and Services Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.85%
 Market Price                                                    -5.80%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Consumer Discretionary Index                    -5.61%
 Russell 1000(R) Consumer Discretionary and Services Index       -4.94%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -5.85%, slightly underperforming the Russell 1000(R) Consumer Discretionary and Services Index return of -4.94%. Fund performance was hurt by retail stocks which came under pressure during the period as questions about the sustainability of economic growth were raised.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Crocs, Inc., Hilton Hotels Corp. and Amazon.com, Inc. The worst-performing stocks, by percentage loss, were Foot Locker, Inc., Convergys Corp. and RadioShack Corp.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Consumer Discretionary                         79.76%
 Industrials                                    10.25
 Information Technology                          6.98
 Consumer Staples                                3.85
 Materials                                       0.50
 Net Other Assets and Liabilities               (1.34)
                                               ------
 Total                                         100.00%
                                               ======



TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Crocs, Inc.                                     1.81%
 Amazon.com, Inc.                                1.50
 aQuantive, Inc.                                 1.36
 GameStop Corp., Class A                         1.35
 Liberty Global, Inc., Class A                   1.34
 CDW Corp.                                       1.30
 Guess?, Inc.                                    1.29
 McClatchy (The) Co., Class A                    1.26
 Penn National Gaming Inc.                       1.25
 Liz Claiborne, Inc.                             1.23
                                                -----
 Total                                          13.69%
                                                =====

----------
The StrataQuant(TM) Consumer Discretionary Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Discretionary AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Consumer Discretionary Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

---------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Consumer Discretionary   Consumer                Russell 1000(R)     Russell 1000(R) Consumer
                AlphaDEX(TM) Fund        Discretionary Index     Index               Discretionary and Services Index
---------------------------------------------------------------------------------------------------------------------
5/8/2007         $10,000                 $10,000                 $10,000             $10,000
7/31/2007        $ 9,415                 $ 9,439                 $ 9,674             $ 9,506

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       15                          0                         0                         0


                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       42                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND

The First Trust Consumer Staples AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXG." The Fund began trading on May 10, 2007.

The Consumer Staples Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Consumer Staples Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                               (May 8, 2007)

FUND PERFORMANCE
 NAV                                                             -4.45%
 Market Price                                                    -4.45%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Consumer Staples Index                          -4.26%
 Russell 1000(R) Consumer Staples Index                          -2.20%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -4.45%, underperforming the Russell 1000(R) Consumer Staples Index return of -2.20%. Beverage companies performed well over the period, leading Fund performance. Performance was hurt by the Fund's grocery and drug retailers whose performance trailed the benchmark.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were PepsiAmericas, Inc., Hansen Natural Corp. and Wm. Wrigley Jr. Co. The worst-performing stocks, by percentage loss, were Rite Aid Corp., Dean Foods Co. and SUPERVALU, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Consumer Staples                              100.81%
 Net Other Assets and Liabilities               (0.81)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 PepsiAmericas, Inc.                             6.60%
 Molson Coors Brewing Co., Class B               5.64
 Safeway, Inc.                                   5.49
 Dean Foods Co.                                  5.29
 SUPERVALU, Inc.                                 5.27
 Rite Aid Corp.                                  5.06
 Smithfield Foods, Inc.                          4.73
 Loews Corp. - Carolina Group                    4.60
 Del Monte Foods Co.                             4.47
 Kroger (The) Co.                                4.33
                                                -----
 Total                                          51.48%
                                                =====


----------
The StrataQuant(TM) Consumer Staples Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Staples AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Consumer Staples         Consumer                Russell 1000(R)     Russell 1000(R) Consumer
                AlphaDEX(TM) Fund        Staples Index           Index               Staples Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $ 9,555                  $ 9,574                 $ 9,674             $ 9,780

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          0                         1                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXN - FIRST TRUST ENERGY ALPHADEX(TM) FUND

The First Trust Energy AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXN." The Fund began trading on May 10, 2007.

The Energy Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Integrated Oils Index and Russell 1000(R) Other Energy Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              3.70%
 Market Price                                                     3.75%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Energy Index                                     3.87%
 Russell 1000(R) Integrated Oils Index                            7.37%
 Russell 1000(R) Other Energy Index                               4.00%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of 3.70%, trailing both the Russell 1000(R) Integrated Oils Index (7.37% return) and the Russell 1000(R) Other Energy Index (4.00% return). Strong performance of the Fund's energy services components was unable to make up for the relative underperformance of the Fund's energy production components.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were National Oilwell Varco, Inc., Global Industries Ltd. and ConocoPhillips. The worst-performing stocks, by percentage loss, were Plains Exploration & Production Co., Western Refining, Inc. and Patterson-UTI Energy, Inc.


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Energy                                         98.12%
 Utilities                                       2.37
 Net Other Assets and Liabilities               (0.49)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 ConocoPhillips                                  3.29%
 Continental Resources, Inc.                     3.14
 Global Industries Ltd.                          3.08
 Cimarex Energy Co.                              3.06
 Western Refining, Inc.                          3.06
 National Oilwell Varco, Inc.                    2.94
 Helmerich & Payne, Inc.                         2.92
 Holly Corp.                                     2.90
 Valero Energy Corp.                             2.90
 Plains Exploration & Production Co.             2.88
                                                -----
 Total                                          30.17%
                                                =====


----------
The StrataQuant(TM) Energy Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXN - FIRST TRUST ENERGY ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

---------------------------------------------------------------------------------------------------------------
                First Trust          StrataQuant(TM)                      Russell 1000(R)       Russell 1000(R)
                Energy               Energy            Russell 1000(R)    Integrated Oils       Other Energy
                AlphaDEX(TM) Fund    Index             Index              Index                 Index
---------------------------------------------------------------------------------------------------------------
5/8/2007         $10,000             $10,000           $10,000            $10,000               $10,000
7/31/2007        $10,370             $10,387           $ 9,674            $10,737               $10,400

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXO - FIRST TRUST FINANCIALS ALPHADEX(TM) FUND

The First Trust Financials AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financials Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXO." The Fund began trading on May 10, 2007.

The Financials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Financial Services Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                            -10.45%
 Market Price                                                   -10.35%

INDEX PERFORMANCE
 StrataQuant(TM) Financials Index                               -10.14%
 Russell 1000(R) Index                                           -3.26%
 Russell 1000(R) Financial Services Index                       -10.82%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -10.45%, outperforming the Russell 1000(R) Financial Services Index return of -10.82%. Fund performance, relative to the broader market (Russell 1000(R) Index), was hurt by sub-prime mortgage concerns which roiled global credit markets toward the end of the period.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Alliance Data Systems Corp., CBOT Holdings, Class A and Alleghany Corp. The worst-performing stocks, by percentage loss, were Radian Group, Inc., MGIC Investment Corp. and PMI Group (The), Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Financials                                     88.65%
 Information Technology                          6.56
 Industrials                                     4.10
 Consumer Discretionary                          1.13
 Health Care                                     0.87
 Net Other Assets and Liabilities               (1.31)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 IntercontinentalExchange, Inc.                  1.16%
 Ryder System, Inc.                              1.14
 Dow Jones & Co., Inc.                           1.13
 Alliance Data Systems Corp.                     1.12
 United Rental, Inc.                             1.12
 TFS Financial Corp.                             1.11
 Jones Lang LaSalle, Inc.                        1.10
 MasterCard, Inc., Class A                       1.10
 Arch Capital Group Ltd.                         1.09
 A.G. Edwards, Inc.                              1.08
                                                -----
 Total                                          11.15%
                                                =====


----------
The StrataQuant(TM) Financials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FXO - FIRST TRUST FINANCIALS ALPHADEX(TM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Financials               Financials              Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Financial Services Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                 $10,000                  $10,000             $10,000
7/31/2007       $ 8,955                 $ 8,986                  $ 9,674             $ 8,918

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.




FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       19                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       38                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND

The First Trust Health Care AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Health Care Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXH." The Fund began trading on May 10, 2007.

The Health Care Index is a modified equal-dollar weighted index designed by AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Health Care Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -2.60%
 Market Price                                                    -2.50%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Health Care Index                               -2.36%
 Russell 1000(R) Health Care Index                               -7.09%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -2.60%, outperforming the Russell 1000(R) Health Care Index return of -7.09%. Fund performance was led by health care equipment and services firms, while performance was hurt by the Fund's pharmaceuticals and biotechnology holdings.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Intuitive Surgical, Inc., Dade Behring Holdings, Inc. and Cytyc Corp. The worst-performing stocks, by percentage loss, were LifePoint Hospitals, Inc., ImClone Systems, Inc. and King Pharmaceuticals, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Health Care                                    94.57%
 Industrials                                     1.95
 Consumer Staples                                1.74
 Net Other Assets and Liabilities                1.74
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Intuitive Surgical, Inc.                        2.77%
 WellCare Health Plans, Inc.                     2.71
 Humana, Inc.                                    2.55
 Dade Behring Holdings, Inc.                     2.54
 Medco Health Solutions, Inc.                    2.52
 Express Scripts, Inc.                           2.42
 Cytyc Corp.                                     2.36
 Manor Care, Inc.                                2.35
 Schering-Plough Corp.                           2.27
 Watson Pharmaceuticals, Inc.                    2.26
                                                -----
 Total                                          24.75%
                                                =====


----------
The StrataQuant(TM) Health Care Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Health Care              Health Care             Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Health Care Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $ 9,740                  $ 9,764                 $ 9,674             $ 9,291

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       30                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND

The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXR." The Fund began trading on May 10, 2007.

The Industrials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Producer Durables Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.65%
 Market Price                                                    -5.40%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Industrials Index                               -5.43%
 Russell 1000(R) Producer Durables Index                          2.91%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -5.65%, trailing the Russell 1000(R) Producer Durables Index return of 2.91%. Machinery and aerospace and defense companies were among the stronger performers in the Fund. Fund performance was hurt by an overweight position (relative to the benchmark) in homebuilders, which declined significantly over the period.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., Varian Semiconductor Equipment Associates, Inc. and Flowserve Corp. The worst-performing stocks, by percentage loss, were Beazer Homes USA, Inc., D.R. Horton, Inc. and Toll Brothers, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Industrials                                    66.51%
 Information Technology                         15.94
 Consumer Discretionary                         15.83
 Telecommunication Services                      2.00
 Net Other Assets and Liabilities               (0.28)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Cummins, Inc.                                   4.06%
 Terex Corp.                                     3.67
 General Cable Corp.                             3.63
 BE Aerospace, Inc.                              3.40
 Manitowoc (The) Co., Inc.                       3.34
 Varian Semiconductor Equipment Associates, Inc. 3.25
 Kennametal, Inc.                                3.23
 Ryland Group (The), Inc.                        3.08
 Toll Brothers, Inc.                             3.04
 NVR, Inc.                                       2.94
                                                -----
 Total                                          33.64%
                                                =====

----------
The StrataQuant(TM) Industrials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust
                Industrials/Producer     StrataQuant(TM)
                Durables                 Industrials             Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Producer Durables Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $ 9,435                  $ 9,457                 $ 9,674             $10,291

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.





FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       40                          1                         0                         0



                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       16                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(TM) FUND

The First Trust Materials AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Materials Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXZ." The Fund began trading on May 10, 2007.

The Materials Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Materials and Processing Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              0.85%
 Market Price                                                     0.85%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Materials Index                                  1.04%
 Russell 1000(R) Materials and Processing Index                   1.21%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of 0.85%, trailing the Russell 1000(R) Materials and Processing Index return of 1.21%. Construction, engineering, chemicals and containers and packaging were among the portfolio leaders. Building products and materials and paper related stocks weighed on Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Southern Copper Corp., Owens-Illinois, Inc. and Freeport-McMoRan Copper & Gold, Inc. The worst-performing stocks, by percentage loss, were Reliance Steel & Aluminum Co., Nucor Corp. and American Standard Cos., Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Materials                                      65.98%
 Industrials                                    27.70
 Consumer Staples                                4.26
 Net Other Assets and Liabilities                2.06
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Shaw Group (The), Inc.                          3.26%
 Owens-Illinois, Inc.                            3.24
 Jacobs Engineering Group, Inc.                  3.04
 AK Steel Holding Corp.                          3.03
 McDermott International, Inc.                   2.83
 Celanese Corp., Series A                        2.74
 International Paper Co.                         2.69
 Reliance Steel & Aluminum Co.                   2.65
 Owens Corning, Inc.                             2.57
 Westlake Chemical Corp.                         2.52
                                                -----
 Total                                          28.57%
                                                =====

----------
The StrataQuant(TM) Materials Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(TM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Materials                Materials               Russell 1000(R)     Russell 1000(R) Materials
                AlphaDEX(TM) Fund        Index                   Index               and Processing Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $10,085                  $10,104                 $ 9,674             $10,121

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.



FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND

The First Trust Technology AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXL." The Fund began trading on May 10, 2007.

The Technology Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Technology Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                              2.35%
 Market Price                                                     2.25%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Technology Index                                 2.52%
 Russell 1000(R) Technology Index                                 2.26%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of 2.35%, slightly outperforming the Russell 1000(R) Technology Index return of 2.26%. Performance was led by computer and semiconductor related shares. Software and electronics held back Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cree, Inc., Apple, Inc. and Avaya, Inc. The worst-performing stocks, by percentage loss, were Avnet, Inc., AVX Corp. and Vishay Intertechnology, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Information Technology                         89.43%
 Industrials                                     8.23
 Consumer Discretionary                          2.55
 Health Care                                     0.96
 Net Other Assets and Liabilities               (1.17)
                                               ------
 Total                                         100.00%
                                               ======

TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Garmin Ltd.                                     2.55%
 SunPower Corp., Class A                         2.52
 NVIDIA Corp.                                    2.49
 Western Digital Corp.                           2.48
 Apple, Inc.                                     2.43
 Cypress Semiconductor Corp.                     2.42
 Trimble Navigation Ltd.                         2.31
 EMC Corp.                                       2.30
 ADC Telecommunications, Inc.                    2.30
 L-3 Communications Holdings, Inc.               2.26
                                                -----
 Total                                          24.06%
                                                =====

----------
The StrataQuant(TM) Technology Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Technology               Technology              Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                   Index               Technology Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000             $10,000
7/31/2007       $10,235                  $10,252                 $ 9,674             $10,226

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.





FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       23                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       33                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(TM) FUND

The First Trust Utilities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(TM) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Utilities Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FXU." The Fund began trading on May 10, 2007.

The Utilities Index is a modified equal-dollar weighted index designed by the AMEX to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (Russell 1000(R) Utilities Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -8.15%
 Market Price                                                    -8.15%

INDEX PERFORMANCE
 Russell 1000(R) Index                                           -3.26%
 StrataQuant(TM) Utilities Index                                 -7.95%
 Russell 1000(R) Utilities Index                                 -4.22%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Since Fund inception (May 8, 2007), the Fund has posted an NAV total return of -8.15%, underperforming the Russell 1000(R) Utilities Index retrun of -4.22%. Telecommunications stocks led Fund performance while electric and gas utilities hurt Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were United States Cellular Corp., Leap Wireless International, Inc. and Telephone and Data Systems, Inc. The worst-performing stocks, by percentage loss, were Pinnacle West Capital Corp., NiSource, Inc. and Mirant Corp.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

SECTOR                                    % OF NET ASSETS
 Utilities                                      80.16%
 Telecommunication Services                     17.38
 Consumer Discretionary                          3.11
 Net Other Assets and Liabilities               (0.65)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007


SECURITY                                  % OF NET ASSETS
 United States Cellular Corp.                    3.39%
 Leap Wireless International, Inc.               3.31
 Cablevision Systems Corp., Class A              3.11
 Puget Energy, Inc.                              3.03
 Alliant Energy Corp.                            3.01
 Pinnacle West Capital Corp.                     2.98
 CenturyTel, Inc.                                2.96
 Atmos Energy Corp.                              2.96
 Duke Energy Corp.                               2.95
 NiSource, Inc.                                  2.92
                                                -----
 Total                                          30.62%
                                                =====


----------
The StrataQuant(TM) Utilities Index is a trademark of the AMEX and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by the AMEX and the AMEX makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(TM) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust              StrataQuant(TM)
                Utilities                Utilities                Russell 1000(R)     Russell 1000(R)
                AlphaDEX(TM) Fund        Index                    Index               Utilities Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                  $10,000             $10,000
7/31/2007       $ 9,185                  $ 9,205                  $ 9,674             $ 9,578

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND

The First Trust Large Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Core Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FEX." The Fund began trading on May 10, 2007.

The Large Cap Core Index is a modified equal-dollar weighted index designed by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), to objectively identify and select stocks from the S&P 500 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500 Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                               (May 8, 2007)
 FUND PERFORMANCE
 NAV                                                             -4.40%
 Market Price                                                    -4.43%

 INDEX PERFORMANCE
 S&P 500 Index                                                   -3.10%
 Defined Large Cap Core Index                                    -4.21%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Energy, industrials, and information technology, together comprising about 39% of the Fund's net assets, were the only sectors to post positive returns for the period ended July 31, 2007. Consumer discretionary and utility stocks had the most negative impact on the Fund's total return relative to its benchmark.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., National Oilwell Varco, Inc. and Amazon.com, Inc. The worst-performing stocks, by percentage loss, were MGIC Investment Corp., American Standard Cos., Inc. and KB Home.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Consumer Discretionary                         16.32%
 Financials                                     14.54
 Industrials                                    14.27
 Information Technology                         14.21
 Energy                                         10.62
 Utilities                                       9.20
 Health Care                                     7.56
 Materials                                       7.07
 Consumer Staples                                4.47
 Telecommunication Services                      2.09
 Net Other Assets and Liabilities               (0.35)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 National Oilwell Varco, Inc.                    0.54%
 Amazon.com, Inc.                                0.54
 Precision Castparts Corp.                       0.53
 Tyco International Ltd.                         0.52
 Schlumberger Ltd.                               0.52
 NVIDIA Corp.                                    0.52
 Apple, Inc.                                     0.51
 Terex Corp.                                     0.50
 Noble Corp.                                     0.49
 Smith International, Inc.                       0.49
                                                 ----
 Total                                           5.16%
                                                 ====

----------
The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------
                First Trust
                Large Cap Core           Defined Large           S&P 500
                AlphaDEX(TM) Fund        Cap Core Index          Index
-------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000                 $10,000
7/31/2007       $ 9,560                  $ 9,579                 $ 9,690

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       18                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       38                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FNX - FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND

The First Trust Mid Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Core Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FNX." The Fund began trading on May 10, 2007.

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P MidCap 400 Index).

--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                               (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -4.73%
 Market Price                                                    -4.77%

INDEX PERFORMANCE
 Defined Mid Cap Core Index                                      -4.60%
 S&P MidCap 400 Index                                            -3.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)

FUND RECAP. Energy and industrials were the only sectors to have positive performance over the period. An underweight position in financials, relative to its benchmark also benefited the Fund as it was the worst-performing sector for the period ended July 31, 2007. Consumer discretionary was the biggest detractor from Fund performance, relative to its benchmark, due to an overweight position in that sector.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Intuitive Surgical, Inc., FMC Technologies, Inc. and GameStop Corp., Class A. The worst-performing stocks, by percentage loss, were Beazer Homes USA, Inc., Radian Group, Inc. and Kindred Healthcare, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Industrials                                    17.60%
 Consumer Discretionary                         17.11
 Information Technology                         15.15
 Financials                                     10.08
 Health Care                                     9.43
 Utilities                                       9.19
 Energy                                          8.79
 Materials                                       7.29
 Consumer Staples                                3.80
 Telecommunication Services                      0.92
 Net Other Assets and Liabilities                0.64
                                               ------
 Total                                         100.00%
                                               ======

TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Intuitive Surgical, Inc.                        0.72%
 Modine Manufacturing Co.                        0.67
 WellCare Health Plans, Inc.                     0.66
 RF Micro Devices, Inc.                          0.66
 Cameron International Corp.                     0.64
 Ventana Medical Systems, Inc.                   0.64
 Cypress Semiconductor Corp.                     0.63
 Jacobs Engineering Group, Inc.                  0.63
 SPX Corp.                                       0.63
 GameStop Corp., Class A                         0.61
                                                 ----
 Total                                           6.49%
                                                 ====


----------
The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FNX - FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------
                First Trust                   Defined
                Mid Cap Core                  Mid Cap Core       S&P Mid Cap
                AlphaDEX(TM) Fund             Index              400 Index
-------------------------------------------------------------------------------
5/8/2007        $10,000                       $10,000            $10,000
7/31/2007       $ 9,527                       $ 9,540            $ 9,615


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       22                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       34                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND

The First Trust Small Cap Core AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Core Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FYX." The Fund began trading on May 10, 2007.

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P SmallCap 600 Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.67%
 Market Price                                                    -5.77%

INDEX PERFORMANCE
 Defined Small Cap Core Index                                    -5.46%
 S&P SmallCap 600 Index                                          -4.65%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Telecommunication services and energy were the only two sectors to have positive returns over the period ended July 31, 2007. An underweight position in financials, relative to its benchmark, also benefited the Fund as it was the worst-performing sector for the period ended July 31, 2007. Consumer discretionary and industrials were the biggest detractors from Fund performance, relative to its benchmark, due to underperformance of the Fund's holdings in those sectors.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Crocs, Inc., Penford Corp. and Blue Nile, Inc. The worst-performing stocks, by percentage loss, were Standard Motor Products, Inc., Finish Line (The), Inc., Class A and Advanced Energy Industries, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Industrials                                    20.28%
 Information Technology                         19.07
 Consumer Discretionary                         18.59
 Financials                                     10.55
 Health Care                                     9.69
 Materials                                       7.71
 Utilities                                       5.56
 Energy                                          4.91
 Consumer Staples                                2.89
 Telecommunication Services                      0.32
 Net Other Assets and Liabilities                0.43
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Crocs, Inc.                                     0.55%
 Penford Corp.                                   0.52
 Option Care, Inc.                               0.50
 Blue Nile, Inc.                                 0.50
 Chaparral Steel Co.                             0.46
 Triumph Group, Inc.                             0.46
 Keystone Automotive Industries, Inc.            0.45
 Woodward Governor Co.                           0.43
 Hutchinson Technology, Inc.                     0.42
 Oceaneering International, Inc.                 0.42
                                                 ----
 Total                                           4.71%
                                                 ====

----------
The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

--------------------------------------------------------------------------------
                First Trust Small        Defined Small            S&P SmallCap
                Cap Core                 Cap Core                 600
                AlphaDEX(TM) Fund        Index                    Index
--------------------------------------------------------------------------------
5/8/2007          $10,000                $10,000                  $10,000
7/31/2007         $ 9,433                $ 9,454                  $ 9,535

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       24                          0                         1                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       32                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FTA - FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Opportunities Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FTA." The Fund began trading on May 10, 2007.

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500/Citigroup Value Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -5.50%
 Market Price                                                    -5.30%

INDEX PERFORMANCE
 S&P 500 Index                                                   -3.10%
 Defined Large Cap Value Opportunities Index                     -5.38%
 S&P 500/Citigroup Value Index                                   -4.14%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy and industrials were the two best-performing sectors over the period ended July 31, 2007 and biggest contributors to the Fund's return. A significantly underweight position in financials benefited the Fund as it was the worst-performing sector over the period ended July 31, 2007. Consumer discretionary was the biggest detractor to performance due to an overweight position and underperformance relative to its benchmark. An overweight position in utilities also hurt Fund performance.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., Freeport-McMoRan Copper & Gold, Inc. and VeriSign, Inc. The worst-performing stocks, by percentage loss, were MGIC Investment Corp., KB Home and CIT Group, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Financials                                     17.91%
 Consumer Discretionary                         16.39
 Utilities                                      14.28
 Industrials                                    13.00
 Information Technology                          9.90
 Materials                                       8.59
 Energy                                          8.39
 Consumer Staples                                5.45
 Telecommunication Services                      3.67
 Health Care                                     2.45
 Net Other Assets and Liabilities               (0.03)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Tyco International Ltd.                         1.01%
 Hess Corp.                                      0.94
 ConocoPhillips                                  0.93
 Rowan Cos., Inc.                                0.93
 ADC Telecommunications, Inc.                    0.92
 Archer-Daniels-Midland Co.                      0.92
 Chevron Corp.                                   0.91
 Ryder System, Inc.                              0.91
 Parker Hannifin Corp.                           0.91
 Novellus Systems, Inc.                          0.91
                                                 ----
 Total                                           9.29%
                                                 ====


----------
The Defined Large Cap Value Opportunities Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Opportunities Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FTA - FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust Large Cap       Defined Large Cap
                Value Opportunities         Value Opportunities    S&P 500            S&P 500/Citigroup
                AlphaDEX(TM) Fund           Index                  Index              Value Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                     $10,000                $10,000            $10,000
7/31/2007       $ 9,450                     $ 9,462                $ 9,690            $ 9,586

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       40                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       17                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FTC - FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Opportunities Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FTC." The Fund began trading on May 10, 2007.

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P 500/Citigroup Growth Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -2.60%
 Market Price                                                    -2.43%

INDEX PERFORMANCE
 S&P 500 Index                                                   -3.10%
 Defined Large Cap Growth Opportunities Index                    -2.43%
 S&P 500/Citigroup Growth Index                                  -1.98%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy was the best-performing sector in the Fund and had the largest contribution to return. The Fund also benefited from an underweight position in the health care sector, the second worst-performing sector over the period ended July 31, 2007. Information technology was the biggest detractor from performance, relative to its benchmark, due to an underweight position in the sector.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were National Oilwell Varco, Inc., Amazon.com, Inc. and Hilton Hotels Corp. The worst-performing stocks, by percentage loss, were American Standard Cos., Inc., Big Lots, Inc. and Sunoco, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Information Technology                         20.14%
 Consumer Discretionary                         16.18
 Industrials                                    15.67
 Health Care                                    14.16
 Energy                                         13.28
 Financials                                     10.29
 Materials                                       4.73
 Utilities                                       2.94
 Consumer Staples                                2.64
 Net Other Assets and Liabilities               (0.03)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 National Oilwell Varco, Inc.                    1.14%
 Amazon.com, Inc.                                1.14
 Precision Castparts Corp.                       1.12
 Schlumberger Ltd.                               1.10
 NVIDIA Corp.                                    1.10
 Apple, Inc.                                     1.07
 Terex Corp.                                     1.05
 Noble Corp.                                     1.04
 Smith International, Inc.                       1.04
 Fluor Corp.                                     1.03
                                                -----
 Total                                          10.83%
                                                =====

----------
The Defined Large Cap Growth Opportunities Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Opportunities Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FTC - FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND (CONTINUED)



                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust Large Cap       Defined Large Cap
                Growth Opportunities        Growth Opportunities   S&P 500            S&P 500/Citigroup
                AlphaDEX(TM) Fund           Index                  Index              Growth Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                     $10,000                $10,000            $10,000
7/31/2007       $ 9,740                     $ 9,757                $ 9,690            $ 9,802

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       37                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       19                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND

The First Trust Multi Cap Value AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Value Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FAB." The Fund began trading on May 10, 2007.

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Value Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P Composite 1500/Citigroup Value Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                           Since Fund Inception
                                                              (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -6.83%
 Market Price                                                    -6.50%

INDEX PERFORMANCE
 S&P Composite 1500 Index                                        -3.22%
 Defined Multi Cap Value Index                                   -6.66%
 S&P Composite 1500/Citigroup Value Index                        -4.33%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy was the best-performing sector over the period ended July 31, 2007, followed by telecommunication services. A significantly underweight position in financials also benefited the Fund as it was the worst-performing sector over the period ended July 31, 2007. Consumer discretionary was the biggest detractor from Fund performance over the period ended July 31, 2007 due to an overweight position and underperformance of the Fund's holdings in that sector.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were Cummins, Inc., Penford Corp. and Freeport-McMoRan Copper & Gold, Inc. The worst-performing stocks, by percentage loss, were Beazer Homes USA, Inc., MGIC Investment Corp. and Radian Group, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Financials                                     16.78%
 Consumer Discretionary                         16.17
 Utilities                                      14.43
 Industrials                                    14.22
 Information Technology                         11.88
 Materials                                       9.41
 Energy                                          7.21
 Consumer Staples                                4.90
 Health Care                                     2.91
 Telecommunication Services                      2.25
 Net Other Assets and Liabilities               (0.16)
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 Tyco International Ltd.                         0.51%
 Hess Corp.                                      0.48
 Rowan Cos., Inc.                                0.47
 ConocoPhillips                                  0.47
 ADC Telecommunications, Inc.                    0.47
 Archer-Daniels Midland Co.                      0.47
 Chevron Corp.                                   0.46
 Ryder System, Inc.                              0.46
 Parker Hannifin Corp.                           0.46
 Novellus System, Inc.                           0.46
                                                 ----
 Total                                           4.71%
                                                 ====


----------
The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

------------------------------------------------------------------------------------------------------------
                First Trust              Defined Multi
                Multi Cap Value          Cap Value          S&P Composite       S&P Composite 1500/Citigroup
                AlphaDEX(TM) Fund        Index              1500 Index          Value Index
------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                  $10,000            $10,000             $10,000
7/31/2007       $ 9,317                  $ 9,334            $ 9,678             $ 9,567


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       39                          0                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       18                          0                         0                         0

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------

FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND

The First Trust Multi Cap Growth AlphaDEX(TM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Multi Cap Growth Index. The Shares of the Fund are listed and trade on the AMEX under the ticker symbol "FAD." The Fund began trading on May 10, 2007.

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500/Citigroup Growth Index that may generate positive alpha relative to traditional passive style indices through the use of the AlphaDEX(TM) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark (S&P Composite 1500/Citigroup Growth Index).


--------------------------------------------------------------------------------
Performance as of July 31, 2007
                                                            Since Fund Inception
                                                                (May 8, 2007)
FUND PERFORMANCE
 NAV                                                             -2.03%
 Market Price                                                    -1.90%

INDEX PERFORMANCE
 S&P Composite 1500 Index                                        -3.22%
 Defined Multi Cap Growth Index                                  -1.82%
 S&P Composite 1500/Citigroup Growth Index                       -2.04%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 36.)


FUND RECAP. Energy was the best-performing sector in the Fund over the period ended July 31, 2007, followed by industrials. Health care was the biggest contributor to performance, relative to its benchmark, due to the outperformance of the Fund's holdings in the sector versus its benchmark. The consumer discretionary sector had the worst contribution to return due to an overweight position in that sector. An underweight position in information technology also held back Fund performance as it was the third best-performing sector over the period ended July 31, 2007.

The top three performing stocks in the Fund over the period ended July 31, 2007, by contribution to return, were National Oilwell Varco, Inc., Intuitive Surgical, Inc. and Crocs, Inc. The worst-performing stocks, by percentage loss, were American Standard Cos., Inc., Big Lots, Inc. and Sunoco, Inc.



PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2007

 SECTOR                                    % OF NET ASSETS
 Information Technology                         20.28%
 Industrials                                    18.95
 Consumer Discretionary                         17.89
 Health Care                                    15.15
 Energy                                         11.27
 Financials                                      7.17
 Materials                                       4.41
 Consumer Staples                                2.52
 Utilities                                       1.54
 Telecommunication Services                      0.26
 Net Other Assets and Liabilities                0.56
                                               ------
 Total                                         100.00%
                                               ======


TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2007

 SECURITY                                  % OF NET ASSETS
 National Oilwell Varco, Inc.                    0.57%
 Amazon.com, Inc.                                0.57
 Precision Castparts Corp.                       0.56
 Schlumberger Ltd.                               0.55
 NVIDIA Corp.                                    0.55
 Apple, Inc.                                     0.54
 Terex Corp.                                     0.53
 Noble Corp.                                     0.52
 Smith International, Inc.                       0.52
 Fluor Corp.                                     0.51
                                                 ----
 Total                                           5.42%
                                                 ====

----------
The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(TM) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
Fund Performance Overview (Continued)
--------------------------------------------------------------------------------


FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND (CONTINUED)


                     Growth of a $10,000 Initial Investment
                          May 8, 2007 - July 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

-------------------------------------------------------------------------------------------------------------------
                First Trust Multi           Defined Multi Cap      S&P                 S&P Composite
                Cap Growth                  Growth                 Composite           1500/Citigroup
                AlphaDEX(TM) Fund           Index                  1500 Index          Growth Index
-------------------------------------------------------------------------------------------------------------------
5/8/2007        $10,000                     $10,000                $10,000             $10,000
7/31/2007       $ 9,797                     $ 9,818                $ 9,678             $ 9,796

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through July 31, 2007.

                            NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       29                          1                         0                         0


                             NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

FOR THE PERIOD                   0-49 BASIS POINTS         50-99 BASIS POINTS       100-199 BASIS POINTS       >= 200 BASIS POINTS
5/10/07 - 7/31/07                       27                          0                         0                         0

--------------------------------------------------------------------------------
Notes to Fund Performance Overview
--------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of each Fund. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

First Trust Exchange-Traded AlphaDEX(TM) Fund

Understanding Your Fund Expenses
July 31, 2007 (Unaudited)


As a shareholder of First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund, First Trust Utilities AlphaDEX(TM) Fund, First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund, or First Trust Multi Cap Growth AlphaDEX(TM) Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Hypothetical Example is based on an investment of $1,000 invested for the most recent fiscal half-year ended July 31, 2007. The Actual Example is based on an investment of $1,000 invested for the period since inception through July 31, 2007.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO      EXPENSES PAID
                                                       BEGINNING             ENDING           BASED ON THE      DURING THE PERIOD
                                                     ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS     MAY 8, 2007 (A) TO
                                                    MAY 8, 2007 (A)       JULY 31, 2007     IN THE PERIOD (B)   JULY 31, 2007 (C)

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND
Actual                                                $1,000.00              $941.50               0.70%               $1.58
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $955.50               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST ENERGY ALPHADEX(TM) FUND
Actual                                                $1,000.00            $1,037.00               0.70%               $1.66
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST FINANCIALS ALPHADEX(TM) FUND
Actual                                                $1,000.00              $895.50               0.70%               $1.54
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $974.00               0.70%               $1.61
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51


                                                                        Page 37

First Trust Exchange-Traded AlphaDEX(TM) Fund

Understanding Your Fund Expenses (Continued)
July 31, 2007 (Unaudited)

                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO      EXPENSES PAID
                                                       BEGINNING             ENDING           BASED ON THE      DURING THE PERIOD
                                                     ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS     MAY 8, 2007 (A) TO
                                                    MAY 8, 2007 (A)       JULY 31, 2007     IN THE PERIOD (B)   JULY 31, 2007 (C)

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $943.50               0.70%               $1.58
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MATERIALS ALPHADEX(TM) FUND
Actual                                                $1,000.00            $1,008.50               0.70%               $1.64
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND
Actual                                                $1,000.00            $1,023.50               0.70%               $1.65
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST UTILITIES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $918.50               0.70%               $1.56
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $956.00               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $952.70               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $943.30               0.70%               $1.58
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $945.00               0.70%               $1.59
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(TM) FUND
Actual                                                $1,000.00              $974.00               0.70%               $1.61
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND
Actual                                                $1,000.00              $931.70               0.70%               $1.57
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND
Actual                                                $1,000.00              $979.70               0.70%               $1.61
Hypothetical (5% return before expenses)              $1,000.00            $1,021.32               0.70%               $3.51

(a) Inception date.

(b) These expense ratios reflect expense caps.

(c) Actual expenses are equal to the annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 85/365 (to reflect the actual period May 8, 2007 to July 31, 2007). Hypothetical expenses are assumed for the most recent fiscal half-year.

First Trust Consumer Discretionary AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007 (Unaudited)


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK--101.3%
            CHEMICALS--0.5%
      189   International Flavors & Fragrances,
                 Inc.                           $       9,471
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--6.6%
    1,098   Allied Waste Industries, Inc. (a)          14,131
       77   Brink's (The) Co.                           4,709
      375   Cintas Corp.                               13,710
      322   Copart, Inc. (a)                            9,061
      781   Corrections Corp. of America (a)           22,533
      267   Manpower, Inc.                             21,106
      340   R.R. Donnelley & Sons Co.                  14,368
      322   Republic Services, Inc.                    10,288
      378   Waste Management, Inc.                     14,375
                                                -------------
                                                      124,281
                                                -------------

            DIVERSIFIED CONSUMER SERVICES--3.7%
      253   Apollo Group, Inc., Class A (a)            14,955
      292   Career Education Corp. (a)                  8,667
      210   ITT Educational Services, Inc. (a)         22,188
      320   Laureate Education, Inc. (a)               19,731
       94   Weight Watchers International, Inc.         4,561
                                                -------------
                                                       70,102
                                                -------------

            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--1.8%
      290   CDW Corp. (a)                              24,410
      278   Dolby Laboratories, Inc., Class A (a)       9,246
                                                -------------
                                                       33,656
                                                -------------

            FOOD & STAPLES RETAILING--2.0%
      273   BJ's Wholesale Club, Inc. (a)               9,271
      253   Costco Wholesale Corp.                     15,129
      307   Wal-Mart Stores, Inc.                      14,107
                                                -------------
                                                       38,507
                                                -------------

            HOTELS, RESTAURANTS & LEISURE--9.1%
      935   Burger King Holdings, Inc.                 22,711
      404   Carnival Corp.                             17,901
      108   Darden Restaurants, Inc.                    4,598
      116   Harrah's Entertainment, Inc.                9,824
      142   Hilton Hotels Corp.                         6,278
       90   International Speedway Corp., Class A       4,310
      291   McDonald's Corp.                           13,930
      239   MGM MIRAGE, Inc. (a)                       17,473
       89   Orient-Express Hotels Ltd., Class A         4,134
      410   Penn National Gaming, Inc. (a)             23,576
      459   Royal Caribbean Cruises Ltd.               17,685
      136   Scientific Games Corp., Class A (a)         4,666
       55   Station Casinos, Inc.                       4,759
      272   Wyndham Worldwide Corp. (a)                 9,153
      301   Yum! Brands, Inc.                           9,644
                                                -------------
                                                      170,642
                                                -------------

            HOUSEHOLD DURABLES--7.5%
      112   Black & Decker (The) Corp.          $       9,696
      169   Harman International Industries, Inc.      19,604
      573   Jarden Corp. (a)                           20,702
    1,117   Leggett & Platt, Inc.                      23,156
      244   Mohawk Industries, Inc. (a)                21,962
       94   Snap-on, Inc.                               4,919
      325   Stanley Works (The)                        17,982
      222   Whirlpool Corp.                            22,669
                                                -------------
                                                      140,690
                                                -------------

            HOUSEHOLD PRODUCTS--0.5%
      147   Kimberly-Clark Corp.                        9,889
                                                -------------

            INTERNET & CATALOG RETAIL--3.8%
      360   Amazon.com, Inc. (a)                       28,274
      162   Expedia, Inc. (a)                           4,311
      137   IAC/InterActiveCorp. (a)                    3,937
    1,103   Liberty Media Corp. - Interactive,
                 Class A (a)                           23,108
      212   NutriSystem, Inc. (a)                      11,813
                                                -------------
                                                       71,443
                                                -------------

            INTERNET SOFTWARE & SERVICES--2.6%
      386   aQuantive, Inc. (a)                        25,533
       28   Google, Inc., Class A (a)                  14,280
      311   VeriSign, Inc. (a)                          9,234
                                                -------------
                                                       49,047
                                                -------------
            IT SERVICES--2.6%
      459   Accenture Ltd., Class A                    19,337
      813   Convergys Corp. (a)                        15,488
      462   Hewitt Associates, Inc., Class A (a)       13,823
                                                -------------
                                                       48,648
                                                -------------

            LEISURE EQUIPMENT & PRODUCTS
                 --2.1%
      627   Hasbro, Inc.                               17,569
      584   Mattel, Inc.                               13,379
      252   Pool Corp.                                  8,470
                                                -------------
                                                       39,418
                                                -------------

            MACHINERY--0.7%
      251   Toro (The) Co.                             14,111
                                                -------------

            MEDIA--19.1%
      444   CBS Corp., Class B                         14,084
      202   Central European Media Enterprises
                 Ltd., Class A (a)                     18,681
      126   Clear Channel Communications, Inc.          4,649
      168   Clear Channel Outdoor Holdings,
                 Inc., Class A (a)                      4,612
      545   CTC Media, Inc. (a)                        13,314
      206   DIRECTV Group (The), Inc. (a)               4,616
      643   Discovery Holding Co., Class A (a)         15,252
      216   E.W. Scripps (The) Co., Class A             8,850


                   See Notes to Financial Statements                    Page 39

First Trust Consumer Discretionary AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
      341   EchoStar Communications Corp.,
                 Class A (a)                     $     14,421
      448   Gannett Co., Inc.                          22,355
      309   Getty Images, Inc. (a)                     13,883
      384   Harte-Hanks, Inc.                           9,043
      409   Hearst-Argyle Television, Inc.              8,589
      558   Idearc, Inc.                               19,368
      408   John Wiley & Sons, Inc., Class A           17,254
      600   Liberty Global, Inc., Class A (a)          25,159
      973   McClatchy (The) Co., Class A               23,761
       70   McGraw-Hill (The) Cos., Inc.                4,235
      160   Meredith Corp.                              9,038
      465   News Corp., Class A                         9,821
       90   Omnicom Group, Inc.                         4,668
      449   Regal Entertainment Group, Class A          9,604
      937   Time Warner, Inc.                          18,047
      670   Tribune Co.                                18,733
      114   Viacom, Inc., Class B (a)                   4,366
      606   Virgin Media, Inc.                         15,053
      577   Walt Disney (The) Co.                      19,041
       13   Washington Post (The) Co., Class B         10,280
                                                -------------
                                                      360,777
                                                -------------

            MULTILINE RETAIL--8.5%
      670   Big Lots, Inc. (a)                         17,326
      686   Dillard's, Inc., Class A                   20,505
      566   Dollar Tree Stores, Inc. (a)               21,654
      718   Family Dollar Stores, Inc.                 21,267
       67   Kohl's Corp. (a)                            4,074
      495   Macy's, Inc.                               17,855
      193   Nordstrom, Inc.                             9,183
      692   Saks, Inc. (a)                             12,809
      116   Sears Holdings Corp. (a)                   15,868
      310   Target Corp.                               18,777
                                                -------------
                                                      159,318
                                                -------------

            PERSONAL PRODUCTS--1.3%
      623   Alberto-Culver Co.                         14,653
      129   Avon Products, Inc.                         4,645
      105   Estee Lauder (The) Cos., Inc., Class A      4,727
                                                -------------
                                                       24,025
                                                -------------

            ROAD & RAIL--1.2%
      693   Avis Budget Group, Inc. (a)                17,789
      179   Hertz Global Holdings, Inc. (a)             4,008
                                                -------------
                                                       21,797
                                                -------------

            SPECIALTY RETAIL--19.1%
      135   Abercrombie & Fitch Co., Class A            9,437
      365   Advance Auto Parts, Inc.                   12,691
      695   AnnTaylor Stores Corp. (a)                 21,837
      878   AutoNation, Inc. (a)                       17,103
      108   Autozone, Inc. (a)                         13,695


            SPECIALTY RETAIL (CONTINUED)
      512   Barnes & Noble, Inc.                 $     17,178
      580   CarMax, Inc. (a)                           13,879
      195   Chico's FAS, Inc. (a)                       3,775
      315   Circuit City Stores, Inc.                   3,749
      205   Coldwater Creek, Inc. (a)                   4,036
      339   Dick's Sporting Goods, Inc. (a)            19,062
    1,130   Foot Locker, Inc.                          20,973
      630   GameStop Corp., Class A (a)                25,421
      774   Gap (The), Inc.                            13,313
      513   Guess?, Inc.                               24,362
      501   Home Depot (The), Inc.                     18,622
      173   Limited Brands, Inc.                        4,178
      501   OfficeMax, Inc.                            16,473
      404   O'Reilly Automotive, Inc. (a)              13,457
      694   Penske Automotive Group, Inc.              13,519
      304   PetSmart, Inc.                              9,828
      743   RadioShack Corp.                           18,672
      154   Ross Stores, Inc.                           4,455
      464   Tiffany & Co.                              22,388
      173   TJX (The) Cos., Inc.                        4,801
      189   Tractor Supply Co. (a)                      8,981
      198   Urban Outfitters, Inc. (a)                  3,972
                                                -------------
                                                      359,857
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--6.9%
      208   Coach, Inc. (a)                             9,456
      573   Crocs, Inc. (a)                            33,990
      660   Liz Claiborne, Inc.                        23,192
      254   NIKE, Inc., Class B                        14,338
      325   Phillips-Van Heusen Corp.                  16,920
      251   Polo Ralph Lauren Corp.                    22,427
      108   VF Corp.                                    9,265
                                                -------------
                                                      129,588
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS
                 --1.7%
      235   Fastenal Co.                               10,591
      358   MSC Industrial Direct Co., Inc.,
                 Class A                               18,005
       79   WESCO International, Inc. (a)               4,230
                                                -------------
                                                       32,826
                                                -------------


            TOTAL INVESTMENTS--101.3%
            (Cost $2,023,036)                       1,908,093
            NET OTHER ASSETS AND
                 LIABILITIES--(1.3%)                  (25,267)
                                                -------------
            NET ASSETS--100.0%                  $   1,882,826
                                                =============

(a) Non-income producing security.


Page 40                 See Notes to Financial Statements

First Trust Consumer Staples AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.8%
            BEVERAGES--25.2%
      552   Anheuser-Busch Cos., Inc.          $       26,921
      394   Brown-Forman Corp., Class B                26,177
      551   Coca-Cola (The) Co.                        28,713
    5,537   Constellation Brands, Inc., Class A (a)   121,426
    2,011   Hansen Natural Corp. (a)                   81,546
    1,818   Molson Coors Brewing Co., Class B         161,693
    2,566   Pepsi Bottling Group (The), Inc.           85,858
    6,842   PepsiAmericas, Inc.                       189,319
                                                -------------
                                                      721,653
                                                -------------

            FOOD & STAPLES RETAILING--20.1%
    4,779   Kroger (The) Co.                          124,063
   26,340   Rite Aid Corp. (a)                        145,133
    4,938   Safeway, Inc.                             157,374
    3,628   SUPERVALU, Inc.                           151,179
                                                -------------
                                                      577,749
                                                -------------

            FOOD PRODUCTS--34.0%
    1,732   Campbell Soup Co.                          63,790
    1,073   ConAgra Foods, Inc.                        27,201
    5,273   Dean Foods Co. (a)                        151,703
   11,056   Del Monte Foods Co.                       128,249
    1,151   General Mills, Inc.                        64,019
    3,599   Hormel Foods Corp.                        123,878
    1,056   J.M. Smucker (The) Co.                     58,935
    2,452   Kraft Foods, Inc., Class A                 80,303
      755   McCormick & Co., Inc.                      25,791
    1,656   Sara Lee Corp.                             26,248
    4,366   Smithfield Foods, Inc. (a)                135,607
    1,563   Wm. Wrigley Jr. Co.                        90,154
                                                -------------
                                                      975,878
                                                -------------

            HOUSEHOLD PRODUCTS--7.1%
    1,783   Church & Dwight Co., Inc.                  87,475
      464   Clorox (The) Co.                           28,053
    1,412   Procter & Gamble (The) Co.                 87,346
                                                -------------
                                                      202,874
                                                -------------

            PERSONAL PRODUCTS--2.4%
    1,556   NBTY, Inc. (a)                             67,748
                                                -------------

            TOBACCO--12.0%
      958   Altria Group, Inc.                  $      63,678
    1,740   Loews Corp. - Carolina Group              131,875
    1,326   Reynolds American, Inc.                    81,111
    1,252   UST, Inc.                                  67,045
                                                -------------
                                                      343,709
                                                -------------


            TOTAL INVESTMENTS--100.8%
            (Cost $3,048,199)                       2,889,611
            NET OTHER ASSETS AND
                 LIABILITIES--(0.8%)                  (23,125)
                                                -------------
            NET ASSETS--100.0%                  $   2,866,486
                                                =============


(a) Non-income producing security.


                 See Notes to Financial Statements                      Page 41

First Trust Energy AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.5%
            ENERGY EQUIPMENT & SERVICES--39.1%
      361   Baker Hughes, Inc.                 $       28,537
    1,272   Cameron International Corp. (a)            99,216
      297   Diamond Offshore Drilling, Inc.            30,644
    3,350   Dresser-Rand Group, Inc. (a)              124,285
    1,491   ENSCO International, Inc.                  91,055
      382   FMC Technologies, Inc. (a)                 34,961
    6,167   Global Industries Ltd. (a)                159,726
      421   GlobalSantaFe Corp.                        30,190
      563   Grant Prideco, Inc. (a)                    31,584
    4,670   Helmerich & Payne, Inc.                   151,168
    3,963   Nabors Industries Ltd. (a)                115,878
    1,270   National Oilwell Varco, Inc. (a)          152,540
      678   Noble Corp.                                69,468
    1,256   Oceaneering International, Inc. (a)        70,537
    6,312   Patterson-UTI Energy, Inc.                144,545
    1,767   Pride International, Inc. (a)              61,933
    1,613   Rowan Cos., Inc.                           68,052
      779   Schlumberger Ltd.                          73,787
    1,417   SEACOR Holdings, Inc. (a)                 123,591
    1,552   Smith International, Inc.                  95,308
      759   Superior Energy Services, Inc. (a)         30,603
      623   Transocean, Inc. (a)                       66,941
    2,628   Unit Corp. (a)                            144,698
      548   Weatherford International Ltd. (a)         30,321
                                                -------------
                                                    2,029,568
                                                -------------


            INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS--2.4%
    3,184   NRG Energy, Inc. (a)                      122,743
                                                -------------


            OIL, GAS & CONSUMABLE FUELS--59.0%
    1,749   Anadarko Petroleum Corp.                   88,027
    1,622   Apache Corp.                              131,122
    3,823   Chesapeake Energy Corp.                   130,135
    1,571   Chevron Corp.                             133,943
    4,198   Cimarex Energy Co.                        158,894
    2,108   ConocoPhillips                            170,411
   10,336   Continental Resources, Inc. (a)           162,585
      809   Denbury Resources, Inc. (a)                32,360
    1,161   Devon Energy Corp.                         86,622
      905   EOG Resources, Inc.                        63,441
      789   Exxon Mobil Corp.                          67,168
    2,154   Forest Oil Corp. (a)                       87,172
    2,079   Frontier Oil Corp.                         80,520
    2,280   Helix Energy Solutions Group, Inc. (a)     88,806
    1,542   Hess Corp.                                 94,370
    2,230   Holly Corp.                               150,280
    2,206   Marathon Oil Corp.                        121,771
      511   Murphy Oil Corp.                           31,702
    1,452   Newfield Exploration Co. (a)               69,769
      487   Noble Energy, Inc.                         29,775
    2,286   Occidental Petroleum Corp.                129,662
      623   Pioneer Natural Resources Co.              28,347
    3,460   Plains Exploration & Production Co. (a)   149,507
    2,606   Pogo Producing Co.                        138,796


            OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
      809   Range Resources Corp.              $       30,046
    2,485   St. Mary Land & Exploration Co.            82,726
      829   Sunoco, Inc.                               55,311
    1,592   Tesoro Corp.                               79,282
    2,240   Valero Energy Corp.                       150,102
    3,250   W&T Offshore, Inc.                         76,115
    2,862   Western Refining, Inc.                    158,841
                                                -------------
                                                    3,057,608
                                                -------------


            TOTAL INVESTMENTS--100.5%
            (Cost $5,463,172)                       5,209,919
            NET OTHER ASSETS AND
                 LIABILITIES--(0.5%)                  (25,432)
                                                -------------
            NET ASSETS--100.0%                  $   5,184,487
                                                =============

(a) Non-income producing security.



Page 42                 See Notes to Financial Statements

First Trust Financials AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--101.3%
            CAPITAL MARKETS--14.7%
      240   A.G. Edwards, Inc.                   $     19,406
      122   Affiliated Managers Group, Inc. (a)        13,786
      381   Allied Capital Corp.                       10,790
      477   American Capital Strategies Ltd.           18,112
      112   Bear Stearns (The) Cos., Inc.              13,577
       25   BlackRock, Inc.                             3,988
      201   Charles Schwab (The) Corp.                  4,046
      178   E*TRADE Financial Corp. (a)                 3,297
      356   Eaton Vance Corp.                          14,902
      103   Federated Investors, Inc., Class B          3,709
       89   Franklin Resources, Inc.                   11,336
       73   Goldman Sachs Group (The), Inc.            13,749
       91   Investment Technology Group, Inc. (a)       3,636
      565   Janus Capital Group, Inc.                  16,984
      146   Jefferies Group, Inc.                       3,835
      120   Legg Mason, Inc.                           10,800
      104   Lehman Brothers Holdings, Inc.              6,448
      141   Merrill Lynch & Co., Inc.                  10,462
      188   Morgan Stanley                             12,008
      123   Northern Trust Corp.                        7,683
      253   Nuveen Investments, Inc.                   15,468
      127   Raymond James Financial, Inc.               3,895
      135   SEI Investments Co.                         3,680
      115   State Street Corp.                          7,708
      227   T. Rowe Price Group, Inc.                  11,834
    1,014   TD Ameritrade Holding Corp. (a)            17,187
                                                -------------
                                                      262,326
                                                -------------

            COMMERCIAL BANKS--13.5%
      241   Associated Banc-Corp.                       6,926
      322   BancorpSouth, Inc.                          7,519
      193   BB&T Corp.                                  7,222
       74   BOK Financial Corp.                         3,701
       52   City National Corp.                         3,681
      315   Colonial BancGroup (The), Inc.              6,870
      132   Comerica, Inc.                              6,951
      213   Commerce Bancorp, Inc.                      7,125
      174   Commerce Bancshares, Inc.                   7,734
       74   Cullen/Frost Bankers, Inc.                  3,676
      101   East West Bancorp, Inc.                     3,703
       61   First Citizens BancShares, Inc., Class A   10,960
      101   First Horizon National Corp.                3,204
      546   Fulton Financial Corp.                      7,218
      519   Huntington Bancshares, Inc.                 9,965
      344   KeyCorp                                    11,933
       74   M&T Bank Corp.                              7,865
      165   Marshall & Ilsley Corp.                     6,800
      472   National City Corp.                        13,872
      220   PNC Financial Services Group, Inc.         14,664
      735   Popular, Inc.                               9,695
      238   Regions Financial Corp.                     7,157
       92   SunTrust Banks, Inc.                        7,204
      128   Synovus Financial Corp.                     3,579
      142   TCF Financial Corp.                         3,492


            COMMERCIAL BANKS (CONTINUED)
      119   U.S. Bancorp                       $        3,564
      198   UnionBanCal Corp.                          10,941
      175   Valley National Bancorp                     3,705
      230   Wachovia Corp.                             10,858
      184   Webster Financial Corp.                     7,997
      224   Wells Fargo & Co.                           7,564
      261   Whitney Holding Corp.                       6,522
      102   Zions Bancorporation                        7,604
                                                -------------
                                                      241,471
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES
                 --1.2%
      115   Dun & Bradstreet (The) Corp.               11,243
      266   Equifax, Inc.                              10,762
                                                -------------
                                                       22,005
                                                -------------

            CONSUMER FINANCE--2.6%
      129   American Express Co.                        7,552
      593   AmeriCredit Corp. (a)                      12,062
      150   Capital One Financial Corp.                10,614
      273   SLM Corp. (a)                              13,423
       19   Student Loan (The) Corp.                    3,534
                                                -------------
                                                       47,185
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --3.9%
      241   Bank of America Corp.                      11,428
      287   CIT Group, Inc.                            11,819
      153   Citigroup, Inc.                             7,125
        7   CME Group, Inc.                             3,868
      137   IntercontinentalExchange, Inc. (a)         20,704
      244   JPMorgan Chase & Co.                       10,738
      132   Nasdaq Stock Market, Inc. (a)               4,062
                                                -------------
                                                       69,744
                                                -------------

            HEALTH CARE PROVIDERS &
                 SERVICES--0.9%
      301   CIGNA Corp.                                15,544
                                                -------------

            INSURANCE--39.4%
      324   ACE Ltd.                                   18,701
       77   AFLAC, Inc.                                 4,013
       39   Alleghany Corp. (a)                        16,380
      396   Allied World Assurance Holdings Ltd.       18,790
      256   Allstate (The) Corp.                       13,606
      181   Ambac Financial Group, Inc.                12,154
      461   American Financial Group, Inc.             12,949
      169   American International Group, Inc.         10,846
       52   American National Insurance Co.             7,776
       92   Aon Corp.                                   3,684
      279   Arch Capital Group Ltd. (a)                19,435
      141   Arthur J. Gallagher & Co.                   3,889
      200   Assurant, Inc.                             10,144
      499   Axis Capital Holdings Ltd.                 18,388
      374   Chubb (The) Corp.                          18,853


                 See Notes to Financial Statements                     Page 43

First Trust Financials AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
      363   Cincinnati Financial Corp.            $    14,230
      330   CNA Financial Corp.                        13,702
      753   Conseco, Inc. (a)                          13,697
      506   Endurance Specialty Holdings Ltd.          18,924
      146   Erie Indemnity Co., Class A                 7,539
      187   Everest Re Group, Ltd.                     18,373
      855   Fidelity National Financial, Inc.,
                 Class A                               17,861
      318   First American Corp.                       14,720
      343   Genworth Financial, Inc., Class A          10,468
      242   Hanover Insurance Group, Inc.              10,621
      120   Hartford Financial Services Group
                 (The), Inc.                           11,024
      471   HCC Insurance Holdings, Inc.               13,791
      111   Lincoln National Corp.                      6,696
      309   Loews Corp.                                14,647
       24   Markel Corp. (a)                           11,172
      255   Marsh & McLennan Cos., Inc.                 7,025
      253   MBIA, Inc.                                 14,193
      286   Mercury General Corp.                      14,809
      122   MetLife, Inc.                               7,347
      124   Nationwide Financial Services,
                 Class A                                7,057
      740   Old Republic International Corp.           13,586
      621   OneBeacon Insurance Group Ltd.             14,345
      262   PartnerRe Ltd.                             18,610
      485   Philadelphia Consolidated Holding
                 Corp. (a)                             17,528
       68   Principal Financial Group, Inc.             3,835
      658   Progressive (The) Corp.                    13,805
      247   Protective Life Corp.                      10,626
      121   Prudential Financial, Inc.                 10,724
      196   Reinsurance Group of America, Inc.         10,449
      327   RenaissanceRe Holdings Ltd.                18,803
      326   SAFECO Corp.                               19,061
      150   StanCorp Financial Group, Inc.              7,044
      176   Torchmark Corp.                            10,831
      166   Transatlantic Holdings, Inc.               12,143
      379   Travelers (The) Cos., Inc.                 19,246
      320   Unitrin, Inc.                              13,562
      301   Unum Group                                  7,314
       26   White Mountains Insurance
                 Group Ltd.                            14,287
      623   W.R. Berkley Corp.                         18,329
      187   XL Capital Ltd., Class A                   14,560
                                                -------------
                                                      706,192
                                                -------------

            IT SERVICES--5.5%
      262   Alliance Data Systems Corp. (a)            20,122
      196   CheckFree Corp. (a)                         7,221
       99   DST Systems, Inc. (a)                       7,511
      373   Fidelity National Information
                 Services, Inc.                        18,512
      241   First Data Corp.                            7,661


            IT SERVICES (CONTINUED)
      208   Fiserv, Inc. (a)                    $      10,279
      122   MasterCard, Inc., Class A                  19,618
      133   Total System Services, Inc.                 3,741
      189   Western Union Co.                           3,771
                                                -------------
                                                       98,436
                                                -------------

            MEDIA--1.1%
      353   Dow Jones & Co., Inc.                      20,255
                                                -------------

            REAL ESTATE INVESTMENT TRUSTS
                 --5.0%
      273   Annaly Capital Management, Inc.             3,945
      198   Boston Properties, Inc.                    18,709
      160   CapitalSource, Inc.                         3,040
      556   Colonial Properties Trust                  19,233
       95   Hospitality Properties Trust                3,644
    1,135   HRPT Properties Trust                      10,612
       89   iStar Financial, Inc.                       3,233
       69   ProLogis                                    3,926
      262   Rayonier, Inc.                             11,093
      451   Thornburg Mortgage, Inc.                   11,464
                                                -------------
                                                       88,899
                                                -------------

            REAL ESTATE MANAGEMENT &
                  DEVELOPMENT--1.9%
      431   CB Richard Ellis Group, Inc.,
                 Class A (a)                           15,051
      179   Jones Lang LaSalle, Inc.                   19,650
                                                -------------
                                                       34,701
                                                -------------

            ROAD & RAIL--1.1%
      377   Ryder System, Inc.                         20,497
                                                -------------

            SOFTWARE--1.1%
      173   FactSet Research Systems, Inc.             11,416
      196   Fair Isaac Corp.                            7,695
                                                -------------
                                                       19,111
                                                -------------

            THRIFTS & MORTGAGE FINANCE
                 --7.7%
      157   Astoria Financial Corp.                     3,697
      433   Countrywide Financial Corp.                12,198
      120   Fannie Mae                                  7,181
      334   Freddie Mac                                19,128
      695   IndyMac Bancorp, Inc.                      15,290
      356   MGIC Investment Corp.                      13,763
      231   New York Community Bancorp, Inc.            3,749
      454   PMI Group (The), Inc.                      15,468
      375   Radian Group, Inc.                         12,641
    1,757   TFS Financial Corp. (a)                    19,959
      162   Washington Federal, Inc.                    3,650
      277   Washington Mutual, Inc.                    10,396
                                                -------------
                                                      137,120
                                                -------------


Page 44                 See Notes to Financial Statements

First Trust Financials AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
                 --1.7%
      240   GATX Corp.                          $      10,886
      623   United Rentals, Inc. (a)                   20,024
                                                -------------
                                                       30,910
                                                -------------


            TOTAL INVESTMENTS--101.3%
            (Cost $2,026,884)                       1,814,396
            NET OTHER ASSETS AND
                 LIABILITIES--(1.3%)                  (23,435)
                                                -------------
            NET ASSETS--100.0%                  $   1,790,961
                                                =============


(a) Non-income producing security.



                 See Notes to Financial Statements                      Page 45

First Trust Health Care AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--98.3%
            BIOTECHNOLOGY--8.9%
      318   Amgen, Inc. (a)                      $     17,089
      214   Amylin Pharmaceuticals, Inc. (a)            9,953
      329   Biogen Idec, Inc. (a)                      18,602
      307   Celgene Corp. (a)                          18,592
      586   Cephalon, Inc. (a)                         44,031
      137   Genzyme Corp. (a)                           8,641
      729   Gilead Sciences, Inc. (a)                  27,141
    1,214   PDL BioPharma, Inc. (a)                    28,517
                                                -------------
                                                      172,566
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES
                 --2.0%
      792   Stericycle, Inc. (a)                       37,968
                                                -------------

            FOOD & STAPLES RETAILING--1.7%
      965   CVS Caremark Corp.                         33,958
                                                -------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                 --22.3%
      679   Bausch & Lomb, Inc.                        43,408
      502   Baxter International, Inc.                 26,405
      136   Beckman Coulter, Inc.                       9,632
      192   Biomet, Inc. (a)                            8,742
      330   Cooper Cos. (The), Inc.                    16,543
    1,093   Cytyc Corp. (a)                            46,015
      662   Dade Behring Holdings, Inc.                49,551
      920   DENTSPLY International, Inc.               33,571
      291   Gen-Probe, Inc. (a)                        18,336
      299   IDEXX Laboratories, Inc. (a)               29,978
      254   Intuitive Surgical, Inc. (a)               54,003
      544   Kinetic Concepts, Inc. (a)                 33,445
      413   Respironics, Inc. (a)                      18,895
      682   St. Jude Medical, Inc. (a)                 29,421
      139   Stryker Corp.                               8,678
      104   Zimmer Holdings, Inc. (a)                   8,087
                                                -------------
                                                      434,710
                                                -------------

            HEALTH CARE PROVIDERS & SERVICES
                 --37.6%
      712   Aetna, Inc.                                34,226
      572   AmerisourceBergen Corp.                    26,947
      193   Brookdale Senior Living, Inc.               7,722
      249   Cardinal Health, Inc.                      16,367
      870   Community Health Systems, Inc. (a)         33,843
      610   Coventry Health Care, Inc. (a)             34,044
      327   DaVita, Inc. (a)                           17,311
      942   Express Scripts, Inc. (a)                  47,222
      333   Health Net, Inc. (a)                       16,497
      329   Henry Schein, Inc. (a)                     17,878
      774   Humana, Inc. (a)                           49,606
      225   Laboratory Corp. of America
                 Holdings (a)                          16,616
    1,218   LifePoint Hospitals, Inc. (a)              35,992
      221   Lincare Holdings, Inc. (a)                  7,887
      722   Manor Care, Inc.                           45,739

            HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
      590   McKesson Corp.                       $     34,078
      604   Medco Health Solutions, Inc. (a)           49,087
      244   Omnicare, Inc.                              8,091
      236   Patterson Cos., Inc. (a)                    8,465
      160   Pediatrix Medical Group, Inc. (a)           8,634
      681   Quest Diagnostics, Inc.                    37,775
      423   Sierra Health Services, Inc. (a)           17,191
      344   UnitedHealth Group, Inc.                   16,660
      766   Universal Health Services, Inc., Class B   40,169
      467   VCA Antech, Inc. (a)                       18,372
      521   WellCare Health Plans, Inc. (a)            52,757
      441   WellPoint, Inc. (a)                        33,128
                                                -------------
                                                      732,304
                                                -------------

            HEALTH CARE TECHNOLOGY--3.0%
      634   Cerner Corp. (a)                           33,520
      880   IMS Health, Inc.                           24,754
                                                -------------
                                                       58,274
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--9.3%
      682   Charles River Laboratories
                 International, Inc. (a)               34,905
      412   Covance, Inc. (a)                          29,075
      383   Invitrogen Corp. (a)                       27,499
      377   Millipore Corp. (a)                        29,636
      739   Pharmaceutical Product Development,
                 Inc. 24,757
      680   Thermo Fisher Scientific, Inc. (a)         35,502
                                                -------------
                                                      181,374
                                                -------------

            PHARMACEUTICALS--13.5%
      153   Allergan, Inc.                              8,894
      175   Barr Pharmaceuticals, Inc. (a)              8,964
      279   Bristol-Myers Squibb Co.                    7,926
      257   Endo Pharmaceuticals Holdings, Inc. (a)     8,741
      459   Johnson & Johnson                          27,770
    2,304   King Pharmaceuticals, Inc. (a)             39,191
      353   Merck & Co., Inc.                          17,526
    1,376   Pfizer, Inc.                               32,350
    1,548   Schering-Plough Corp.                      44,179
    1,449   Watson Pharmaceuticals, Inc. (a)           44,079
      493   Wyeth                                      23,920
                                                -------------
                                                      263,540
                                                -------------



            TOTAL INVESTMENTS--98.3%
            (Cost $1,939,767)                       1,914,694
            NET OTHER ASSETS AND
                 LIABILITIES--1.7%                     33,838
                                                -------------
            NET ASSETS--100.0%                  $   1,948,532
                                                =============


(a)         Non-income producing security.


Page 46                 See Notes to Financial Statements

First Trust Industrials/Producer Durables AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.3%
            AEROSPACE & DEFENSE--12.2%
    1,318   Alliant Techsystems, Inc. (a)        $    130,627
    3,950   BE Aerospace, Inc. (a)                    160,213
      310   Boeing (The), Co.                          32,063
    2,191   Goodrich Corp.                            137,836
    1,143   Northrop Grumman Corp.                     86,982
      417   United Technologies Corp.                  30,428
                                                -------------
                                                      578,149
                                                -------------

            COMMERCIAL SERVICES & SUPPLIES--1.9%
    2,647   Covanta Holding Corp. (a)                  60,034
    1,604   Steelcase, Inc., Class A                   27,926
                                                -------------
                                                       87,960
                                                -------------

            COMPUTERS & PERIPHERALS--2.5%
    1,252   Diebold, Inc.                              63,439
    1,323   Lexmark International, Inc., Class A (a)   52,311
                                                -------------
                                                      115,750
                                                -------------

            ELECTRICAL EQUIPMENT--10.8%
    2,245   AMETEK, Inc.                               87,600
    1,559   Cooper Industries Ltd., Class A            82,502
    2,155   General Cable Corp. (a)                   171,322
    1,203   Hubbell, Inc., Class B                     69,353
      521   Roper Industries, Inc.                     31,250
    1,127   Thomas & Betts Corp. (a)                   69,649
                                                -------------
                                                      511,676
                                                -------------

            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--3.8%
      682   Mettler-Toledo International, Inc. (a)     64,899
    2,967   Molex, Inc.                                84,085
      878   Tektronix, Inc.                            28,842
                                                -------------
                                                      177,826
                                                -------------

            HOUSEHOLD DURABLES--15.8%
    8,189   D.R. Horton, Inc.                         133,644
    3,317   KB Home                                   105,514
    1,785   Lennar Corp., Class A                      54,728
      240   NVR, Inc. (a)                             138,835
    1,323   Pulte Homes, Inc.                          25,587
    4,366   Ryland Group (The), Inc.                  145,169
    6,535   Toll Brothers, Inc. (a)                   143,313
                                                -------------
                                                      746,790
                                                -------------

            MACHINERY--39.8%
    3,007   AGCO Corp. (a                             115,559
    1,137   Caterpillar, Inc.                          89,596
      652   Crane Co.                                  29,901
    1,613   Cummins, Inc.                             191,463
      737   Deere & Co.                                88,750
    1,824   Flowserve Corp.                           131,820
    2,091   Gardner Denver, Inc. (a)                   86,965
    2,310   IDEX Corp.                                 83,645

            MACHINERY (CONTINUED)
    1,204   Illinois Tool Works, Inc.          $       66,280
    2,381   Ingersoll-Rand Co., Ltd., Class A         119,812
    1,118   Joy Global, Inc.                           55,330
    1,990   Kennametal, Inc.                          152,553
    1,759   Lincoln Electric Holdings, Inc.           126,630
    2,030   Manitowoc (The) Co., Inc.                 157,670
    2,838   Pall Corp.                                117,834
      908   Parker Hannifin Corp.                      89,601
    2,009   Terex Corp. (a)                           173,276
                                                -------------
                                                    1,876,685
                                                -------------

            OFFICE ELECTRONICS--1.8%
    4,817   Xerox Corp. (a)                            84,105
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--7.9%
    1,493   Applied Materials, Inc.                    32,906
      541   KLA-Tencor Corp.                           30,723
    4,601   Novellus Systems, Inc. (a)                131,221
    1,689   Teradyne, Inc. (a)                         26,500
    3,258   Varian Semiconductor Equipment
                 Associates, Inc. (a)                 153,126
                                                -------------
                                                      374,476
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS
                 --1.8%
      957   W.W. Grainger, Inc.                        83,604
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--2.0%
      707   American Tower Corp., Class A (a)          29,454
    1,944   SBA Communications Corp. (a)               64,774
                                                -------------
                                                       94,228
                                                -------------

            TOTAL INVESTMENTS--100.3%
            (Cost $4,997,436)                       4,731,249
            NET OTHER ASSETS AND
                 LIABILITIES--(0.3%)                  (12,930)
                                                -------------
            NET ASSETS--100.0%                  $   4,718,319
                                                =============


(a) Non-income producing security.


               See Notes to Financial Statements                        Page 47

First Trust Materials AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK--97.9%
            AEROSPACE & DEFENSE--2.4%
      522   Precision Castparts Corp.           $      71,545
                                                -------------
            BUILDING PRODUCTS--9.0%
      806   American Standard Cos., Inc.               43,564
    1,711   Armstrong World Industries, Inc. (a)       74,121
      926   Lennox International, Inc.                 35,466
    2,551   Owens Corning, Inc. (a)                    77,627
      969   USG Corp. (a)                              40,223
                                                -------------
                                                      271,001
                                                -------------

            CHEMICALS--25.8%
      394   Air Products and Chemicals, Inc.           34,030
      992   Airgas, Inc.                               46,327
      248   Ashland, Inc.                              15,143
      664   Cabot Corp.                                26,812
    2,213   Celanese Corp., Class A                    82,989
    2,852   Chemtura Corp.                             29,746
      745   Cytec Industries, Inc.                     49,908
    1,075   Dow Chemical (The) Co.                     46,741
      312   E.I. du Pont de Nemours and Co.            14,580
      739   Eastman Chemical Co.                       50,858
      982   Lubrizol (The) Corp.                       61,532
      704   Monsanto Co.                               45,373
    1,218   Mosaic (The) Co. (a)                       45,748
    1,731   Nalco Holding Co.                          39,882
      208   PPG Industries, Inc.                       15,864
      220   Praxair, Inc.                              16,856
      579   Rohm and Haas Co.                          32,725
      685   RPM International, Inc.                    16,104
      371   Sigma-Aldrich Corp.                        16,814
      558   Valspar (The) Corp.                        15,395
    3,051   Westlake Chemical Corp.                    76,214
                                                -------------
                                                      779,641
                                                -------------

            CONSTRUCTION & ENGINEERING--10.9%
      427   Fluor Corp.                                49,323
    1,492   Jacobs Engineering Group, Inc. (a)         91,952
    2,066   Quanta Services, Inc. (a)                  58,736
    1,854   Shaw Group (The), Inc. (a)                 98,670
      653   URS Corp. (a)                              32,167
                                                -------------
                                                      330,848
                                                -------------

            CONSTRUCTION MATERIALS--1.3%
      293   Martin Marietta Materials, Inc.            40,141
                                                -------------

            CONTAINERS & PACKAGING--9.1%
    1,192   Ball Corp.                                 61,114
      955   Bemis Co., Inc.                            28,144
    1,269   Crown Holdings, Inc. (a)                   31,167
    2,452   Owens-Illinois, Inc. (a)                   98,030
      626   Packaging Corp. of America                 15,976
    1,021   Sealed Air Corp.                           27,822
      370   Sonoco Products Co.                        13,568
                                                -------------
                                                      275,821
                                                -------------

            FOOD PRODUCTS--2.7%
    1,436   Archer-Daniels-Midland Co.          $      48,250
      187   Bunge Ltd.                                 16,944
      349   Corn Products International, Inc.          15,572
                                                -------------
                                                       80,766
                                                -------------

            HOUSEHOLD PRODUCTS--1.6%
      477   Energizer Holdings, Inc. (a)               48,129
                                                -------------


            INDUSTRIAL CONGLOMERATES--2.8%
    1,032   McDermott International, Inc. (a)          85,594
                                                -------------

            MACHINERY--2.6%
    1,219   Harsco Corp.                               64,192
      439   Timken (The) Co.                           14,663
                                                -------------
                                                       78,855
                                                -------------

            METALS & MINING--26.1%
    2,296   AK Steel Holding Corp. (a)                 91,770
      782   Alcoa, Inc.                                29,872
      302   Allegheny Technologies, Inc.               31,689
      243   Carpenter Technology Corp.                 28,842
      882   Chaparral Steel Co.                        74,123
      816   Cleveland-Cliffs, Inc.                     56,524
    1,876   Commercial Metals Co.                      57,856
      765   Freeport-McMoRan Copper &
                 Gold, Inc.                            71,895
      406   Newmont Mining Corp.                       16,951
    1,080   Nucor Corp.                                54,216
    1,525   Reliance Steel & Aluminum Co.              80,124
      672   Southern Copper Corp.                      75,741
    1,512   Steel Dynamics, Inc.                       63,398
      583   United States Steel Corp.                  57,303
                                                -------------
                                                      790,304
                                                -------------

            PAPER & FOREST PRODUCTS--3.6%
    2,197   International Paper Co.                    81,443
      401   Weyerhaeuser Co.                           28,567
                                                -------------
                                                      110,010
                                                -------------


            TOTAL INVESTMENTS--97.9%
            (Cost $3,016,697)                       2,962,655
            NET OTHER ASSETS AND
                 LIABILITIES--2.1%                     62,452
                                                -------------
            NET ASSETS--100.0%                  $   3,025,107
                                                =============

(a) Non-income producing security.


Page 48                See Notes to Financial Statements

First Trust Technology AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--101.2%
            AEROSPACE & DEFENSE--4.8%
      676   DRS Technologies, Inc.               $     35,395
      247   General Dynamics Corp.                     19,404
      497   L-3 Communications Holdings, Inc.          48,488
                                                -------------
                                                      103,287
                                                -------------

            COMMUNICATIONS EQUIPMENT--17.4%
    2,639   ADC Telecommunications, Inc. (a)           49,323
    2,298   Avaya, Inc. (a)                            38,009
    1,071   Ciena Corp. (a)                            39,124
      695   Cisco Systems, Inc. (a)                    20,092
      829   CommScope, Inc. (a)                        45,122
      355   Corning, Inc.                               8,463
      480   F5 Networks, Inc. (a)                      41,611
      709   Harris Corp.                               38,910
    1,537   Juniper Networks, Inc. (a)                 46,049
    1,093   Motorola, Inc.                             18,570
      209   QUALCOMM, Inc.                              8,705
    1,798   Tellabs, Inc. (a)                          20,407
                                                -------------
                                                      374,385
                                                -------------

            COMPUTERS & PERIPHERALS--16.2%
      396   Apple, Inc. (a)                            52,177
    1,160   Brocade Communications Systems,
                 Inc. (a)                               8,166
    1,016   Dell, Inc. (a)                             28,418
    2,672   EMC Corp. (a)                              49,459
      650   Hewlett-Packard Co.                        29,920
      184   International Business Machines Corp.      20,360
      552   NCR Corp. (a)                              28,825
    1,162   QLogic Corp. (a)                           15,443
      395   SanDisk Corp. (a)                          21,184
    1,333   Seagate Technology                         31,339
    1,724   Sun Microsystems, Inc. (a)                  8,792
    2,500   Western Digital Corp. (a)                  53,374
                                                -------------
                                                      347,457
                                                -------------

            ELECTRICAL EQUIPMENT--3.4%
      279   Rockwell Automation, Inc.                  19,527
      767   SunPower Corp., Class A (a)                54,097
                                                -------------
                                                       73,624
                                                -------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS
                 --17.2%
    1,085   Amphenol Corp., Class A                    37,172
    1,259   Arrow Electronics, Inc. (a)                48,119
    1,220   Avnet, Inc. (a)                            46,214
    2,311   AVX Corp.                                  36,953
    1,337   Ingram Micro, Inc., Class A (a)            26,807
      411   Jabil Circuit, Inc.                         9,260
      891   National Instruments Corp.                 28,824
   10,514   Solectron Corp. (a)                        39,533
    1,502   Trimble Navigation Ltd. (a)                49,610


            ELECTRONIC EQUIPMENT & INSTRUMENTS
                 (CONTINUED)
    3,057   Vishay Intertechnology, Inc. (a)    $      47,414
                                                -------------
                                                      369,906
                                                -------------

            HOUSEHOLD DURABLES--2.6%
      654   Garmin Ltd.                                54,871
                                                -------------

            IT SERVICES--6.0%
      343   Acxiom Corp.                                8,630
      512   Affiliated Computer Services, Inc.,
                 Class A (a)                           27,474
      553   Ceridian Corp. (a)                         18,747
      654   Computer Sciences Corp. (a)                36,415
    1,395   Electronic Data Systems Corp.              37,650
                                                -------------
                                                      128,916
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--1.0%
      742   PerkinElmer, Inc.                          20,650
                                                -------------

            OFFICE ELECTRONICS--0.4%
      234   Zebra Technologies Corp., Class A (a)       8,478
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--18.7%
      874   Altera Corp.                               20,277
      241   Analog Devices, Inc.                        8,543
      748   Cree, Inc. (a)                             19,164
    2,077   Cypress Semiconductor Corp. (a)            52,050
    1,502   Fairchild Semiconductor International,
                 Inc. (a)                              27,412
      382   Intel Corp.                                 9,023
      779   International Rectifier Corp. (a)          28,597
      922   Intersil Corp., Class A                    26,969
    5,152   LSI Corp. (a)                              37,094
      271   Maxim Integrated Products, Inc.             8,591
      475   MEMC Electronic Materials, Inc. (a)        29,127
    3,860   Micron Technology, Inc. (a)                45,818
      321   National Semiconductor Corp.                8,343
    1,171   NVIDIA Corp. (a)                           53,584
      771   Texas Instruments, Inc.                    27,131
                                                -------------
                                                      401,723
                                                -------------

            SOFTWARE--13.5%
      228   Amdocs Ltd. (a)                             8,251
      822   Autodesk, Inc. (a)                         34,829
    1,413   BEA Systems, Inc. (a)                      17,493
      881   Cadence Design Systems, Inc. (a)           18,853
      269   Citrix Systems, Inc. (a)                    9,730
    3,262   Compuware Corp. (a)                        30,434
    1,099   McAfee, Inc. (a)                           39,411
      308   Microsoft Corp.                             8,929
      457   NAVTEQ Corp. (a)                           24,737
    1,164   Novell, Inc. (a)                            7,810
    1,472   Oracle Corp. (a)                           28,145
      677   Salesforce.com, Inc. (a)                   26,308


               See Notes to Financial Statements                        Page 49

First Trust Technology AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    1,437   Symantec Corp. (a)                  $      27,590
      343   Synopsys, Inc. (a)                          8,390
                                                -------------
                                                      290,910
                                                -------------


            TOTAL INVESTMENTS--101.2%
            (Cost $2,170,215)                       2,174,207
            NET OTHER ASSETS AND
                 LIABILITIES--(1.2%)                  (25,271)
                                                -------------
            NET ASSETS--100.0%                  $   2,148,936
                                                =============

(a) Non-income producing security.







Page 50              See Notes to Financial Statements


First Trust Utilities AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.6%
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--4.2%
      421   AT&T, Inc.                          $      16,486
    1,780   CenturyTel, Inc.                           81,649
      424   Verizon Communications, Inc.               18,071
                                                -------------
                                                      116,206
                                                -------------

            ELECTRIC UTILITIES--24.7%
      775   American Electric Power Co., Inc.          33,705
    4,770   Duke Energy Corp.                          81,232
      622   Edison International                       32,898
      163   Entergy Corp.                              16,293
      809   FirstEnergy Corp.                          49,147
      308   FPL Group, Inc.                            17,781
    2,398   Great Plains Energy, Inc.                  66,568
      737   Hawaiian Electric Industries, Inc.         16,811
    1,231   Northeast Utilities                        33,656
    1,238   Pepco Holdings, Inc.                       33,513
    2,191   Pinnacle West Capital Corp.                82,118
    1,119   PPL Corp.                                  52,750
    1,532   Progress Energy, Inc.                      66,887
    3,977   Sierra Pacific Resources (a)               63,195
    1,018   Southern Co.                               34,246
                                                -------------
                                                      680,800
                                                -------------

            GAS UTILITIES--9.6%
      863   AGL Resources, Inc.                        32,535
    2,904   Atmos Energy Corp.                         81,514
    1,271   Energen Corp.                              67,249
      346   ONEOK, Inc.                                17,560
      330   Questar Corp.                              16,992
      536   Southern Union Company                     16,552
    1,280   UGI Corp.                                  33,037
                                                -------------
                                                      265,439
                                                -------------

            INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS--4.0%
      401   Constellation Energy Group                 33,604
    2,047   Mirant Corp. (a)                           77,438
                                                -------------
                                                      111,042
                                                -------------

            MEDIA--3.1%
    2,412   Cablevision Systems Corp.,
                 Class A (a)                           85,843
                                                -------------

            MULTI-UTILITIES--41.8%
    2,247   Alliant Energy Corp.                       83,027
    1,425   Ameren Corp.                               68,372
    1,015   CMS Energy Corp.                           16,402
    1,548   Consolidated Edison, Inc.                  67,617
      202   Dominion Resources, Inc.                   17,012
    1,448   DTE Energy Co.                             67,158
    2,677   Energy East Corp.                          67,755
      344   Integrys Energy Group, Inc.                17,025
    1,248   KeySpan Corp.                              51,854


            MULTI-UTILITIES (CONTINUED)
    1,868   MDU Resources Group, Inc.           $      50,922
    4,215   NiSource, Inc.                             80,380
    1,614   NSTAR                                      50,760
    1,429   OGE Energy Corp.                           47,371
    1,156   PG&E Corp.                                 49,488
    3,610   Puget Energy, Inc.                         83,571
    1,824   SCANA Corp.                                68,181
      590   Sempra Energy                              31,105
    3,049   TECO Energy, Inc.                          49,211
    2,593   Vectren Corp.                              64,747
    1,184   Wisconsin Energy Corp.                     50,829
    3,412   Xcel Energy, Inc.                          69,264
                                                -------------
                                                    1,152,051
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--13.2%
      517   ALLTEL Corp.                               34,096
    1,033   Leap Wireless International, Inc. (a)      91,317
      432   NII Holdings, Inc. (a)                     36,297
    2,529   Sprint Nextel Corp.                        51,920
      837   Telephone and Data Systems, Inc.           55,577
      964   United States Cellular Corp. (a)           93,508
                                                -------------
                                                      362,715
                                                -------------



            TOTAL INVESTMENTS--100.6%
            (Cost $3,010,654)                       2,774,096
            NET OTHER ASSETS AND
                 LIABILITIES--(0.6%)                  (17,883)
                                                -------------
            NET ASSETS--100.0%                  $   2,756,213
                                                =============


(a) Non-income producing security.


               See Notes to Financial Statements                        Page 51

First Trust Large Cap Core AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS --100.4%
            AEROSPACE & DEFENSE--2.7%
       84   Boeing (The) Co.                    $       8,688
      103   General Dynamics Corp.                      8,092
       45   Goodrich Corp.                              2,831
      138   L-3 Communications Holdings, Inc.          13,463
       29   Lockheed Martin Corp.                       2,856
      138   Northrop Grumman Corp.                     10,502
      111   Precision Castparts Corp.                  15,213
       50   Raytheon Co.                                2,768
       76   Rockwell Collins, Inc.                      5,221
      113   United Technologies Corp.                   8,246
                                                -------------
                                                       77,880
                                                -------------

            AIR FREIGHT & LOGISTICS--0.8%
      153   C.H. Robinson Worldwide, Inc.               7,443
       97   FedEx Corp.                                10,743
       74   United Parcel Service, Inc., Class B        5,603
                                                -------------
                                                       23,789
                                                -------------
            AIRLINES--0.3%
      540   Southwest Airlines Co.                      8,456
                                                -------------
            AUTO COMPONENTS--0.2%
       46   Johnson Controls, Inc.                      5,205
                                                -------------
            BEVERAGES--1.0%
       37   Brown-Forman Corp., Class B                 2,458
       51   Coca-Cola (The) Co.                         2,658
      331   Constellation Brands, Inc.,
                 Class A (a)                            7,259
      116   Molson Coors Brewing Co., Class B          10,317
      159   Pepsi Bottling Group (The), Inc.            5,320
                                                -------------
                                                      28,012
                                                -------------
            BIOTECHNOLOGY--0.7%
      100   Biogen Idec, Inc. (a)                       5,654
       94   Celgene Corp. (a)                           5,693
      208   Gilead Sciences, Inc. (a)                   7,743
                                                -------------
                                                       19,090
                                                -------------
            BUILDING PRODUCTS--0.4%
      227   American Standard Cos., Inc.               12,269
                                                -------------
            CAPITAL MARKETS--3.5%
      169   Ameriprise Financial, Inc.                 10,186
       77   Bear Stearns (The) Cos., Inc.               9,334
      121   E*TRADE Financial Corp. (a)                 2,241
       70   Federated Investors, Inc., Class B          2,521
       81   Franklin Resources, Inc.                   10,317
       62   Goldman Sachs Group (The), Inc.            11,677
      385   Janus Capital Group, Inc.                  11,573
       55   Legg Mason, Inc.                            4,950
      144   Lehman Brothers Holdings, Inc.              8,928
       96   Merrill Lynch & Co., Inc.                   7,123
       32   Morgan Stanley                              2,044
       84   Northern Trust Corp.                        5,247


            CAPITAL MARKETS (CONTINUED)
       78   State Street Corp.                 $        5,228
      155   T. Rowe Price Group, Inc.                   8,080
                                                -------------
                                                       99,449
                                                -------------
            CHEMICALS--3.3%
      100   Air Products and Chemicals, Inc.            8,637
       42   Ashland, Inc.                               2,565
      303   Dow Chemical (The) Co.                     13,174
      158   E.I. du Pont de Nemours & Co.               7,383
      167   Eastman Chemical Co.                       11,493
      273   Hercules, Inc. (a)                          5,667
      154   International Flavors & Fragrances, Inc.    7,717
      199   Monsanto Co.                               12,826
       70   PPG Industries, Inc.                        5,339
      112   Praxair, Inc.                               8,581
      196   Rohm and Haas Co.                          11,078
                                                -------------
                                                       94,460
                                                -------------
            COMMERCIAL BANKS--3.0%
       66   BB&T Corp.                                  2,470
       90   Comerica, Inc.                              4,739
      145   Commerce Bancorp, Inc.                      4,850
       78   Compass Bancshares, Inc.                    5,404
       69   First Horizon National Corp.                2,189
      354   Huntington Bancshares, Inc.                 6,797
      234   KeyCorp                                     8,117
       50   M&T Bank Corp.                              5,315
       56   Marshall & Ilsley Corp.                     2,308
      322   National City Corp.                         9,463
      150   PNC Financial Services Group, Inc.          9,997
      162   Regions Financial Corp.                     4,871
       31   SunTrust Banks, Inc.                        2,427
       81   U.S. Bancorp                                2,426
      157   Wachovia Corp.                              7,412
       76   Wells Fargo & Co.                           2,567
       70   Zions Bancorporation                        5,219
                                                -------------
                                                       86,571
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --1.3%
      797   Allied Waste Industries, Inc. (a)          10,257
       81   Avery Dennison Corp.                        4,969
      121   Equifax, Inc.                               4,896
      185   R.R. Donnelley & Sons Co.                   7,818
       74   Robert Half International, Inc.             2,515
      206   Waste Management, Inc.                      7,834
                                                -------------
                                                       38,289
                                                -------------
            COMMUNICATIONS EQUIPMENT--2.6%
      732   ADC Telecommunications, Inc. (a)           13,682
      797   Avaya, Inc. (a)                            13,182
      297   Ciena Corp. (a)                            10,849
      289   Cisco Systems, Inc. (a)                     8,355
      105   Corning, Inc. (a)                           2,503
      426   Juniper Networks, Inc. (a)                 12,763


Page 52              See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT (CONTINUED)
      303   Motorola, Inc.                      $       5,148
       62   QUALCOMM, Inc.                              2,582
      499   Tellabs, Inc. (a)                           5,664
                                                -------------
                                                       74,728
                                                -------------

            COMPUTERS & PERIPHERALS--2.4%
      110   Apple, Inc. (a)                            14,493
      282   Dell, Inc. (a)                              7,888
      741   EMC Corp. (a)                              13,716
      120   Hewlett-Packard Co.                         5,524
       76   International Business Machines Corp.       8,409
      204   NCR Corp. (a)                              10,653
      110   SanDisk Corp. (a)                           5,899
      510   Sun Microsystems, Inc. (a)                  2,601
                                                -------------
                                                       69,183
                                                -------------

            CONSTRUCTION & ENGINEERING--0.5%
      120   Fluor Corp.                                13,861
                                                -------------

            CONSTRUCTION MATERIALS--0.2%
       47   Vulcan Materials Co.                        4,499
                                                -------------

            CONSUMER FINANCE--0.4%
       44   American Express Co.                        2,576
      186   SLM Corp. (a)                               9,145
                                                -------------
                                                       11,721
                                                -------------

            CONTAINERS & PACKAGING--1.2%
      252   Ball Corp.                                 12,919
      323   Bemis Co., Inc.                             9,519
      346   Sealed Air Corp.                            9,429
       44   Temple-Inland, Inc.                         2,558
                                                -------------
                                                       34,425
                                                -------------

            DISTRIBUTORS--0.2%
      108   Genuine Parts Co.                           5,139
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.4%
      138   Apollo Group, Inc., Class A (a)             8,157
      115   H&R Block, Inc.                             2,294
                                                -------------
                                                       10,451
                                                -------------

            DIVERSIFIED FINANCIAL SERVICES--0.9%
      165   Bank of America Corp.                       7,824
      196   CIT Group, Inc.                             8,071
       52   Citigroup, Inc.                             2,422
      166   JPMorgan Chase & Co.                        7,306
                                                -------------
                                                       25,623
                                                -------------

            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--1.3%
      129   AT&T, Inc.                                  5,052
      273   CenturyTel, Inc.                           12,522


            DIVERSIFIED TELECOMMUNICATION
                SERVICES (CONTINUED)
      351   Citizens Communications Co.         $       5,065
       85   Embarq Corp.                                5,252
      195   Verizon Communications, Inc.                8,311
      182   Windstream Corp.                            2,504
                                                -------------
                                                       38,706
                                                -------------

            ELECTRIC UTILITIES--3.5%
       52   Allegheny Energy, Inc. (a)                  2,716
      238   American Electric Power Co., Inc.          10,351
      733   Duke Energy Corp.                          12,483
      191   Edison International                       10,102
       50   Entergy Corp.                               4,998
       74   Exelon Corp.                                5,191
      166   FirstEnergy Corp.                          10,085
      142   FPL Group, Inc.                             8,198
      337   Pinnacle West Capital Corp.                12,631
       57   PPL Corp.                                   2,687
      294   Progress Energy, Inc.                      12,835
      235   Southern Co.                                7,905
                                                -------------
                                                      100,182
                                                -------------

            ELECTRICAL EQUIPMENT--0.7%
      188   Cooper Industries Ltd., Class A             9,949
      115   Emerson Electric Co.                        5,413
       77   Rockwell Automation, Inc.                   5,389
                                                -------------
                                                       20,751
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--1.1%
       70   Agilent Technologies, Inc. (a)              2,671
      122   Jabil Circuit, Inc.                         2,749
      447   Molex, Inc.                                12,667
    1,458   Solectron Corp. (a)                         5,482
      239   Tektronix, Inc.                             7,851
                                                -------------
                                                       31,420
                                                -------------

            ENERGY EQUIPMENT & SERVICES--4.8%
      159   Baker Hughes, Inc.                         12,569
      220   ENSCO International, Inc.                  13,435
      233   Halliburton Co.                             8,393
      241   Nabors Industries Ltd. (a)                  7,047
      129   National Oilwell Varco, Inc. (a)           15,494
      138   Noble Corp.                                14,139
      327   Rowan Cos., Inc.                           13,796
      158   Schlumberger Ltd.                          14,966
      229   Smith International, Inc.                  14,063
       27   Transocean, Inc. (a)                       13,646
      194   Weatherford International Ltd. (a)         10,734
                                                -------------
                                                      138,282
                                                -------------

            FOOD & STAPLES RETAILING--1.5%
       46   Costco Wholesale Corp.                      2,751
      294   CVS Caremark Corp.                         10,347




              See Notes to Financial Statements                         Page 53

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING (CONTINUED)
      191   Kroger (The) Co.                    $       4,958
      315   Safeway, Inc.                              10,039
      232   SUPERVALU, Inc.                             9,667
       56   Wal-Mart Stores, Inc.                       2,573
       70   Whole Foods Market, Inc.                    2,593
                                                -------------
                                                       42,928
                                                -------------

            FOOD PRODUCTS--1.3%
      405   Archer-Daniels-Midland Co.                 13,608
      337   Dean Foods Co. (a)                          9,695
       46   General Mills, Inc.                         2,559
      152   Kraft Foods, Inc., Class A                  4,978
       97   Wm. Wrigley Jr. Co.                         5,595
                                                -------------
                                                       36,435
                                                -------------

            GAS UTILITIES--0.5%
      250   Nicor, Inc.                                 9,852
      102   Questar Corp.                               5,252
                                                -------------
                                                       15,104
                                                -------------

            HEALTH CARE EQUIPMENT &
                 SUPPLIES--0.8%
      143   Baxter International, Inc.                  7,522
       59   Biomet, Inc. (a)                            2,686
      194   St. Jude Medical, Inc. (a)                  8,370
       43   Stryker Corp.                               2,684
       32   Zimmer Holdings, Inc. (a)                   2,488
                                                -------------
                                                       23,750
                                                -------------

            HEALTH CARE PROVIDERS & SERVICES
                 --3.0%
       54   Aetna, Inc.                                 2,596
       54   AmerisourceBergen Corp.                     2,544
       76   Cardinal Health, Inc.                       4,995
      206   CIGNA Corp.                                10,638
      140   Coventry Health Care, Inc. (a)              7,813
      268   Express Scripts, Inc. (a)                  13,435
      176   Humana, Inc. (a)                           11,280
       69   Laboratory Corp. of America
                 Holdings (a)                           5,096
      205   Manor Care, Inc.                           12,987
       45   McKesson Corp.                              2,599
      105   UnitedHealth Group, Inc.                    5,085
      101   WellPoint, Inc. (a)                         7,587
                                                -------------
                                                       86,655
                                                -------------

            HEALTH CARE TECHNOLOGY- 0.2%
      250   IMS Health, Inc.                            7,033
                                                -------------

            HOTELS, RESTAURANTS & LEISURE--1.7%
      220   Carnival Corp.                              9,749
       61   Darden Restaurants, Inc.                    2,597
       63   Harrah's Entertainment, Inc.                5,335
       80   Hilton Hotels Corp.                         3,537


            HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      159   McDonald's Corp.                    $       7,611
      120   Starwood Hotels & Resorts
                 Worldwide, Inc.                        7,555
      148   Wyndham Worldwide Corp. (a)                 4,980
      246   Yum! Brands, Inc.                           7,882
                                                -------------
                                                       49,246
                                                -------------

            HOUSEHOLD DURABLES--2.5%
       30   Black & Decker (The) Corp.                  2,597
       65   Fortune Brands, Inc.                        5,285
       92   Harman International Industries, Inc.      10,672
      341   KB Home                                    10,847
      608   Leggett & Platt, Inc.                      12,604
      220   Lennar Corp., Class A                       6,745
      359   Pulte Homes, Inc.                           6,943
      133   Stanley Works (The)                         7,359
       72   Whirlpool Corp.                             7,352
                                                -------------
                                                       70,404
                                                -------------

            HOUSEHOLD PRODUCTS--0.2%
       80   Kimberly-Clark Corp.                        5,382
                                                -------------

            INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS--0.5%
      245   AES (The) Corp. (a)                         4,814
      123   Constellation Energy Group.                10,308
                                                -------------
                                                       15,122
                                                -------------

            INDUSTRIAL CONGLOMERATES--0.9%
       93   3M Co.                                      8,270
       70   General Electric Co.                        2,713
      318   Tyco International Ltd.                    15,038
                                                -------------
                                                       26,021
                                                -------------

            INSURANCE--5.2%
      215   ACE Ltd.                                   12,410
       52   AFLAC, Inc.                                 2,710
      174   Allstate (The) Corp.                        9,248
       38   American International Group, Inc.          2,439
       63   Aon Corp.                                   2,523
      137   Assurant, Inc.                              6,949
      248   Chubb (The) Corp.                          12,502
      185   Cincinnati Financial Corp.                  7,252
      156   Genworth Financial, Inc., Class A           4,761
       82   Hartford Financial Services Group
                 (The), Inc.                            7,533
       38   Lincoln National Corp.                      2,292
      211   Loews Corp.                                10,001
       87   Marsh & McLennan Cos., Inc.                 2,397
      172   MBIA, Inc.                                  9,649
      125   MetLife, Inc.                               7,528
       28   Prudential Financial, Inc.                  2,482
      215   SAFECO Corp.                               12,571
       80   Torchmark Corp.                             4,923


Page 54              See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
      251   Travelers (The) Cos., Inc.          $      12,745
      103   Unum Group                                  2,503
      159   XL Capital Ltd., Class A                   12,380
                                                -------------
                                                      147,798
                                                -------------

            INTERNET & CATALOG RETAIL--0.5%
      196   Amazon.com, Inc. (a)                       15,394
                                                -------------

            INTERNET SOFTWARE & SERVICES--0.5%
       15   Google, Inc., Class A (a)                   7,650
      254   VeriSign, Inc. (a)                          7,541
                                                -------------
                                                       15,191
                                                -------------

            IT SERVICES--1.9%
       47   Affiliated Computer Services, Inc.,
                 Class A (a)                            2,522
      181   Computer Sciences Corp. (a)                10,078
      443   Convergys Corp. (a)                         8,439
      387   Electronic Data Systems Corp.              10,445
      247   Fidelity National Information
                 Services, Inc.                        12,259
      164   First Data Corp.                            5,214
       94   Fiserv, Inc. (a)                            4,645
                                                -------------
                                                       53,602
                                                -------------

            LEISURE EQUIPMENT & PRODUCTS--0.9%
      411   Brunswick Corp.                            11,492
      256   Hasbro, Inc.                                7,173
      318   Mattel, Inc.                                7,285
                                                -------------
                                                       25,950
                                                -------------

            LIFE SCIENCES TOOLS & SERVICES--1.0%
      107   Millipore Corp. (a)                         8,412
      103   PerkinElmer, Inc.                           2,866
      207   Thermo Fisher Scientific, Inc. (a)         10,808
       90   Waters Corp. (a)                            5,243
                                                -------------
                                                       27,329
                                                -------------

            MACHINERY--4.2%
      137   Caterpillar, Inc.                          10,796
      106   Cummins, Inc.                              12,582
       71   Danaher Corp.                               5,302
       89   Deere & Co.                                10,717
      105   Dover Corp.                                 5,355
       58   Eaton Corp.                                 5,636
      149   Illinois Tool Works, Inc.                   8,202
       98   Ingersoll-Rand Co., Ltd., Class A           4,931
      196   ITT Corp.                                  12,324
       62   PACCAR, Inc.                                5,073
      292   Pall Corp.                                 12,124
      137   Parker Hannifin Corp.                      13,520
      165   Terex Corp. (a)                            14,232
                                                -------------
                                                      120,794
                                                -------------

            MEDIA--3.0%
      242   CBS Corp., Class B                  $       7,676
       71   Clear Channel Communications, Inc.          2,620
      191   Comcast Corp., Class A (a)                  5,018
      348   DIRECTV Group (The), Inc. (a)               7,799
      117   E.W. Scripps (The) Co., Class A             4,793
      244   Gannett Co., Inc.                          12,176
       87   Meredith Corp.                              4,915
      126   News Corp., Class A                         2,661
       51   Omnicom Group, Inc.                         2,645
      510   Time Warner, Inc.                           9,823
      456   Tribune Co.                                12,749
       64   Viacom, Inc., Class B (a)                   2,451
      314   Walt Disney (The) Co.                      10,362
                                                -------------
                                                       85,688
                                                -------------

            METALS & MINING--1.5%
      265   Alcoa, Inc.                                10,123
      102   Allegheny Technologies, Inc.               10,703
       97   Freeport-McMoRan Copper &
                 Gold, Inc.                             9,116
       46   Nucor Corp.                                 2,309
      123   United States Steel Corp.                  12,090
                                                -------------
                                                       44,341
                                                -------------

            MULTILINE RETAIL--2.7%
      365   Big Lots, Inc. (a)                          9,439
      373   Dillard's, Inc., Class A                   11,149
      391   Family Dollar Stores, Inc.                 11,581
      111   J. C. Penney Co., Inc.                      7,552
       38   Kohl's Corp. (a)                            2,310
      337   Macy's, Inc.                               12,157
      105   Nordstrom, Inc.                             4,996
       63   Sears Holdings Corp. (a)                    8,618
      169   Target Corp.                               10,236
                                                -------------
                                                       78,038
                                                -------------

            MULTI-UTILITIES--4.7%
      274   Ameren Corp.                               13,147
      308   CenterPoint Energy, Inc.                    5,076
      468   CMS Energy Corp.                            7,563
      297   Consolidated Edison, Inc.                  12,973
       93   Dominion Resources, Inc.                    7,832
      278   DTE Energy Co.                             12,894
      159   Integrys Energy Group, Inc.                 7,869
      256   KeySpan Corp.                              10,637
      648   NiSource, Inc.                             12,357
      237   PG&E Corp.                                 10,146
      181   Sempra Energy                               9,542
      625   TECO Energy, Inc.                          10,088
      655   Xcel Energy, Inc.                          13,296
                                                -------------
                                                      133,420
                                                -------------

            OFFICE ELECTRONICS--0.4%
      581   Xerox Corp. (a)                            10,144
                                                -------------



              See Notes to Financial Statements                         Page 55

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS--5.8%
      206   Anadarko Petroleum Corp.            $      10,368
       66   Apache Corp.                                5,335
      310   Chesapeake Energy Corp.                    10,552
      159   Chevron Corp.                              13,556
      171   ConocoPhillips                             13,824
       58   CONSOL Energy, Inc.                         2,416
       69   Devon Energy Corp.                          5,148
      156   El Paso Corp.                               2,597
       96   Exxon Mobil Corp.                           8,172
      228   Hess Corp.                                 13,955
      224   Marathon Oil Corp.                         12,365
      181   Murphy Oil Corp.                           11,229
      232   Occidental Petroleum Corp.                 13,159
      111   Peabody Energy Corp.                        4,691
      168   Sunoco, Inc.                               11,209
      182   Valero Energy Corp.                        12,196
      255   Williams (The) Cos., Inc.                   8,224
      134   XTO Energy, Inc.                            7,307
                                                -------------
                                                      166,303
                                                -------------

            PAPER & FOREST PRODUCTS--0.9%
      344   International Paper Co.                    12,753
      152   MeadWestvaco Corp.                          4,946
      102   Weyerhaeuser Co.                            7,266
                                                -------------
                                                       24,965
                                                -------------

            PERSONAL PRODUCTS--0.2%
       73   Avon Products, Inc.                         2,629
       59   Estee Lauder (The) Cos., Inc.,
                 Class A                                2,656
                                                -------------
                                                        5,285
                                                -------------

            PHARMACEUTICALS--1.9%
       53   Barr Pharmaceuticals, Inc. (a)              2,715
      656   King Pharmaceuticals, Inc. (a)             11,159
      420   Pfizer, Inc.                                9,874
      353   Schering-Plough Corp.                      10,075
      412   Watson Pharmaceuticals, Inc. (a)           12,532
      140   Wyeth                                       6,793
                                                -------------
                                                       53,148
                                                -------------

            REAL ESTATE INVESTMENT TRUSTS--0.5%
      131   Boston Properties, Inc.                    12,378
       47   ProLogis                                    2,674
                                                -------------
                                                       15,052
                                                -------------

            REAL ESTATE MANAGEMENT &
                 DEVELOPMENT--0.4%
      294   CB Richard Ellis Group, Inc.,
                 Class A (a)                           10,266
                                                -------------

            ROAD & RAIL--1.9%
       95   Burlington Northern Santa Fe Corp.          7,803
      238   CSX Corp.                                  11,284


            ROAD & RAIL (CONTINUED)
      204   Norfolk Southern Corp.              $      10,971
      249   Ryder System, Inc.                         13,538
       93   Union Pacific Corp.                        11,080
                                                -------------
                                                       54,676
                                                -------------

            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.2%
      242   Altera Corp.                                5,614
       71   Analog Devices, Inc.                        2,517
      405   Applied Materials, Inc.                     8,926
      226   Intel Corp.                                 5,338
      146   KLA-Tencor Corp.                            8,291
       74   Linear Technology Corp.                     2,638
    1,786   LSI Corp. (a)                              12,859
       80   Maxim Integrated Products, Inc.             2,536
      176   MEMC Electronic Materials, Inc. (a)        10,792
    1,071   Micron Technology, Inc. (a)                12,713
       95   National Semiconductor Corp.                2,469
      473   Novellus Systems, Inc. (a)                 13,491
      325   NVIDIA Corp. (a)                           14,873
      694   PMC-Sierra, Inc. (a)                        5,288
      305   Teradyne, Inc. (a)                          4,785
      214   Texas Instruments, Inc.                     7,531
                                                -------------
                                                      120,661
                                                -------------

            SOFTWARE--1.1%
      228   Autodesk, Inc. (a)                          9,659
       80   Citrix Systems, Inc. (a)                    2,894
      226   Compuware Corp. (a)                         2,109
       91   Microsoft Corp.                             2,638
      408   Oracle Corp. (a)                            7,801
      398   Symantec Corp. (a)                          7,642
                                                -------------
                                                       32,743
                                                -------------

            SPECIALTY RETAIL--3.1%
       74   Abercrombie & Fitch Co., Class A            5,173
      478   AutoNation, Inc. (a)                        9,311
       59   AutoZone, Inc. (a)                          7,482
      421   Gap (The), Inc.                             7,241
       68   Home Depot (The), Inc.                      2,528
      293   Limited Brands, Inc.                        7,076
      354   Office Depot, Inc. (a)                      8,836
      273   OfficeMax, Inc.                             8,976
      405   RadioShack Corp.                           10,178
       81   Sherwin-Williams (The) Co.                  5,645
      253   Tiffany & Co.                              12,206
       98   TJX (The) Cos., Inc.                        2,720
                                                -------------
                                                       87,372
                                                -------------

            TEXTILES, APPAREL & LUXURY GOODS
                 --1.2%
      113   Coach, Inc. (a)                             5,137
      184   NIKE, Inc., Class B                        10,387
      137   Polo Ralph Lauren Corp.                    12,240



Page 56              See Notes to Financial Statements

First Trust Large Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS
                 (CONTINUED)
       88   VF Corp.                            $       7,550
                                                -------------
                                                       35,314
                                                -------------

            THRIFTS & MORTGAGE FINANCE--0.7%
      148   Countrywide Financial Corp.                 4,169
       44   Freddie Mac                                 2,520
      236   MGIC Investment Corp.                       9,124
      126   Washington Mutual, Inc.                     4,729
                                                -------------
                                                       20,542
                                                -------------

            TOBACCO--0.4%
       38   Altria Group, Inc.                          2,526
       82   Reynolds American, Inc.                     5,015
       50   UST, Inc.                                   2,678
                                                -------------
                                                       10,219
                                                -------------

            TRADING COMPANIES & DISTRIBUTORS
                 --0.4%
      144   W.W. Grainger, Inc.                        12,580
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--0.7%
      159   ALLTEL Corp.                               10,486
      518   Sprint Nextel Corp.                        10,635
                                                -------------
                                                       21,121
                                                -------------



            TOTAL INVESTMENTS--100.4%
            (Cost $3,123,253)                       2,878,457
            NET OTHER ASSETS AND
                 LIABILITIES--(0.4%)                  (10,098)
                                                -------------
            NET ASSETS--100.0%                  $   2,868,359
                                                =============


(a) Non-income producing security.


                 See Notes to Financial Statements                      Page 57

First Trust Mid Cap Core AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.4%
            AEROSPACE & DEFENSE--1.0%
      340   Alliant Techsystems, Inc. (a)       $      33,697
      471   DRS Technologies, Inc.                     24,662
                                                -------------
                                                       58,359
                                                -------------
            AIRLINES--0.6%
      617   AirTran Holdings, Inc. (a)                  6,071
      968   Alaska Air Group, Inc. (a)                 22,584
      574   JetBlue Airways Corp. (a)                   5,654
                                                -------------
                                                       34,309
                                                -------------
            AUTO COMPONENTS--1.3%
      157   BorgWarner, Inc.                           13,573
    1,027   Gentex Corp.                               20,273
    1,491   Modine Manufacturing Co.                   38,169
                                                -------------
                                                       72,015
                                                -------------
            AUTOMOBILES--0.1%
      149   Thor Industries, Inc.                       6,112
                                                -------------
            BEVERAGES--0.6%
      314   Hansen Natural Corp. (a)                   12,733
      823   PepsiAmericas, Inc.                        22,772
                                                -------------
                                                       35,505
                                                -------------

            BIOTECHNOLOGY--0.7%
      335   Cephalon, Inc. (a)                         25,172
      578   PDL BioPharma, Inc. (a)                    13,577
                                                -------------
                                                       38,749
                                                -------------
            CAPITAL MARKETS--1.4%
       80   A.G. Edwards, Inc.                          6,469
      763   Eaton Vance Corp.                          31,939
      434   Nuveen Investments, Inc., Class A          26,535
      218   Raymond James Financial, Inc.               6,686
      259   Waddell & Reed Financial, Inc.,
                 Class A                                6,529
                                                -------------
                                                       78,158
                                                -------------
            CHEMICALS--3.3%
      563   Airgas, Inc.                               26,292
      175   Albemarle Corp.                             7,040
      424   Cabot Corp.                                17,121
      423   Cytec Industries, Inc.                     28,336
      151   FMC Corp.                                  13,459
      209   Lubrizol (The) Corp.                       13,096
      201   Minerals Technologies, Inc.                12,999
    1,284   Olin Corp.                                 26,797
    1,062   Sensient Technologies Corp.                26,975
      474   Valspar (The) Corp.                        13,078
                                                -------------
                                                      185,193
                                                -------------

            COMMERCIAL BANKS--0.9%
      206   Associated Banc-Corp.               $       5,920
      201   Cathay General Bancorp                      6,153
       89   City National Corp.                         6,300
      242   Greater Bay Bancorp                         6,505
      254   SVB Financial Group (a)                    13,381
      316   Webster Financial Corp.                    13,733
                                                -------------
                                                       51,992
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --2.4%
      109   Brink's (The) Co.                           6,665
      131   Dun & Bradstreet (The) Corp.               12,807
      427   Herman Miller, Inc.                        13,036
      164   HNI Corp.                                   6,696
      982   Kelly Services, Inc., Class A              24,403
    1,027   Korn/Ferry International (a)               24,268
    1,089   Navigant Consulting, Inc. (a)              17,152
      220   Republic Services, Inc.                     7,029
      455   Stericycle, Inc. (a)                       21,813
                                                -------------
                                                      133,869
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --2.4%
      260   ADTRAN, Inc.                                6,783
      232   Avocent Corp. (a)                           6,345
      577   CommScope, Inc. (a)                        31,407
      225   Dycom Industries, Inc. (a)                  6,289
      334   F5 Networks, Inc. (a)                      28,954
      494   Harris Corp.                               27,111
      514   Plantronics, Inc.                          14,402
      401   Polycom, Inc. (a)                          12,419
                                                -------------
                                                      133,710
                                                -------------
            COMPUTERS & PERIPHERALS--1.1%
      387   Diebold, Inc.                              19,609
      731   Imation Corp.                              22,866
      421   Palm, Inc. (a)                              6,281
      697   Western Digital Corp. (a)                  14,881
                                                -------------
                                                       63,637
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --1.8%
      525   Granite Construction, Inc.                 34,120
      586   Jacobs Engineering Group, Inc. (a)         36,115
    1,099   Quanta Services, Inc. (a)                  31,245
                                                -------------
                                                      101,480
                                                -------------
            CONSTRUCTION MATERIALS--0.5%
      100   Florida Rock Industries, Inc.               6,351
      166   Martin Marietta Materials, Inc.            22,742
                                                -------------
                                                       29,093
                                                -------------
            CONSUMER FINANCE--0.3%
      762   AmeriCredit Corp. (a)                      15,499
                                                -------------


Page 58              See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CONTAINERS & PACKAGING--0.6%
      799   Packaging Corp. of America          $      20,391
      315   Sonoco Products Co.                        11,551
                                                -------------
                                                       31,942
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --3.2%
      199   Career Education Corp. (a)                  5,906
      827   Corinthian Colleges, Inc. (a)              11,140
      792   DeVry, Inc.                                25,661
      287   ITT Educational Services, Inc. (a)         30,324
      437   Laureate Education, Inc. (a)               26,945
      309   Matthews International Corp., Class A      11,822
      705   Regis Corp.                                24,576
      586   Sotheby's                                  25,052
      154   Strayer Education, Inc.                    23,336
                                                -------------
                                                      184,762
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --0.1%
      191   Leucadia National Corp.                     7,182
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--0.4%
    4,664   Cincinnati Bell, Inc. (a)                  24,066
                                                -------------
            ELECTRIC UTILITIES--3.1%
      926   Great Plains Energy, Inc.                  25,706
      853   Hawaiian Electric Industries, Inc.         19,457
    1,052   IDACORP, Inc.                              32,570
      713   Northeast Utilities                        19,493
      717   Pepco Holdings, Inc.                       19,409
    1,919   Sierra Pacific Resources (a)               30,493
    1,388   Westar Energy, Inc.                        31,952
                                                -------------
                                                      179,080
                                                -------------
            ELECTRICAL EQUIPMENT--1.4%
      679   AMETEK, Inc.                               26,495
      249   Hubbell, Inc., Class B                     14,355
      236   Roper Industries, Inc.                     14,155
      349   Thomas & Betts Corp. (a)                   21,568
                                                -------------
                                                       76,573
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--3.4%
      756   Amphenol Corp., Class A                    25,901
      877   Arrow Electronics, Inc. (a)                33,520
      340   Avnet, Inc. (a)                            12,879
      397   CDW Corp. (a)                              33,415
      931   Ingram Micro, Inc., Class A (a)            18,667
    1,912   KEMET Corp. (a)                            13,460
      621   National Instruments Corp.                 20,089
    2,130   Vishay Intertechnology, Inc. (a)           33,036
                                                -------------
                                                      190,967
                                                -------------

            ENERGY EQUIPMENT & SERVICES--4.0%
      471   Cameron International Corp. (a)     $      36,737
      340   FMC Technologies, Inc. (a)                 31,117
      376   Grant Prideco, Inc. (a)                    21,094
      565   Hanover Compressor Co. (a)                 13,464
      951   Helmerich & Payne, Inc.                    30,784
      514   Patterson-UTI Energy, Inc.                 11,771
      720   Pride International, Inc. (a)              25,236
      675   Superior Energy Services, Inc. (a)         27,216
      475   Tidewater, Inc.                            32,499
                                                -------------
                                                      229,918
                                                -------------
            FOOD & STAPLES RETAILING--0.7%
      374   BJ's Wholesale Club, Inc. (a)              12,701
      895   Ruddick Corp.                              24,881
                                                -------------
                                                       37,582
                                                -------------
            FOOD PRODUCTS--1.2%
      541   Hormel Foods Corp.                         18,621
      212   J.M. Smucker (The) Co.                     11,832
      322   Lancaster Colony Corp.                     12,468
      657   Smithfield Foods, Inc. (a)                 20,406
      243   Tootsie Roll Industries, Inc.               6,082
                                                -------------
                                                       69,409
                                                -------------
            GAS UTILITIES--1.2%
      499   AGL Resources, Inc.                        18,812
      136   Equitable Resources, Inc.                   6,407
      156   National Fuel Gas Co.                       6,763
      267   ONEOK, Inc.                                13,550
      826   WGL Holdings, Inc.                         24,731
                                                -------------
                                                       70,263
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--2.5%
      193   Advanced Medical Optics, Inc. (a)           5,834
      104   Beckman Coulter, Inc.                       7,365
      782   Cytyc Corp. (a)                            32,923
      528   DENTSPLY International, Inc.               19,267
      112   Gen-Probe, Inc. (a)                         7,057
      207   Hillenbrand Industries, Inc.               13,049
      194   Intuitive Surgical, Inc. (a)               41,247
      661   STERIS Corp.                               18,078
                                                -------------
                                                      144,820
                                                -------------
            HEALTH CARE PROVIDERS & SERVICES
                 --3.4%
      234   Apria Healthcare Group, Inc. (a)            6,135
      666   Community Health Systems, Inc. (a)         25,907
      255   Health Net, Inc. (a)                       12,633
      252   Henry Schein, Inc. (a)                     13,694
    1,097   Kindred Healthcare, Inc. (a)               29,378
      697   LifePoint Hospitals, Inc. (a)              20,596
      169   Lincare Holdings, Inc. (a)                  6,032
      187   Omnicare, Inc.                              6,201


              See Notes to Financial Statements                         Page 59

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
      186   Psychiatric Solutions, Inc. (a)     $       6,341
      329   Universal Health Services, Inc.,
                 Class B                               17,253
      358   VCA Antech, Inc. (a)                       14,084
      372   WellCare Health Plans, Inc. (a)            37,668
                                                -------------
                                                      195,922
                                                -------------
            HEALTH CARE TECHNOLOGY--0.4%
      364   Cerner Corp. (a)                           19,245
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --0.6%
      732   Bob Evans Farms, Inc.                      23,754
      159   CBRL Group, Inc.                            6,110
      193   Scientific Games Corp., Class A (a)         6,622
                                                -------------
                                                       36,486
                                                -------------
            HOUSEHOLD DURABLES--2.0%
      238   American Greetings Corp., Class A           5,886
    1,092   Beazer Homes USA, Inc.                     15,277
    1,014   Blyth, Inc.                                22,633
    1,423   Furniture Brands International, Inc.       15,681
      334   Mohawk Industries, Inc. (a)                30,064
       30   NVR, Inc. (a)                              17,354
      234   Tupperware Brands Corp.                     6,086
                                                -------------
                                                      112,981
                                                -------------
            HOUSEHOLD PRODUCTS--0.8%
      278   Church & Dwight Co., Inc.                  13,639
      338   Energizer Holdings, Inc. (a)               34,104
                                                -------------
                                                       47,743
                                                -------------
            INDUSTRIAL CONGLOMERATES--1.4%
      435   Carlisle Cos., Inc.                        19,697
      181   Sequa Corp., Class A (a)                   29,883
      412   Teleflex, Inc.                             31,489
                                                -------------
                                                       81,069
                                                -------------
            INSURANCE--4.6%
      789   American Financial Group, Inc.             22,163
      970   Commerce Group (The), Inc.                 27,868
       62   Everest Re Group Ltd.                       6,092
    1,422   Fidelity National Financial, Inc.,
                 Class A                               29,707
      545   First American Corp.                       25,228
      414   Hanover Insurance Group, Inc.              18,170
      605   HCC Insurance Holdings, Inc.               17,714
      952   Horace Mann Educators Corp.                16,974
      367   Mercury General Corp.                      19,003
      467   Ohio Casualty Corp.                        20,272
    1,268   Old Republic International Corp.           23,280
      282   Protective Life Corp.                      12,132
      128   StanCorp Financial Group, Inc.              6,011


            INSURANCE (CONTINUED)
      411   Unitrin, Inc.                       $      17,418
                                                -------------
                                                      262,032
                                                -------------
            INTERNET & CATALOG RETAIL--0.5%
    1,738   Netflix, Inc. (a)                          29,946
                                                -------------
            INTERNET SOFTWARE & SERVICES--0.4%
    1,144   ValueClick, Inc. (a)                       24,459
                                                -------------
            IT SERVICES--2.0%
      255   Acxiom Corp.                                6,416
      436   Alliance Data Systems Corp. (a)            33,485
      385   Ceridian Corp. (a)                         13,052
      335   CheckFree Corp. (a)                        12,341
       85   DST Systems, Inc. (a)                       6,449
      822   Gartner, Inc. (a)                          17,204
    2,016   MPS Group, Inc. (a)                        26,873
                                                -------------
                                                      115,820
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --0.1%
      378   Callaway Golf Co.                           6,135
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES
                 --1.9%
      392   Charles River Laboratories
                 International, Inc. (a)               20,063
      197   Covance, Inc. (a)                          13,902
      183   Invitrogen Corp. (a)                       13,139
      352   Pharmaceutical Product
                 Development, Inc.                     11,792
      246   Varian, Inc. (a)                           14,794
      436   Ventana Medical Systems, Inc. (a)          36,337
                                                -------------
                                                      110,027
                                                -------------
            MACHINERY--5.0%
      445   Crane Co.                                  20,408
      850   Federal Signal Corp.                       11,433
      471   Flowserve Corp.                            34,039
      259   Harsco Corp.                               13,639
      347   Joy Global, Inc.                           17,173
      411   Kennametal, Inc.                           31,507
      454   Lincoln Electric Holdings, Inc.            32,683
      269   Nordson Corp.                              12,309
      536   Oshkosh Truck Corp.                        30,686
      349   Pentair, Inc.                              12,634
      384   SPX Corp.                                  36,046
      373   Timken (The) Co.                           12,458
      464   Trinity Industries, Inc.                   17,739
                                                -------------
                                                      282,754
                                                -------------
            MARINE--0.2%
      254   Alexander & Baldwin, Inc.                  13,772
                                                -------------


Page 60              See Notes to Financial Statements

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA--2.5%
    1,309   Belo Corp., Class A                 $      23,431
      558   John Wiley & Sons, Inc., Class A           23,598
    1,615   Lee Enterprises, Inc.                      28,440
    1,013   Media General, Inc., Class A               28,567
      563   Scholastic Corp. (a)                       18,117
       26   Washington Post (The) Co., Class B         20,560
                                                -------------
                                                      142,713
                                                -------------
            METALS & MINING--2.5%
      155   Carpenter Technology Corp.                 18,397
      998   Commercial Metals Co.                      30,778
      599   Reliance Steel & Aluminum Co.              31,471
      643   Steel Dynamics, Inc.                       26,961
    1,556   Worthington Industries, Inc.               32,210
                                                -------------
                                                      139,817
                                                -------------
            MULTILINE RETAIL--0.6%
      514   99 Cents Only Stores (a)                    6,255
      774   Dollar Tree Stores, Inc. (a)               29,614
                                                -------------
                                                       35,869
                                                -------------
            MULTI-UTILITIES--4.8%
      867   Alliant Energy Corp.                       32,036
      678   Black Hills Corp.                          25,289
    1,033   Energy East Corp.                          26,145
      961   MDU Resources Group, Inc.                  26,197
      623   NSTAR                                      19,593
      552   OGE Energy Corp.                           18,299
      970   PNM Resources, Inc.                        25,055
    1,394   Puget Energy, Inc.                         32,271
      704   SCANA Corp.                                26,316
    1,001   Vectren Corp.                              24,995
      457   Wisconsin Energy Corp.                     19,619
                                                -------------
                                                      275,815
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --4.8%
      387   Arch Coal, Inc.                            11,567
      855   Cimarex Energy Co.                         32,363
      539   Denbury Resources, Inc. (a)                21,560
      727   Encore Acquisition Co. (a)                 18,807
      797   Forest Oil Corp. (a)                       32,255
      770   Frontier Oil Corp.                         29,822
      432   Noble Energy                               26,412
      414   Overseas Shipholding Group, Inc.           32,122
      138   Pioneer Natural Resources Co.               6,279
      705   Plains Exploration & Production
                 Co. (a)                               30,463
      302   Quicksilver Resources, Inc. (a)            12,720
      454   Southwestern Energy Co. (a)                18,446
                                                -------------
                                                      272,816
                                                -------------

            PAPER & FOREST PRODUCTS--0.5%
      540   Bowater, Inc.                       $      10,595
      992   Glatfelter                                 13,322
      356   Louisiana-Pacific Corp.                     6,593
                                                -------------
                                                       30,510
                                                -------------
            PERSONAL PRODUCTS--0.5%
      852   Alberto-Culver Co.                         20,039
      156   NBTY, Inc. (a)                              6,792
                                                -------------
                                                       26,831
                                                -------------
            PHARMACEUTICALS--0.5%
      197   Endo Pharmaceuticals Holdings,
                 Inc. (a)                               6,700
      716   Par Pharmaceutical Cos., Inc. (a)          16,962
      344   Perrigo Co.                                 6,416
                                                -------------
                                                       30,078
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --1.0%
      697   Cousins Properties, Inc.                   17,920
      162   Hospitality Properties Trust                6,214
      313   Potlatch Corp.                             13,675
      448   Rayonier, Inc.                             18,968
                                                -------------
                                                       56,777
                                                -------------
            ROAD & RAIL--2.4%
      948   Avis Budget Group, Inc. (a)                24,335
      671   Con-way, Inc.                              33,140
      690   J.B. Hunt Transport Services, Inc.         19,272
    1,672   Werner Enterprises, Inc.                   32,504
      916   YRC Worldwide, Inc. (a)                    29,422
                                                -------------
                                                      138,673
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.2%
      261   Cree, Inc. (a)                              6,687
    1,447   Cypress Semiconductor Corp. (a)            36,262
      349   Fairchild Semiconductor
                 International, Inc. (a)                6,369
      362   International Rectifier Corp. (a)          13,289
      214   Intersil Corp., Class A                     6,260
      524   Lam Research Corp. (a)                     30,308
    1,060   Micrel, Inc.                               10,971
      182   Microchip Technology, Inc.                  6,608
    5,400   RF Micro Devices, Inc. (a)                 37,476
      778   Semtech Corp. (a)                          12,643
    3,996   TriQuint Semiconductor, Inc. (a)           17,662
                                                -------------
                                                      184,535
                                                -------------
            SOFTWARE--2.7%
      621   Advent Software, Inc. (a)                  23,617
      614   Cadence Design Systems, Inc. (a)           13,140
      785   Jack Henry & Associates, Inc.              18,856
      673   Macrovision Corp. (a)                      16,004


                  See Notes to Financial Statements                     Page 61

First Trust Mid Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
      766   McAfee, Inc. (a)                    $      27,468
      512   Mentor Graphics Corp. (a)                   6,149
    1,247   Parametric Technology Corp. (a)            21,985
      564   Sybase, Inc. (a)                           13,378
      255   Synopsys, Inc. (a)                          6,237
      613   Wind River Systems, Inc. (a)                5,860
                                                -------------
                                                      152,694
                                                -------------
            SPECIALTY RETAIL--5.6%
      499   Advance Auto Parts, Inc.                   17,350
      647   Aeropostale, Inc. (a)                      24,638
      761   AnnTaylor Stores Corp. (a)                 23,911
      701   Barnes & Noble, Inc.                       23,519
      793   CarMax, Inc. (a)                           18,976
    3,111   Charming Shoppes, Inc. (a)                 30,737
      290   Coldwater Creek, Inc. (a)                   5,710
      463   Dick's Sporting Goods, Inc. (a)            26,034
    1,546   Foot Locker, Inc.                          28,694
      862   GameStop Corp., Class A (a)                34,781
      369   O'Reilly Automotive, Inc. (a)              12,291
      613   Pacific Sunwear of California, Inc. (a)    11,046
      641   Payless ShoeSource, Inc. (a)               17,063
      415   PetSmart, Inc.                             13,417
    1,028   Rent-A-Center, Inc. (a)                    19,953
      219   Ross Stores, Inc.                           6,336
      280   Urban Outfitters, Inc. (a)                  5,617
                                                -------------
                                                      320,073
                                                -------------
            TEXTILES, APPAREL & LUXURY
                GOODS--0.5%
      249   Hanesbrands, Inc. (a)                       7,721
      445   Phillips-Van Heusen Corp.                  23,167
                                                -------------
                                                       30,888
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --1.8%
      269   Astoria Financial Corp.                     6,335
    1,543   First Niagara Financial Group, Inc.        19,843
    1,155   IndyMac Bancorp, Inc.                      25,410
      754   PMI Group (The), Inc.                      25,689
      624   Radian Group, Inc.                         21,035
      277   Washington Federal, Inc.                    6,241
                                                -------------
                                                      104,553
                                                -------------
            TRADING COMPANIES &
                 DISTRIBUTORS--1.5%
      322   Fastenal Co.                               14,513
      274   GATX Corp.                                 12,429
      490   MSC Industrial Direct Co., Inc., Class A   24,642
    1,036   United Rentals, Inc. (a)                   33,296
                                                -------------
                                                       84,880
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--0.5%
      431   Telephone and Data Systems, Inc.    $      28,618
                                                -------------


            TOTAL INVESTMENTS--99.4%
            (Cost $6,133,306)                       5,678,775
            NET OTHER ASSETS AND
                 LIABILITIES--0.6%                     36,670
                                                -------------
            NET ASSETS--100.0%                  $   5,715,445
                                                =============


(a) Non-income producing security.

Page 62              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.6%
            AEROSPACE & DEFENSE--3.1%
      408   AAR Corp. (a)                       $      12,171
      304   Ceradyne, Inc. (a)                         22,688
      595   Cubic Corp.                                16,380
      386   Curtiss-Wright Corp.                       16,818
      683   EDO Corp.                                  22,573
      465   Esterline Technologies Corp. (a)           21,525
      306   Moog, Inc., Class A (a)                    13,103
      488   Teledyne Technologies, Inc. (a)            21,653
      343   Triumph Group, Inc.                        26,139
                                                -------------
                                                      173,050
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
      264   Forward Air Corp.                           8,994
      638   Hub Group, Inc., Class A (a)               21,705
                                                -------------
                                                       30,699
                                                -------------
            AIRLINES--0.8%
    1,603   Frontier Airlines Holdings, Inc. (a)        8,496
    2,717   Mesa Air Group, Inc. (a)                   18,068
      942   SkyWest, Inc.                              21,016
                                                -------------
                                                       47,580
                                                -------------
            AUTO COMPONENTS--0.8%
      406   Drew Industries, Inc. (a)                  14,121
    1,494   Standard Motor Products, Inc.              18,599
      619   Superior Industries International, Inc.    11,452
                                                -------------
                                                       44,172
                                                -------------
            AUTOMOBILES--0.1%
      313   Monaco Coach Corp.                          4,366
                                                -------------
            BIOTECHNOLOGY--0.5%
      299   Digene Corp. (a)                           18,313
      346   Martek Biosciences Corp. (a)                8,865
                                                -------------
                                                       27,178
                                                -------------
            BUILDING PRODUCTS--1.2%
      162   Apogee Enterprises, Inc.                    4,173
      608   Gibraltar Industries, Inc.                 11,740
      618   Griffon Corp. (a)                          10,858
      394   Lennox International, Inc.                 15,091
      273   NCI Building Systems, Inc. (a)             13,202
      134   Simpson Manufacturing Co., Inc.             4,533
      212   Universal Forest Products, Inc.             8,387
                                                -------------
                                                       67,984
                                                -------------
            CAPITAL MARKETS--0.6%
      208   Investment Technology Group, Inc. (a)       8,312
      608   LaBranche & Co., Inc. (a)                   3,934
      162   Piper Jaffray Cos., Inc. (a)                7,763
      831   SWS Group, Inc.                            14,667
                                                -------------
                                                       34,676
                                                -------------

            CHEMICALS--2.7%
      369   A. Schulman, Inc.                   $       8,568
      128   Arch Chemicals, Inc.                        4,529
      744   Georgia Gulf Corp.                         12,045
      300   H.B. Fuller Co.                             8,289
    1,905   Material Sciences Corp. (a)                20,955
      170   OM Group, Inc. (a)                          8,235
      823   Penford Corp.                              29,406
    2,498   PolyOne Corp. (a)                          18,785
      951   Quaker Chemical Corp.                      20,656
    1,598   Tronox, Inc., Class B                      19,655
                                                -------------
                                                      151,123
                                                -------------
            COMMERCIAL BANKS--2.4%
       72   Alabama National BanCorporation             3,843
      502   Boston Private Financial Holdings,
                Inc.                                   12,795
      408   Central Pacific Financial Corp.            11,509
      257   Chittenden Corp.                            8,597
      897   Community Bank System, Inc.                16,136
      116   East West Bancorp, Inc.                     4,253
      822   First Commonwealth Financial Corp.          7,793
      168   First Republic Bank                         9,198
      526   Hanmi Financial Corp.                       7,627
      138   Prosperity Bancshares, Inc.                 3,908
      274   Provident Bankshares Corp.                  7,864
      132   Signature Bank (a)                          4,077
      198   South Financial Group (The), Inc.           4,269
      310   Sterling Financial Corp.                    7,040
      602   Susquehanna Bancshares, Inc.               10,415
      382   Umpqua Holdings Corp.                       7,266
      150   Whitney Holding Corp.                       3,749
      102   Wintrust Financial Corp.                    4,020
                                                -------------
                                                      134,359
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --5.2%
      870   ABM Industries, Inc.                       21,889
      134   Administaff, Inc.                           4,382
    1,065   Angelica Corp.                             23,248
      921   Bowne & Co., Inc.                          15,970
      484   Brady Corp., Class A                       16,935
      140   CDI Corp.                                   3,961
      260   Consolidated Graphics, Inc. (a)            17,137
      568   G&K Services, Inc., Class A                21,164
      456   Healthcare Services Group                  12,640
      350   Heidrick & Struggles International,
                 Inc. (a)                              18,809
      476   Interface, Inc., Class A                    8,773
      972   Labor Ready, Inc. (a)                      22,899
      308   Mobile Mini, Inc. (a)                       8,800
      419   On Assignment, Inc. (a)                     4,203
      254   School Specialty, Inc. (a)                  8,748
    1,913   Spherion Corp. (a)                         16,892
      416   Tetra Tech, Inc. (a)                        8,748
      270   United Stationers, Inc. (a)                17,210



              See Notes to Financial Statements                         Page 63

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
                 (CONTINUED)
      426   Viad Corp.                          $      15,315
      730   Volt Information Sciences, Inc. (a)        11,373
      356   Watson Wyatt Worldwide, Inc.,
                 Class A                               15,860
                                                -------------
                                                      294,956
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --2.4%
    1,277   Arris Group, Inc. (a)                      18,926
      396   Bel Fuse, Inc., Class B                    11,975
      434   Black Box Corp.                            17,469
      182   Blue Coat Systems, Inc. (a)                 8,869
      958   C-COR, Inc. (a)                            12,885
      290   Comtech Telecommunications
                 Corp. (a)                             12,606
      914   Digi International, Inc. (a)               13,052
      548   Ditech Networks, Inc. (a)                   4,088
      620   NETGEAR, Inc. (a)                          17,149
      534   Symmetricom, Inc. (a)                       3,984
      426   Tollgrade Communications, Inc. (a)          4,396
      280   ViaSat, Inc. (a)                            8,016
                                                -------------
                                                      133,415
                                                -------------
            COMPUTERS & PERIPHERALS--1.8%
    3,536   Adaptec, Inc. (a)                          12,376
    1,194   Hutchinson Technology, Inc. (a)            23,952
      212   Intevac, Inc. (a)                           3,445
      422   Komag, Inc. (a)                            13,508
      863   Novatel Wireless, Inc. (a)                 18,580
      382   Stratasys, Inc. (a)                        16,812
      376   Synaptics, Inc. (a)                        13,205
                                                -------------
                                                      101,878
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --0.3%
      152   EMCOR Group, Inc. (a)                       5,457
      278   URS Corp. (a)                              13,694
                                                -------------
                                                       19,151
                                                -------------
            CONSTRUCTION MATERIALS--0.2%
      172   Texas Industries, Inc.                     13,555
                                                -------------
            CONSUMER FINANCE--0.6%
      340   Cash America International, Inc.           12,451
      575   First Cash Financial Services,
                 Inc. (a)                              12,529
      210   World Acceptance Corp. (a)                  6,760
                                                -------------
                                                       31,740
                                                -------------
            CONTAINERS & PACKAGING--1.0%
      505   AptarGroup, Inc.                           18,382
    1,072   Chesapeake Corp. (a)                       11,953
      203   Myers Industries, Inc.                      4,342


            CONTAINERS & PACKAGING
                 (CONTINUED)
      708   Rock-Tenn Co., Class A              $      21,750
                                                -------------
                                                       56,427
                                                -------------
            DISTRIBUTORS--1.2%
      346   Audiovox Corp., Class A (a)                 3,502
    1,266   Building Materials Holding Corp.           17,585
      543   Keystone Automotive Industries,
                 Inc. (a)                              25,390
      728   LKQ Corp. (a)                              20,697
                                                -------------
                                                       67,174
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.9%
      230   Bright Horizons Family Solutions,
                 Inc. (a)                               8,924
       64   CPI Corp.                                   3,759
      280   Pre-Paid Legal Services, Inc. (a)          14,756
      354   Universal Technical Institute,
                 Inc. (a)                               7,657
      368   Vertrue, Inc. (a)                          18,183
                                                -------------
                                                       53,279
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --0.4%
      150   Financial Federal Corp.                     4,253
      374   Portfolio Recovery Associates,
                 Inc. (a) 19,541
                                                -------------
                                                       23,794
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--0.3%
      589   CT Communications, Inc.                    18,053
                                                -------------
            ELECTRIC UTILITIES--1.8%
      190   ALLETE, Inc.                                8,330
      596   Central Vermont Public Service
                 Corp.                                 20,264
      733   Cleco Corp.                                17,409
      914   El Paso Electric Co. (a)                   21,268
      542   UIL Holdings Corp.                         16,032
      683   Unisource Energy Corp.                     20,784
                                                -------------
                                                      104,087
                                                -------------
            ELECTRICAL EQUIPMENT--1.5%
      298   Acuity Brands, Inc.                        17,612
      338   A.O. Smith Corp.                           16,410
       92   Baldor Electric Co.                         4,199
       82   Belden, Inc.                                4,492
      386   Regal-Beloit Corp.                         19,578
      418   Woodward Governor Co.                      24,139
                                                -------------
                                                       86,430
                                                -------------


Page 64              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--5.4%
      634   Aeroflex, Inc. (a)                  $       8,895
      399   Agilysys, Inc.                              7,665
      238   Anixter International, Inc. (a)            19,671
    1,377   Bell Microproducts, Inc. (a)                8,648
      596   Benchmark Electronics, Inc. (a)            13,231
      356   Checkpoint Systems, Inc. (a)                8,213
      294   Coherent, Inc. (a)                          8,511
    1,064   CTS Corp.                                  13,555
      216   Electro Scientific Industries, Inc. (a)     4,741
      388   FLIR Systems, Inc. (a)                     16,936
      386   Gerber Scientific, Inc. (a)                 4,007
      597   Insight Enterprises, Inc. (a)              13,468
      116   Itron, Inc. (a)                             9,214
      806   LoJack Corp. (a)                           17,184
    1,148   Methode Electronics, Inc.                  18,563
      302   MTS Systems Corp.                          12,609
      870   Newport Corp. (a)                          11,371
      478   Park Electrochemical Corp.                 14,173
      196   Plexus Corp. (a)                            4,753
      122   Rogers Corp. (a)                            4,409
      702   ScanSource, Inc. (a)                       18,835
      783   Technitrol, Inc.                           20,358
      558   Trimble Navigation Ltd. (a)                18,431
    1,727   TTM Technologies, Inc. (a)                 22,519
      608   X-Rite, Inc. (a)                            8,208
                                                -------------
                                                      308,168
                                                -------------
            ENERGY EQUIPMENT & SERVICES--4.2%
      328   Atwood Oceanics, Inc. (a)                  22,501
      453   Bristow Group, Inc. (a)                    21,486
      205   CARBO Ceramics, Inc.                        9,241
      300   Dril-Quip, Inc. (a)                        14,397
      464   Hornbeck Offshore Services, Inc. (a)       19,975
      863   Input/Output, Inc. (a)                     12,298
      278   Lufkin Industries, Inc.                    16,460
      904   Matrix Service Co. (a)                     20,873
      426   Oceaneering International, Inc. (a)        23,925
      240   SEACOR Holdings, Inc. (a)                  20,933
      637   TETRA Technologies, Inc. (a)               17,715
      286   Unit Corp. (a)                             15,747
      362   W-H Energy Services, Inc. (a)              23,197
                                                -------------
                                                      238,748
                                                -------------
            FOOD & STAPLES RETAILING--1.0%
      330   Casey's General Stores, Inc.                8,227
      536   Great Atlantic & Pacific Tea
                 (The) Co., Inc. (a)                   15,624
      171   Longs Drug Stores Corp.                     8,270
      182   Nash Finch Co.                              7,329
      276   Performance Food Group Co. (a)              7,910
      273   Spartan Stores, Inc.                        7,991
                                                -------------
                                                       55,351
                                                -------------

            FOOD PRODUCTS--1.4%
      396   Corn Products International, Inc.   $      17,670
      134   Flowers Foods, Inc.                         2,747
      166   Hain Celestial Group (The), Inc. (a)        4,497
      238   J & J Snack Foods Corp.                     8,199
      168   Ralcorp Holdings, Inc. (a)                  8,729
      499   Sanderson Farms, Inc.                      19,895
      675   TreeHouse Foods, Inc. (a)                  15,127
                                                -------------
                                                       76,864
                                                -------------
            GAS UTILITIES--3.0%
      747   Atmos Energy Corp.                         20,967
      327   Energen Corp.                              17,302
      422   Laclede Group (The), Inc.                  12,470
      264   New Jersey Resources Corp.                 12,408
      486   Northwest Natural Gas Co.                  20,252
      546   Piedmont Natural Gas Co.                   12,662
      508   South Jersey Industries, Inc.              16,647
      551   Southern Union Co.                         17,015
      664   Southwest Gas Corp.                        20,637
      658   UGI Corp.                                  16,983
                                                -------------
                                                      167,343
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--3.7%
       62   Analogic Corp.                              4,116
      306   ArthroCare Corp. (a)                       15,490
      306   CONMED Corp. (a)                            8,537
      352   Datascope Corp.                            12,112
      108   DJO, Inc. (a)                               5,128
      278   Greatbatch, Inc. (a)                        8,626
      170   Haemonetics Corp. (a)                       8,401
      162   Hologic, Inc. (a)                           8,392
      210   ICU Medical, Inc. (a)                       6,980
      142   IDEXX Laboratories, Inc. (a)               14,237
      160   Immucor, Inc. (a)                           4,986
      272   Integra LifeSciences Holdings (a)          13,505
      622   Meridian Bioscience, Inc.                  13,889
    2,495   Osteotech, Inc. (a)                        17,889
      330   PolyMedica Corp.                           13,329
      210   Respironics, Inc. (a)                       9,608
      270   SurModics, Inc. (a)                        12,385
      280   Symmetry Medical, Inc. (a)                  4,180
    5,385   Theragenics Corp. (a)                      21,271
       80   Vital Signs, Inc.                           4,161
                                                -------------
                                                      207,222
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--3.9%
      494   Amedisys, Inc. (a)                         18,698
      378   AMERIGROUP Corp. (a)                       10,463
      408   AMN Healthcare Services, Inc. (a)           8,760
      186   AmSurg Corp. (a)                            4,676
      420   Centene Corp. (a)                           9,076
    1,035   CryoLife, Inc. (a)                          9,884
      672   Gentiva Health Services, Inc. (a)          13,420



              See Notes to Financial Statements                         Page 65

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS &
                 SERVICES (CONTINUED)
      759   HealthExtras, Inc. (a)              $      20,364
      190   Healthways, Inc. (a)                        8,303
      246   inVentiv Health, Inc. (a)                   8,728
      475   LCA-Vision, Inc.                           16,867
      445   Matria Healthcare, Inc. (a)                11,494
    1,458   Option Care, Inc.                          28,271
      128   Owens & Minor, Inc.                         4,922
       82   Pediatrix Medical Group, Inc. (a)           4,425
    1,261   RehabCare Group, Inc. (a)                  17,868
      637   Res-Care, Inc. (a)                         12,377
      324   Sierra Health Services, Inc. (a)           13,167
                                                -------------
                                                      221,763
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --2.7%
      418   California Pizza Kitchen, Inc. (a)          7,934
      224   CKE Restaurants, Inc.                       3,873
      190   Jack in the Box, Inc. (a)                  12,158
      594   Landry's Restaurants, Inc.                 15,735
      378   Marcus (The) Corp.                          7,439
      168   Monarch Casino & Resort, Inc. (a)           4,753
    1,114   O'Charley's, Inc.                          19,751
      312   Papa John's International, Inc. (a)         8,558
      160   Pinnacle Entertainment, Inc. (a)            4,242
      336   RARE Hospitality International,
                 Inc. (a)                               8,991
      445   Red Robin Gourmet Burgers, Inc. (a)        17,164
      528   Ruth's Chris Steak House, Inc. (a)          8,828
    1,345   Steak n Shake (The) Co. (a)                20,175
      351   Texas Roadhouse, Inc., Class A (a)          4,166
      467   WMS Industries, Inc. (a)                   12,184
                                                -------------
                                                      155,951
                                                -------------
            HOUSEHOLD DURABLES--0.8%
      914   Champion Enterprises, Inc. (a)             10,712
      132   Ethan Allen Interiors, Inc.                 4,509
      208   Libbey, Inc.                                4,150
      338   M/I Homes, Inc.                             8,298
      216   National Presto Industries, Inc.           12,128
      241   Russ Berrie and Co., Inc. (a)               3,709
                                                -------------
                                                       43,506
                                                -------------

            HOUSEHOLD PRODUCTS--0.2%
      766   Central Garden & Pet Co., Class A (a)       9,376
      136   WD-40 Co.                                   4,514
                                                -------------
                                                       13,890
                                                -------------
            INDUSTRIAL CONGLOMERATES--0.5%
      316   Standex International Corp.                 7,489
    1,054   Tredegar Corp.                             19,352
                                                -------------
                                                       26,841
                                                -------------

            INSURANCE--3.5%
      322   Delphi Financial Group, Inc.,
                 Class A                        $      12,935
       88   Infinity Property & Casualty Corp.          3,876
      232   LandAmerica Financial Group, Inc.          17,769
      108   Philadelphia Consolidated Holding
                 Corp. (a)                              3,903
      685   Presidential Life Corp.                    11,172
      322   ProAssurance Corp. (a)                     15,900
      402   RLI Corp.                                  23,317
      434   Safety Insurance Group, Inc.               14,452
      718   SCPIE Holdings, Inc. (a)                   16,133
      668   Selective Insurance Group, Inc.            13,707
      564   Stewart Information Services Corp.         20,575
      140   Tower Group, Inc.                           3,710
      634   United Fire & Casualty Co.                 21,822
      477   Zenith National Insurance Corp.            19,252
                                                -------------
                                                      198,523
                                                -------------
            INTERNET & CATALOG RETAIL--0.8%
      372   Blue Nile, Inc. (a)                        28,127
    1,049   PetMed Express, Inc. (a)                   15,294
                                                -------------
                                                       43,421
                                                -------------
            INTERNET SOFTWARE & SERVICES
                 --0.8%
      375   Bankrate, Inc. (a)                         16,819
      194   InfoSpace, Inc.                             4,039
      514   j2 Global Communications, Inc. (a)         16,777
      544   United Online, Inc.                         7,681
                                                -------------
                                                       45,316
                                                -------------
            IT SERVICES--1.6%
      502   Authorize.Net Holdings, Inc. (a)            8,700
       92   CACI International Inc., Class A (a)        4,088
    2,745   CIBER, Inc. (a)                            20,835
      254   eFunds Corp. (a)                            9,081
      146   ManTech International Corp.,
                 Class A (a)                            4,768
      104   MAXIMUS, Inc.                               4,346
      408   SI International, Inc. (a)                 11,885
    1,249   StarTek, Inc. (a)                          13,689
      946   Sykes Enterprises, Inc. (a)                15,836
                                                -------------
                                                       93,228
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --1.9%
      907   Arctic Cat, Inc.                           16,435
      798   JAKKS Pacific, Inc. (a)                    18,921
    1,478   K2, Inc. (a)                               21,593
      673   MarineMax, Inc. (a)                        12,585
      248   Polaris Industries, Inc.                   12,241
      460   Pool Corp.                                 15,461
      224   RC2 Corp. (a)                               7,932
                                                -------------
                                                      105,168
                                                -------------


Page 66              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------
            COMMON STOCKS (CONTINUED)

            LIFE SCIENCES TOOLS & SERVICES
                 --0.9%
      126   Dionex Corp. (a)                    $       8,569
      366   Kendle International, Inc. (a)             13,524
      534   PAREXEL International Corp. (a)            21,590
      282   Pharmanet Development Group,
                 Inc. (a) 7,896
                                                -------------
                                                       51,579
                                                -------------
            MACHINERY--5.0%
      111   Albany International Corp.,
                 Class A                                4,160
      426   Astec Industries, Inc. (a)                 22,224
      260   A.S.V., Inc. (a)                            3,793
      426   Barnes Group, Inc.                         13,291
      286   Cascade Corp.                              19,388
      240   CLARCOR, Inc.                               8,350
      210   EnPro Industries, Inc. (a)                  8,270
      528   Gardner Denver, Inc. (a)                   21,960
      466   IDEX Corp.                                 16,874
      258   Kaydon Corp.                               13,728
      507   Lindsay Corp.                              20,615
    1,537   Lydall, Inc. (a)                           17,752
      280   Manitowoc (The) Co., Inc.                  21,748
      522   Mueller Industries, Inc.                   19,251
      254   Robbins & Myers, Inc.                      13,393
      305   Toro (The) Co.                             17,147
      247   Valmont Industries, Inc.                   18,671
      307   Wabash National Corp.                       3,902
      480   Watts Water Technologies, Inc.,
                 Class A                               16,757
                                                -------------
                                                      281,274
                                                -------------
            MARINE--0.3%
      351   Kirby Corp. (a)                            14,219
                                                -------------
            MEDIA--0.2%
      174   Arbitron, Inc.                              8,665
                                                -------------
            METALS & MINING--2.4%
      375   A.M. Castle & Co.                          12,383
      164   AMCOL International Corp.                   4,695
      535   Brush Engineered Materials, Inc. (a)       20,260
      246   Century Aluminum Co. (a)                   12,679
      312   Chaparral Steel Co.                        26,221
      289   Cleveland-Cliffs, Inc.                     20,019
      369   Quanex Corp.                               16,627
       60   RTI International Metals, Inc. (a)          4,754
      596   Ryerson, Inc.                              19,126
                                                -------------
                                                      136,764
                                                -------------
            MULTILINE RETAIL--0.4%
    1,343   Fred's, Inc.                               15,942
      364   Tuesday Morning Corp.                       4,244
                                                -------------
                                                       20,186
                                                -------------

            MULTI-UTILITIES--0.6%
      834   Avista Corp.                        $      16,530
      400   CH Energy Group, Inc.                      17,740
                                                -------------
                                                       34,270
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --0.7%
      122   Cabot Oil & Gas Corp.                       4,172
      450   Helix Energy Solutions Group,
                Inc. (a)                               17,529
      210   Swift Energy Co. (a)                        8,975
      214   World Fuel Services Corp.                   8,750
                                                -------------
                                                       39,426
                                                -------------
            PAPER & FOREST PRODUCTS--1.4%
    1,451   Buckeye Technologies, Inc. (a)             22,244
      436   Neenah Paper, Inc.                         16,886
    4,525   Pope & Talbot, Inc. (a)                    11,901
      724   Schweitzer-Mauduit International,
                Inc.                                   16,529
    1,005   Wausau Paper Corp.                         11,246
                                                -------------
                                                       78,806
                                                -------------
            PERSONAL PRODUCTS--0.3%
      142   Chattem, Inc. (a)                           7,974
      565   Mannatech, Inc.                             5,317
      100   USANA Health Sciences, Inc. (a)             4,036
                                                -------------
                                                       17,327
                                                -------------
            PHARMACEUTICALS--0.7%
      346   Alpharma, Inc., Class A (a)                 8,577
      206   Bradley Pharmaceuticals, Inc. (a)           3,304
      192   Noven Pharmaceuticals, Inc. (a)             3,410
      190   Sciele Pharma, Inc. (a)                     4,406
    1,627   ViroPharma, Inc. (a)                       20,908
                                                -------------
                                                       40,605
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --0.8%
      250   Entertainment Properties Trust             11,138
      592   LTC Properties, Inc.                       11,881
      679   Medical Properties Trust, Inc.              7,605
      411   National Retail Properties, Inc.            8,902
      442   Senior Housing Properties Trust             7,638
                                                -------------
                                                       47,164
                                                -------------
            ROAD & RAIL--1.4%
      346   Arkansas Best Corp.                        12,466
      276   Heartland Express, Inc.                     4,115
      598   Kansas City Southern (a)                   20,637
      695   Knight Transportation, Inc.                12,260
      280   Landstar System, Inc.                      12,729
      596   Old Dominion Freight Line, Inc. (a)        17,201
                                                -------------
                                                       79,408
                                                -------------


              See Notes to Financial Statements                         Page 67

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.1%
      991   Advanced Energy Industries,
                 Inc. (a)                       $      17,551
    1,076   AMIS Holdings, Inc. (a)                    11,094
      150   ATMI, Inc. (a)                              4,347
    3,460   Axcelis Technologies, Inc. (a)             19,203
    1,237   Brooks Automation, Inc. (a)                21,733
      126   Cabot Microelectronics Corp. (a)            5,371
      404   Cohu, Inc.                                  8,076
      112   Cymer, Inc. (a)                             4,788
      645   Diodes, Inc. (a)                           17,138
      335   Exar Corp. (a)                              4,734
      138   FEI Co. (a)                                 3,958
      188   Microsemi Corp. (a)                         4,382
      811   MKS Instruments, Inc. (a)                  18,410
    1,207   Pericom Semiconductor Corp. (a)            12,891
    1,509   Photronics, Inc. (a)                       21,156
    1,352   Rudolph Technologies, Inc. (a)             21,158
      611   Skyworks Solutions, Inc. (a)                4,839
      392   Standard Microsystems Corp. (a)            13,089
      448   Varian Semiconductor Equipment
                 Associates, Inc. (a)                  21,056
                                                -------------
                                                      234,974
                                                -------------
            SOFTWARE--2.9%
      152   Ansoft Corp. (a)                            3,844
      339   ANSYS, Inc. (a)                             8,828
    2,631   Captaris, Inc. (a)                         13,497
      983   Concur Technologies, Inc. (a)              23,455
      906   Epicor Software Corp. (a)                  11,832
    1,389   EPIQ Systems, Inc. (a)                     23,683
      197   FactSet Research Systems, Inc.             13,000
      608   Informatica Corp. (a)                       8,476
      915   JDA Software Group, Inc. (a)               20,688
      160   Manhattan Associates, Inc. (a)              4,459
       82   MICROS Systems, Inc. (a)                    4,369
      118   Quality Systems, Inc.                       4,571
      339   Radiant Systems, Inc. (a)                   4,712
      306   SPSS, Inc. (a)                             12,558
      148   THQ, Inc. (a)                               4,256
                                                -------------
                                                      162,228
                                                -------------
            SPECIALTY RETAIL--5.7%
      615   Aaron Rents, Inc.                          14,219
      352   Big 5 Sporting Goods Corp.                  7,522
      554   Brown Shoe Co., Inc.                       11,601
      204   Cato (The) Corp., Class A                   4,219
      502   Charlotte Russe Holding, Inc. (a)           8,921
      174   Children's Place Retail Stores
                 (The), Inc. (a)                        5,935
      262   Christopher & Banks Corp.                   3,909
      218   Dress Barn (The), Inc. (a)                  3,965
    1,971   Finish Line (The), Inc., Class A           13,324
      430   Genesco, Inc. (a)                          21,736


            SPECIALTY RETAIL (CONTINUED)
      222   Group 1 Automotive, Inc.            $       8,329
      226   Guitar Center, Inc. (a)                    13,119
      342   Gymboree (The) Corp. (a)                   14,723
    1,539   Haverty Furniture Cos., Inc.               17,160
      164   Hibbett Sports, Inc. (a)                    4,203
      790   Jo-Ann Stores, Inc. (a)                    18,810
      542   Jos. A. Bank Clothiers, Inc. (a)           18,699
      709   Lithia Motors, Inc., Class A               14,598
      352   Men's Wearhouse (The), Inc.                17,389
    1,114   Pep Boys-Manny, Moe &
                 Jack (The)                            18,860
      277   Select Comfort Corp. (a)                    4,415
      775   Sonic Automotive, Inc., Class A            21,235
      428   Stage Stores, Inc.                          7,636
      732   Stein Mart, Inc.                            7,876
      258   Tractor Supply Co. (a)                     12,260
      402   Tween Brands, Inc. (a)                     15,381
      566   Zale Corp. (a)                             12,016
                                                -------------
                                                      322,060
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--3.2%
      522   Crocs, Inc. (a)                            30,965
      222   Deckers Outdoor Corp. (a)                  22,888
      609   Fossil, Inc. (a)                           15,560
      606   Iconix Brand Group, Inc. (a)               11,987
      160   Kellwood Co.                                4,102
      532   Movado Group, Inc.                         15,024
      405   Oxford Industries, Inc.                    16,362
      636   Quiksilver, Inc. (a)                        8,160
      308   Skechers U.S.A., Inc., Class A (a)          6,403
      665   Stride Rite (The) Corp.                    13,546
      510   UniFirst Corp.                             19,156
      448   Volcom, Inc. (a)                           15,895
      162   Wolverine World Wide, Inc.                  4,384
                                                -------------
                                                      184,432
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --2.2%
      172   Anchor BanCorp Wisconsin, Inc.              3,844
      895   BankUnited Financial Corp.,
                Class A                                15,072
    1,041   Corus Bankshares, Inc.                     16,927
      340   Dime Community Bancshares                   3,805
      340   Downey Financial Corp.                     18,084
      396   FirstFed Financial Corp. (a)               17,898
    1,491   Flagstar Bancorp, Inc.                     15,954
    1,669   Fremont General Corp. (a)                   9,630
      248   MAF Bancorp, Inc.                          13,025
      450   Triad Guaranty, Inc. (a)                   12,407
                                                -------------
                                                      126,646
                                                -------------


Page 68              See Notes to Financial Statements

First Trust Small Cap Core AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
                 --0.5%
      152   Applied Industrial Technologies,
                 Inc.                           $       4,315
      288   Kaman Corp.                                 9,645
      248   Watsco, Inc.                               12,378
                                                -------------
                                                       26,338
                                                -------------
            WATER UTILITIES--0.2%
      252   American States Water Co.                   9,297
                                                -------------


            TOTAL INVESTMENTS--99.6%
            (Cost $6,171,934)                       5,636,097
            NET OTHER ASSETS AND
                 LIABILITIES--0.4%                     24,334
                                                -------------
            NET ASSETS--100.0%                  $   5,660,431
                                                =============

(a) Non-income producing security.



               See Notes to Financial Statements                        Page 69

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--100.0%
            AEROSPACE & DEFENSE--1.1%
      168   Goodrich Corp.                      $      10,569
      106   Lockheed Martin Corp.                      10,439
      525   Northrop Grumman Corp.                     39,952
                                                -------------
                                                       60,960
                                                -------------
            AIR FREIGHT & LOGISTICS--0.9%
      369   FedEx Corp.                                40,863
      137   United Parcel Service, Inc., Class B       10,374
                                                -------------
                                                       51,237
                                                -------------
            AIRLINES--0.6%
    2,059   Southwest Airlines Co.                     32,244
                                                -------------
            AUTO COMPONENTS--0.2%
       86   Johnson Controls, Inc.                      9,731
                                                -------------
            BEVERAGES--1.0%
      843   Constellation Brands, Inc.,
                 Class A (a)                           18,487
      443   Molson Coors Brewing Co.,
                 Class B                               39,400
                                                -------------
                                                       57,887
                                                -------------
            CAPITAL MARKETS--1.6%
      293   Bear Stearns (The) Cos., Inc.              35,517
      451   E*TRADE Financial Corp. (a)                 8,353
      208   Legg Mason, Inc.                           18,720
      245   Merrill Lynch & Co., Inc.                  18,179
      119   Morgan Stanley                              7,601
                                                -------------
                                                       88,370
                                                -------------
            CHEMICALS--3.8%
      255   Air Products and Chemicals, Inc.           22,024
      156   Ashland, Inc.                               9,525
    1,157   Dow Chemical (The) Co.                     50,306
      636   Eastman Chemical Co.                       43,770
      403   E.I. du Pont de Nemours and Co.            18,832
    1,041   Hercules, Inc. (a)                         21,611
      269   PPG Industries, Inc.                       20,517
      561   Rohm and Haas Co.                          31,708
                                                -------------
                                                      218,293
                                                -------------
            COMMERCIAL BANKS--4.0%
      245   BB&T Corp.                                  9,168
      168   Comerica, Inc.                              8,847
      256   First Horizon National Corp.                8,120
      900   Huntington Bancshares, Inc.                17,280
      894   KeyCorp                                    31,013
       94   M&T Bank Corp.                              9,991
    1,229   National City Corp.                        36,120
      429   PNC Financial Services Group, Inc.         28,593
      301   Regions Financial Corp.                     9,051
      116   SunTrust Banks, Inc.                        9,083
      599   Wachovia Corp.                             28,279


            COMMERCIAL BANKS (CONTINUED)
      283   Wells Fargo & Co.                   $       9,557
      266   Zions Bancorporation                       19,830
                                                -------------
                                                      224,932
                                                -------------
            COMMERCIAL SERVICES & SUPPLIES
                 --1.9%
    2,280   Allied Waste Industries, Inc. (a)          29,344
      150   Avery Dennison Corp.                        9,201
      706   R.R. Donnelley & Sons Co.                  29,836
      273   Robert Half International, Inc.             9,279
      786   Waste Management, Inc.                     29,891
                                                -------------
                                                      107,551
                                                -------------
            COMMUNICATIONS EQUIPMENT--1.3%
    2,791   ADC Telecommunications, Inc. (a)           52,165
      564   Motorola, Inc.                              9,582
      927   Tellabs, Inc. (a)                          10,521
                                                -------------
                                                       72,268
                                                -------------
            COMPUTERS & PERIPHERALS--0.4%
      459   Hewlett-Packard Co.                        21,128
                                                -------------
            CONTAINERS & PACKAGING--1.1%
      925   Bemis Co., Inc.                            27,260
      989   Sealed Air Corp.                           26,950
      162   Temple-Inland, Inc.                         9,417
                                                -------------
                                                       63,627
                                                -------------
            DISTRIBUTORS--0.3%
      413   Genuine Parts Co.                          19,651
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                --1.7%
      628   Bank of America Corp.                      29,780
      746   CIT Group, Inc.                            30,721
      195   Citigroup, Inc.                             9,081
      634   JPMorgan Chase & Co.                       27,902
                                                -------------
                                                       97,484
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--2.4%
      493   AT&T, Inc.                                 19,306
    1,043   CenturyTel, Inc.                           47,842
    1,340   Citizens Communications Co.                19,336
      158   Embarq Corp.                                9,763
      746   Verizon Communications, Inc.               31,795
      676   Windstream Corp.                            9,302
                                                -------------
                                                      137,344
                                                -------------
            ELECTRIC UTILITIES--5.2%
      682   American Electric Power Co., Inc.          29,660
    2,795   Duke Energy Corp.                          47,599
      191   Entergy Corp.                              19,092
      632   FirstEnergy Corp.                          38,394
      361   FPL Group, Inc.                            20,841


Page 70               See Notes to Financial Statements

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
    1,284   Pinnacle West Capital Corp.         $      48,124
      213   PPL Corp.                                  10,041
    1,123   Progress Energy, Inc.                      49,030
      895   Southern Co.                               30,108
                                                -------------
                                                      292,889
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--1.2%
    1,705   Molex, Inc.                                48,320
    5,561   Solectron Corp. (a)                        20,909
                                                -------------
                                                       69,229
                                                -------------
            ENERGY EQUIPMENT & SERVICES
                 --3.1%
      487   Baker Hughes, Inc.                         38,497
      838   ENSCO International, Inc.                  51,177
      890   Halliburton Co.                            32,058
    1,249   Rowan Cos., Inc.                           52,695
                                                -------------
                                                      174,427
                                                -------------
            FOOD & STAPLES RETAILING--1.8%
      728   Kroger (The) Co.                           18,899
    1,203   Safeway, Inc.                              38,340
      884   SUPERVALU, Inc.                            36,836
      261   Whole Foods Market, Inc.                    9,667
                                                -------------
                                                      103,742
                                                -------------
            FOOD PRODUCTS--1.9%
    1,546   Archer-Daniels-Midland Co.                 51,946
    1,284   Dean Foods Co. (a)                         36,941
      171   General Mills, Inc.                         9,511
      283   Kraft Foods, Inc., Class A                  9,268
                                                -------------
                                                      107,666
                                                -------------
            GAS UTILITIES--0.7%
      954   Nicor, Inc.                                37,597
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--0.9%
      202   Aetna, Inc.                                 9,710
      167   McKesson Corp.                              9,646
      385   WellPoint, Inc. (a)                        28,921
                                                -------------
                                                       48,277
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --1.3%
      839   Carnival Corp.                             37,176
      457   Starwood Hotels & Resorts
                 Worldwide, Inc.                       28,773
      275   Wyndham Worldwide Corp.                     9,254
                                                -------------
                                                       75,203
                                                -------------

            HOUSEHOLD DURABLES--3.5%
      249   Fortune Brands, Inc.                $      20,244
    1,299   KB Home                                    41,321
    2,320   Leggett & Platt, Inc.                      48,095
      840   Lennar Corp., Class A                      25,754
      912   Pulte Homes, Inc.                          17,638
      337   Stanley Works (The)                        18,646
      276   Whirlpool Corp.                            28,182
                                                -------------
                                                      199,880
                                                -------------
            HOUSEHOLD PRODUCTS--0.4%
      306   Kimberly-Clark Corp.                       20,585
                                                -------------
            INDUSTRIAL CONGLOMERATES--1.6%
      353   3M Co.                                     31,389
    1,211   Tyco International Ltd.                    57,268
                                                -------------
                                                       88,657
                                                -------------
            INSURANCE--8.9%
      818   ACE Ltd.                                   47,215
      666   Allstate (The) Corp.                       35,398
      521   Assurant, Inc.                             26,425
      945   Chubb (The) Corp.                          47,637
      708   Cincinnati Financial Corp.                 27,754
      595   Genworth Financial, Inc., Class A          18,159
      311   Hartford Financial Services Group
                 (The), Inc.                           28,572
      140   Lincoln National Corp.                      8,445
      802   Loews Corp.                                38,015
      323   Marsh & McLennan Cos., Inc.                 8,899
      658   MBIA, Inc.                                 36,914
      102   Prudential Financial, Inc.                  9,040
      822   SAFECO Corp.                               48,061
      305   Torchmark Corp.                            18,770
      956   Travelers (The) Cos., Inc.                 48,545
      383   Unum Group                                  9,307
      607   XL Capital Ltd., Class A                   47,261
                                                -------------
                                                      504,417
                                                -------------
            INTERNET SOFTWARE & SERVICES
                 --0.5%
      967   VeriSign, Inc. (a)                         28,710
                                                -------------
            IT SERVICES--1.8%
      692   Computer Sciences Corp. (a)                38,531
    1,688   Convergys Corp. (a)                        32,156
    1,107   Electronic Data Systems Corp.              29,878
                                                -------------
                                                      100,565
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --1.4%
    1,568   Brunswick Corp.                            43,842
      652   Hasbro, Inc.                               18,269
      809   Mattel, Inc.                               18,534
                                                -------------
                                                       80,645
                                                -------------


               See Notes to Financial Statements                        Page 71

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES
                 --0.2%
      383   PerkinElmer, Inc.                   $      10,659
                                                -------------
            MACHINERY--3.5%
      303   Cummins, Inc.                              35,966
      401   Dover Corp.                                20,451
      220   Eaton Corp.                                21,380
      566   Illinois Tool Works, Inc.                  31,158
      373   Ingersoll-Rand Co., Ltd., Class A          18,769
      235   PACCAR, Inc.                               19,228
      523   Parker Hannifin Corp.                      51,610
                                                -------------
                                                      198,562
                                                -------------
            MEDIA--4.4%
      921   CBS Corp., Class B                         29,214
    1,328   DIRECTV Group (The), Inc. (a)              29,760
      448   E.W. Scripps (The) Co., Class A            18,355
      931   Gannett Co., Inc.                          46,457
      471   News Corp., Class A                         9,948
    1,945   Time Warner, Inc.                          37,461
    1,392   Tribune Co.                                38,920
    1,199   Walt Disney (The) Co.                      39,567
                                                -------------
                                                      249,682
                                                -------------
            METALS & MINING--2.1%
    1,010   Alcoa, Inc.                                38,582
      371   Freeport-McMoRan Copper &
                 Gold, Inc.                            34,867
      471   United States Steel Corp.                  46,294
                                                -------------
                                                      119,743
                                                -------------
            MULTILINE RETAIL--2.5%
    1,424   Dillard's, Inc., Class A                   42,564
      424   J. C. Penney Co., Inc.                     28,849
    1,029   Macy's, Inc.                               37,116
      241   Sears Holdings Corp. (a)                   32,966
                                                -------------
                                                      141,495
                                                -------------
            MULTI-UTILITIES--8.4%
      835   Ameren Corp.                               40,063
    1,176   CenterPoint Energy, Inc.                   19,380
    1,189   CMS Energy Corp.                           19,214
    1,133   Consolidated Edison, Inc.                  49,489
      237   Dominion Resources, Inc.                   19,960
    1,061   DTE Energy Co.                             49,209
      605   Integrys Energy Group, Inc.                29,941
      975   KeySpan Corp.                              40,511
    2,470   NiSource, Inc.                             47,103
      904   PG&E Corp.                                 38,700
      691   Sempra Energy                              36,430
    2,382   TECO Energy, Inc.                          38,445
    2,499   Xcel Energy, Inc.                          50,731
                                                -------------
                                                      479,176
                                                -------------


            OFFICE ELECTRONICS--0.7%
    2,214   Xerox Corp. (a)                     $      38,656
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --5.3%
      607   Chevron Corp.                              51,753
      652   ConocoPhillips                             52,707
      868   Hess Corp.                                 53,121
      853   Marathon Oil Corp.                         47,086
      884   Occidental Petroleum Corp.                 50,140
      692   Valero Energy Corp.                        46,371
                                                -------------
                                                      301,178
                                                -------------
            PAPER & FOREST PRODUCTS--1.5%
    1,310   International Paper Co.                    48,562
      283   MeadWestvaco Corp.                          9,209
      389   Weyerhaeuser Co.                           27,712
                                                -------------
                                                       85,483
                                                -------------
            PHARMACEUTICALS--1.4%
    2,500   King Pharmaceuticals, Inc. (a)             42,525
    1,600   Pfizer, Inc.                               37,616
                                                -------------
                                                       80,141
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --0.8%
      501   Boston Properties, Inc.                    47,339
                                                -------------
            ROAD & RAIL--3.5%
      361   Burlington Northern Santa Fe Corp.         29,653
      908   CSX Corp.                                  43,048
      778   Norfolk Southern Corp.                     41,841
      951   Ryder System, Inc.                         51,706
      267   Union Pacific Corp.                        31,810
                                                -------------
                                                      198,058
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.1%
      265   Analog Devices, Inc.                        9,394
    1,544   Applied Materials, Inc.                    34,030
      861   Intel Corp.                                20,337
    5,450   LSI Corp. (a)                              39,240
      299   Maxim Integrated Products, Inc.             9,478
    4,083   Micron Technology, Inc. (a)                48,465
    1,803   Novellus Systems, Inc. (a)                 51,422
    1,164   Teradyne, Inc. (a)                         18,263
                                                -------------
                                                      230,629
                                                -------------
            SPECIALTY RETAIL--2.7%
    1,823   AutoNation, Inc. (a)                       35,512
    1,071   Gap (The), Inc.                            18,421
      746   Limited Brands, Inc.                       18,016
    1,013   Office Depot, Inc. (a)                     25,284
    1,041   OfficeMax, Inc.                            34,228
      308   Sherwin-Williams (The) Co.                 21,465
                                                -------------
                                                      152,926
                                                -------------


Page 72               See Notes to Financial Statements

First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE
                 --0.9%
      900   MGIC Investment Corp.               $      34,794
      480   Washington Mutual, Inc.                    18,014
                                                -------------
                                                       52,808
                                                -------------
            TOBACCO--0.3%
      142   Altria Group, Inc.                          9,439
      153   Reynolds American, Inc.                     9,359
                                                -------------
                                                       18,798
                                                -------------
            WIRELESS TELECOMMUNICATION
                 SERVICES--1.2%
      455   ALLTEL Corp.                               30,007
    1,976   Sprint Nextel Corp.                        40,568
                                                -------------
                                                       70,575
                                                -------------


            TOTAL INVESTMENTS)--100.0%
            (Cost $6,202,618)                       5,671,104
            NET OTHER ASSETS AND
                 LIABILITIES--(0.0%)                   (1,862)
                                                -------------
            NET ASSETS--100.0%                  $   5,669,242
                                                =============

(a) Non-income producing security.


               See Notes to Financial Statements                        Page 73

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007

   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK--100.0%
            AEROSPACE & DEFENSE--4.5%
      468   Boeing (The) Co.                    $      48,405
      431   General Dynamics Corp.                     33,859
      594   L-3 Communications Holdings, Inc.          57,951
      477   Precision Castparts Corp.                  65,377
      318   Rockwell Collins, Inc.                     21,847
      476   United Technologies Corp.                  34,734
                                                -------------
                                                      262,173
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
      642   C.H. Robinson Worldwide, Inc.              31,233
                                                -------------
            BEVERAGES--0.7%
      154   Brown-Forman Corp., Class B                10,232
      215   Coca-Cola (The) Co.                        11,204
      668   Pepsi Bottling Group (The), Inc.           22,351
                                                -------------
                                                       43,787
                                                -------------
            BIOTECHNOLOGY--1.6%
      420   Biogen Idec, Inc. (a)                      23,747
      392   Celgene Corp. (a)                          23,740
      175   Genzyme Corp. (a)                          11,037
      870   Gilead Sciences, Inc. (a)                  32,390
                                                -------------
                                                       90,914
                                                -------------
            BUILDING PRODUCTS--0.9%
      981   American Standard Cos., Inc.               53,023
                                                -------------
            CAPITAL MARKETS--5.7%
      708   Ameriprise Financial, Inc.                 42,671
      548   Charles Schwab (The) Corp.                 11,031
      293   Federated Investors, Inc., Class B         10,551
      340   Franklin Resources, Inc.                   43,306
      265   Goldman Sachs Group (The), Inc.            49,910
    1,616   Janus Capital Group, Inc.                  48,577
      604   Lehman Brothers Holdings, Inc.             37,448
      350   Northern Trust Corp.                       21,861
      329   State Street Corp.                         22,053
      867   T. Rowe Price Group, Inc.                  45,197
                                                -------------
                                                      332,605
                                                -------------
            CHEMICALS--2.5%
      647   International Flavors &
                 Fragrances, Inc.                      32,421
      856   Monsanto Co.                               55,169
      625   Praxair, Inc.                              47,888
      264   Sigma-Aldrich Corp.                        11,964
                                                -------------
                                                      147,442
                                                -------------
            COMMERCIAL BANKS--1.3%
      912   Commerce Bancorp, Inc.                     30,506
      489   Compass Bancshares, Inc.                   33,879
      366   Synovus Financial Corp.                    10,233
                                                -------------
                                                       74,618
                                                -------------

            COMMERCIAL SERVICES &
                 SUPPLIES--0.7%
      285   Cintas Corp., Class A               $      10,420
      760   Equifax, Inc.                              30,749
                                                -------------
                                                       41,169
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --3.8%
    3,435   Avaya, Inc. (a)                            56,815
    1,245   Ciena Corp. (a)                            45,480
    1,211   Cisco Systems, Inc. (a)                    35,010
      880   Corning, Inc. (a)                          20,979
    1,787   Juniper Networks, Inc. (a)                 53,539
      259   QUALCOMM, Inc.                             10,787
                                                -------------
                                                      222,610
                                                -------------
            COMPUTERS & PERIPHERALS--5.0%
      474   Apple, Inc. (a)                            62,454
    1,576   Dell, Inc. (a)                             44,081
    3,196   EMC Corp. (a)                              59,158
      321   International Business Machines Corp.      35,519
      856   NCR Corp. (a)                              44,700
      689   SanDisk Corp. (a)                          36,951
    2,138   Sun Microsystems, Inc. (a)                 10,904
                                                -------------
                                                      293,767
                                                -------------
            CONSTRUCTION & ENGINEERING--1.0%
      519   Fluor Corp.                                59,950
                                                -------------
            CONSTRUCTION MATERIALS--0.3%
      196   Vulcan Materials Co.                       18,761
                                                -------------
            CONSUMER FINANCE--1.2%
      368   American Express Co.                       21,543
      143   Capital One Financial Corp.                10,119
      781   SLM Corp. (a)                              38,401
                                                -------------
                                                       70,063
                                                -------------
            CONTAINERS & PACKAGING--1.0%
    1,088   Ball Corp.                                 55,782
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.7%
      577   Apollo Group, Inc., Class A (a)            34,106
      481   H&R Block, Inc.                             9,596
                                                -------------
                                                       43,702
                                                -------------
            ELECTRIC UTILITIES--1.3%
      217   Allegheny Energy, Inc. (a)                 11,334
      802   Edison International$                      42,417
      310   Exelon Corp.                               21,747
                                                -------------
                                                       75,498
                                                -------------
            ELECTRICAL EQUIPMENT--1.9%
    1,013   Cooper Industries Ltd., Class A            53,608
      721   Emerson Electric Co.                       33,937


Page 74               See Notes to Financial Statements

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

           COMMON STOCK (CONTINUED)
            ELECTRICAL EQUIPMENT (CONTINUED)
      324   Rockwell Automation, Inc.           $      22,677
                                                -------------
                                                      110,222
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--0.9%
      293   Agilent Technologies, Inc. (a)             11,178
      510   Jabil Circuit, Inc.                        11,490
    1,000   Tektronix, Inc.                            32,850
                                                -------------
                                                       55,518
                                                -------------
            ENERGY EQUIPMENT & SERVICES--6.8%
    1,011   Nabors Industries Ltd. (a)                 29,562
      555   National Oilwell Varco, Inc. (a)           66,661
      593   Noble Corp.                                60,759
      681   Schlumberger Ltd.                          64,504
      986   Smith International, Inc.                  60,550
      546   Transocean, Inc. (a)                       58,668
    1,047   Weatherford International Ltd. (a)         57,931
                                                -------------
                                                      398,635
                                                -------------
            FOOD & STAPLES RETAILING--1.1%
    1,234   CVS Caremark Corp.                         43,424
      468   Wal-Mart Stores, Inc.                      21,505
                                                -------------
                                                       64,929
                                                -------------
            FOOD PRODUCTS--0.4%
      407   Wm. Wrigley Jr. Co.                        23,476
                                                -------------
            GAS UTILITIES--0.6%
      638   Questar Corp.                              32,851
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--2.1%
      599   Baxter International, Inc.                 31,507
      492   Biomet, Inc. (a)                           22,401
      813   St. Jude Medical, Inc. (a)                 35,073
      357   Stryker Corp.                              22,288
      132   Zimmer Holdings, Inc. (a)                  10,264
                                                -------------
                                                      121,533
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--5.5%
      478   Cardinal Health, Inc.                      31,419
      861   CIGNA Corp.                                44,462
      585   Coventry Health Care, Inc. (a)             32,649
    1,157   Express Scripts, Inc. (a)                  58,000
      739   Humana, Inc. (a)                           47,363
      287   Laboratory Corp. of America
                 Holdings (a)                          21,195
      886   Manor Care, Inc.                           56,128
      302   Patterson Cos., Inc. (a)                   10,833
      440   UnitedHealth Group, Inc.                   21,309
                                                -------------
                                                      323,358
                                                -------------

            HEALTH CARE TECHNOLOGY--0.5%
    1,050   IMS Health, Inc.                    $      29,537
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --2.4%
      256   Darden Restaurants, Inc.                   10,898
      264   Harrah's Entertainment, Inc.               22,358
      672   Hilton Hotels Corp.                        29,709
      886   McDonald's Corp.                           42,413
    1,031   Yum! Brands, Inc.                          33,033
                                                -------------
                                                      138,411
                                                -------------
            HOUSEHOLD DURABLES--1.0%
      127   Black & Decker (The) Corp.                 10,994
      385   Harman International Industries, Inc.      44,660
                                                -------------
                                                       55,654
                                                -------------
            INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS--1.1%
    1,028   AES (The) Corp. (a)                        20,200
      516   Constellation Energy Group                 43,241
                                                -------------
                                                       63,441
                                                -------------
            INDUSTRIAL CONGLOMERATES--0.2%
      294   General Electric Co.                       11,395
                                                -------------
            INSURANCE--0.9%
      219   AFLAC, Inc.                                11,414
      161   American International Group, Inc.         10,333
      523   MetLife, Inc.                              31,495
                                                -------------
                                                       53,242
                                                -------------
            INTERNET & CATALOG RETAIL--1.1%
      845   Amazon.com, Inc. (a)                       66,366
                                                -------------
            INTERNET SOFTWARE & SERVICES--0.8%
       86   Google, Inc., Class A (a)                  43,860
                                                -------------
            IT SERVICES--2.1%
      397   Affiliated Computer Services,
                 Inc., Class A (a)                     21,303
    1,066   Fidelity National Information
                 Services, Inc.                        52,906
      688   First Data Corp.                           21,872
      594   Fiserv, Inc. (a)                           29,355
                                                -------------
                                                      125,436
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES
                 --1.9%
      449   Millipore Corp. (a)                        35,296
      870   Thermo Fisher Scientific, Inc. (a)         45,422
      568   Waters Corp. (a)                           33,092
                                                -------------
                                                      113,810
                                                -------------
            MACHINERY--5.0%
      575   Caterpillar, Inc.                          45,310
      298   Danaher Corp.                              22,255


               See Notes to Financial Statements                        Page 75

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK (CONTINUED)
            MACHINERY (CONTINUED)
      479   Deere & Co.                         $      57,681
      847   ITT Corp.                                  53,259
    1,258   Pall Corp.                                 52,232
      711   Terex Corp. (a)                            61,324
                                                -------------
                                                      292,061
                                                -------------
            MEDIA--2.0%
      595   Clear Channel Communications, Inc.         21,956
    1,200   Comcast Corp., Class A (a)                 31,523
      165   McGraw-Hill (The) Cos., Inc.                9,983
      548   Meredith Corp.                             30,957
      213   Omnicom Group, Inc.                        11,048
      270   Viacom, Inc., Class B (a)                  10,341
                                                -------------
                                                      115,808
                                                -------------
            METALS & MINING--0.9%
      429   Allegheny Technologies, Inc.               45,015
      192   Nucor Corp.                                 9,638
                                                -------------
                                                       54,653
                                                -------------
            MULTILINE RETAIL--3.0%
    1,529   Big Lots, Inc. (a)                         39,540
    1,685   Family Dollar Stores, Inc.                 49,909
      317   Kohl's Corp. (a)                           19,274
      440   Nordstrom, Inc.                            20,935
      707   Target Corp.                               42,823
                                                -------------
                                                      172,481
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --6.5%
      865   Anadarko Petroleum Corp.                   43,535
      414   Apache Corp.                               33,468
    1,300   Chesapeake Energy Corp.                    44,252
      244   CONSOL Energy, Inc.                        10,163
      287   Devon Energy Corp.                         21,413
      402   Exxon Mobil Corp.                          34,222
      757   Murphy Oil Corp.                           46,964
      465   Peabody Energy Corp.                       19,651
      726   Sunoco, Inc.                               48,440
    1,067   Williams (The) Cos., Inc.                  34,411
      749   XTO Energy, Inc.                           40,843
                                                -------------
                                                      377,362
                                                -------------
            PERSONAL PRODUCTS--0.4%
      306   Avon Products, Inc.                        11,019
      247   Estee Lauder (The) Cos., Inc.,
                 Class A                               11,120
                                                -------------
                                                       22,139
                                                -------------
            PHARMACEUTICALS--2.5%
      224   Barr Pharmaceuticals, Inc. (a)             11,473
    1,900   Schering-Plough Corp.                      54,226
    1,778   Watson Pharmaceuticals, Inc. (a)           54,087


            PHARMACEUTICALS (CONTINUED)
      588   Wyeth                               $      28,530
                                                -------------
                                                      148,316
                                                -------------
            REAL ESTATE MANAGEMENT &
                 DEVELOPMENT--0.7%
    1,233   CB Richard Ellis Group, Inc.,
                 Class A (a)                           43,056
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.9%
    1,525   Altera Corp.                               35,380
      614   KLA-Tencor Corp.                           34,869
      311   Linear Technology Corp.                    11,087
      736   MEMC Electronic Materials, Inc. (a)        45,132
      796   National Semiconductor Corp.               20,688
    1,400   NVIDIA Corp. (a)                           64,064
    2,910   PMC-Sierra, Inc. (a)                       22,174
    1,195   Texas Instruments, Inc.                    42,052
      420   Xilinx, Inc.                               10,500
                                                -------------
                                                      285,946
                                                -------------
            SOFTWARE--2.6%
      956   Autodesk, Inc. (a)                         40,506
      435   CA, Inc.                                   10,910
      334   Citrix Systems, Inc. (a)                   12,081
      382   Microsoft Corp.                            11,074
    2,282   Oracle Corp. (a)                           43,631
    1,670   Symantec Corp. (a)                         32,064
                                                -------------
                                                      150,266
                                                -------------
            SPECIALTY RETAIL--3.5%
      308   Abercrombie & Fitch Co., Class A           21,529
      329   AutoZone, Inc. (a)                         41,720
      572   Home Depot (The), Inc.                     21,261
    1,745   RadioShack Corp.                           43,852
    1,090   Tiffany & Co.                              52,593
      818   TJX (The) Cos., Inc.                       22,700
                                                -------------
                                                      203,655
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--2.6%
      475   Coach, Inc. (a)                            21,594
      772   NIKE, Inc., Class B                        43,579
      590   Polo Ralph Lauren Corp.                    52,716
      368   VF Corp.                                   31,571
                                                -------------
                                                      149,460
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --0.5%
      619   Countrywide Financial Corp.                17,437
      185   Freddie Mac                                10,595
                                                -------------
                                                       28,032
                                                -------------

Page 76               See Notes to Financial Statements

First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCK (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
                 --0.9%
      622   W.W. Grainger, Inc.                 $      54,338
                                                -------------


            TOTAL INVESTMENTS--100.0%
            (Cost $6,078,689)                       5,846,344
            NET OTHER ASSETS AND
                 LIABILITIES--(0.0%)                   (1,786)
                                                -------------
            NET ASSETS--100.0%                  $   5,844,558
                                                =============


(a) Non-income producing security.

               See Notes to Financial Statements                        Page 77

First Trust Multi Cap Value AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS --100.2%
            AEROSPACE & DEFENSE--0.9%
       71   AAR Corp. (a)                       $       2,118
       83   Esterline Technologies Corp. (a)            3,842
       42   Goodrich Corp.                              2,642
       27   Lockheed Martin Corp.                       2,659
      132   Northrop Grumman Corp.                     10,045
       61   Triumph Group, Inc.                         4,649
                                                -------------
                                                       25,955
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
       92   FedEx Corp.                                10,189
       34   United Parcel Service, Inc., Class B        2,574
                                                -------------
                                                       12,763
                                                -------------
            AIRLINES--0.8%
      278   Alaska Air Group, Inc. (a)                  6,486
      286   Frontier Airlines Holdings, Inc. (a)        1,516
      484   Mesa Air Group, Inc. (a)                    3,219
      168   SkyWest, Inc.                               3,748
      516   Southwest Airlines Co.                      8,080
                                                -------------
                                                       23,049
                                                -------------
            AUTO COMPONENTS--0.8%
       45   BorgWarner, Inc.                            3,890
       22   Johnson Controls, Inc.                      2,489
      428   Modine Manufacturing Co.                   10,957
      266   Standard Motor Products, Inc.               3,312
      108   Superior Industries International, Inc.     1,998
                                                -------------
                                                       22,646
                                                -------------
            AUTOMOBILES--0.0%
       55   Monaco Coach Corp.                            767
                                                -------------
            BEVERAGES--0.8%
      211   Constellation Brands, Inc.,
                 Class A (a)                            4,627
      111   Molson Coors Brewing Co.,
                 Class B                                9,873
      236   PepsiAmericas, Inc.                         6,530
                                                -------------
                                                       21,030
                                                -------------
            BUILDING PRODUCTS--0.3%
       28   Apogee Enterprises, Inc.                      721
      106   Gibraltar Industries, Inc.                  2,047
      108   Griffon Corp. (a)                           1,898
       69   Lennox International, Inc.                  2,643
       38   Universal Forest Products, Inc.             1,503
                                                -------------
                                                        8,812
                                                -------------
            CAPITAL MARKETS--1.0%
       73   Bear Stearns (The) Cos., Inc.               8,849
      113   E*TRADE Financial Corp. (a)                 2,093
      106   LaBranche & Co, Inc. (a)                      686
       52   Legg Mason, Inc.                            4,680


            CAPITAL MARKETS (CONTINUED)
       61   Merrill Lynch & Co., Inc.           $       4,526
       30   Morgan Stanley                              1,916
       29   Piper Jaffray Cos., Inc. (a)                1,390
      148   SWS Group, Inc.                             2,612
                                                -------------
                                                       26,752
                                                -------------
            CHEMICALS--4.4%
       66   A. Schulman, Inc.                           1,533
       64   Air Products & Chemicals, Inc.              5,528
       49   Albemarle Corp.                             1,971
       22   Arch Chemicals, Inc.                          778
       39   Ashland, Inc.                               2,381
      122   Cabot Corp.                                 4,926
      121   Cytec Industries, Inc.                      8,106
      290   Dow Chemical (The) Co.                     12,610
      101   E.I. du Pont de Nemours and Co.             4,720
      159   Eastman Chemical Co.                       10,942
       43   FMC Corp.                                   3,833
       88   Georgia Gulf Corp.                          1,425
       54   H.B. Fuller Co.                             1,492
      261   Hercules, Inc. (a)                          5,418
       60   Lubrizol (The) Corp.                        3,760
      339   Material Sciences Corp. (a)                 3,729
      369   Olin Corp.                                  7,701
       30   OM Group, Inc. (a)                          1,453
      147   Penford Corp.                               5,252
      445   PolyOne Corp. (a)                           3,346
       67   PPG Industries, Inc.                        5,110
      136   Quaker Chemical Corp.                       2,954
      141   Rohm & Haas Co.                             7,969
      305   Sensient Technologies Corp.                 7,747
      285   Tronox, Inc., Class B                       3,506
      136   Valspar (The) Corp.                         3,752
                                                -------------
                                                      121,942
                                                -------------
            COMMERCIAL BANKS--3.1%
       13   Alabama National BanCorporation               694
       57   Associated Banc-Corp.                       1,638
       61   BB&T Corp.                                  2,283
       88   Boston Private Financial Holdings, Inc.     2,243
       56   Cathay General Bancorp                      1,714
       71   Central Pacific Financial Corp.             2,003
       46   Chittenden Corp.                            1,539
       42   Comerica, Inc.                              2,212
      160   Community Bank System, Inc.                 2,878
      147   First Commonwealth Financial Corp.          1,394
       64   First Horizon National Corp.                2,030
       67   Greater Bay Bancorp                         1,801
       94   Hanmi Financial Corp.                       1,363
      226   Huntington Bancshares, Inc.                 4,339
       52   Irwin Financial Corp.                         609
      224   KeyCorp                                     7,770
       23   M&T Bank Corp.                              2,445
      308   National City Corp.                         9,051
      107   PNC Financial Services Group, Inc.          7,131

Page 78               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
       24   Prosperity Bancshares, Inc.         $         680
       49   Provident Bankshares Corp.                  1,406
       76   Regions Financial Corp.                     2,285
       35   South Financial Group (The), Inc.             755
       55   Sterling Financial Corp.                    1,249
       29   SunTrust Banks, Inc.                        2,271
       72   Susquehanna Bancshares, Inc.                1,246
       68   Umpqua Holdings Corp.                       1,293
      150   Wachovia Corp.                              7,082
       91   Webster Financial Corp.                     3,955
       71   Wells Fargo & Co.                           2,398
       26   Whitney Holding Corp.                         650
       18   Wintrust Financial Corp.                      709
       67   Zions Bancorporation                        4,995
                                                -------------
                                                       86,111
                                                -------------
            COMMERCIAL SERVICES &
                 SUPPLIES--2.8%
      155   ABM Industries, Inc.                        3,900
      572   Allied Waste Industries, Inc. (a)           7,362
      190   Angelica Corp.                              4,148
       38   Avery Dennison Corp.                        2,331
      164   Bowne & Co., Inc.                           2,844
       30   Brink's (The) Co.                           1,835
       24   CDI Corp.                                     679
       46   Consolidated Graphics, Inc. (a)             3,032
      101   G&K Services, Inc., Class A                 3,763
       59   Herman Miller, Inc.                         1,801
       46   HNI Corp.                                   1,878
      282   Kelly Services, Inc., Class A               7,008
      313   Navigant Consulting, Inc. (a)               4,930
       73   On Assignment, Inc. (a)                       732
      177   R.R. Donnelley & Sons Co.                   7,479
       61   Republic Services, Inc.                     1,949
       68   Robert Half International, Inc.             2,311
       45   School Specialty, Inc. (a)                  1,550
      341   Spherion Corp. (a)                          3,011
       48   United Stationers, Inc. (a)                 3,060
       76   Viad Corp.                                  2,732
      128   Volt Information Sciences, Inc. (a)         1,994
      197   Waste Management, Inc.                      7,491
                                                -------------
                                                       77,820
                                                -------------
            COMMUNICATIONS EQUIPMENT--1.1%
      699   ADC Telecommunications, Inc. (a)           13,064
       72   ADTRAN, Inc.                                1,878
       47   Bel Fuse, Inc., Class B                     1,421
       77   Black Box Corp.                             3,099
      160   Digi International, Inc. (a)                2,285
       63   Dycom Industries, Inc. (a)                  1,761
       33   Inter-Tel, Inc.                               819
      141   Motorola, Inc.                              2,396
       93   Symmetricom, Inc. (a)                         694
      232   Tellabs, Inc. (a)                           2,633


            COMMUNICATIONS EQUIPMENT
                 (CONTINUED)
       74   Tollgrade Communications, Inc. (a)  $         764
                                                -------------
                                                       30,814
                                                -------------
            COMPUTERS & PERIPHERALS--0.7%
      618   Adaptec, Inc. (a)                           2,163
      115   Hewlett-Packard Co.                         5,293
      213   Hutchinson Technology, Inc. (a)             4,273
      210   Imation Corp.                               6,569
       37   Intevac, Inc. (a)                             601
      117   Palm, Inc. (a)                              1,746
                                                -------------
                                                       20,645
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --0.1%
       27   EMCOR Group, Inc. (a)                         969
       48   URS Corp. (a)                               2,365
                                                -------------
                                                        3,334
                                                -------------
            CONSTRUCTION MATERIALS--0.1%
       28   Florida Rock Industries, Inc.               1,778
       30   Texas Industries, Inc.                      2,365
                                                -------------
                                                        4,143
                                                -------------
            CONSUMER FINANCE--0.2%
      219   AmeriCredit Corp. (a)                       4,454
       40   Cash America International, Inc.            1,465
                                                -------------
                                                        5,919
                                                -------------
            CONTAINERS & PACKAGING--1.3%
       90   AptarGroup, Inc.                            3,276
      232   Bemis Co., Inc.                             6,837
      187   Chesapeake Corp.                            2,085
       35   Myers Industries, Inc.                        749
      229   Packaging Corp of America                   5,844
      126   Rock-Tenn Co., Class A                      3,871
      248   Sealed Air Corp.                            6,758
       90   Sonoco Products Co.                         3,300
       41   Temple-Inland, Inc.                         2,383
                                                -------------
                                                       35,103
                                                -------------
            DISTRIBUTORS--0.3%
       60   Audiovox Corp., Class A (a)                   607
      226   Building Materials Holding Corp.            3,139
      103   Genuine Parts Co.                           4,901
                                                -------------
                                                        8,647
                                                -------------
            DIVERSIFIED CONSUMER SERVICES
                 --0.3%
       11   CPI Corp.                                     646
      202   Regis Corp.                                 7,042
                                                -------------
                                                        7,688
                                                -------------

               See Notes to Financial Statements                        Page 79

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED FINANCIAL SERVICES
                 --0.9%
      157   Bank of America Corp.               $       7,445
      187   CIT Group, Inc.                             7,700
       49   Citigroup, Inc.                             2,282
       26   Financial Federal Corp.                       737
      159   JPMorgan Chase & Co.                        6,998
                                                -------------
                                                       25,162
                                                -------------
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--1.3%
      124   AT&T, Inc.                                  4,856
      250   CenturyTel, Inc.                           11,468
      336   Citizens Communications Co.                 4,848
      105   CT Communications, Inc.                     3,218
       39   Embarq Corp.                                2,410
      187   Verizon Communications, Inc.                7,970
      169   Windstream Corp.                            2,325
                                                -------------
                                                       37,095
                                                -------------
            ELECTRIC UTILITIES--5.0%
       34   ALLETE, Inc.                                1,491
      171   American Electric Power Co., Inc.           7,437
      106   Central Vermont Public Service
                 Corp.                                  3,604
      131   Cleco Corp.                                 3,111
      701   Duke Energy Corp.                          11,938
      163   El Paso Electric Co. (a)                    3,793
       48   Entergy Corp.                               4,798
      158   FirstEnergy Corp.                           9,599
       90   FPL Group, Inc.                             5,196
      266   Great Plains Energy, Inc.                   7,384
      163   Hawaiian Electric Industries, Inc.          3,718
      302   IDACORP, Inc.                               9,350
      205   Northeast Utilities                         5,605
      206   Pepco Holdings, Inc.                        5,576
      322   Pinnacle West Capital Corp.                12,069
       53   PPL Corp.                                   2,498
      281   Progress Energy, Inc.                      12,268
      441   Sierra Pacific Resources (a)                7,007
      224   Southern Co.                                7,535
       97   UIL Holdings Corp.                          2,869
       97   Unisource Energy Corp.                      2,952
      399   Westar Energy, Inc.                         9,185
                                                -------------
                                                      138,983
                                                -------------
            ELECTRICAL EQUIPMENT--0.4%
       59   A.O. Smith Corp.                            2,864
       16   Baldor Electric Co.                           730
       14   Belden, Inc.                                  767
       71   Hubbell, Inc., Class B                      4,093
       51   Regal-Beloit Corp.                          2,587
                                                -------------
                                                       11,041
                                                -------------


            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--2.7%
       71   Agilysys, Inc.                      $       1,364
       43   Anixter International, Inc. (a)             3,554
      252   Arrow Electronics, Inc. (a)                 9,631
       98   Avnet, Inc. (a)                             3,712
      245   Bell Microproducts, Inc. (a)                1,539
      104   Benchmark Electronics, Inc. (a)             2,309
       52   Coherent, Inc. (a)                          1,505
      186   CTS Corp.                                   2,370
       38   Electro Scientific Industries, Inc. (a)       834
       67   Gerber Scientific, Inc. (a)                   695
      267   Ingram Micro, Inc. Class A (a)              5,353
      104   Insight Enterprises, Inc. (a)               2,346
      549   KEMET Corp. (a)                             3,865
      204   Methode Electronics, Inc.                   3,299
      427   Molex, Inc.                                12,102
      152   Newport Corp. (a)                           1,987
       83   Park Electrochemical Corp.                  2,461
       34   Plexus Corp. (a)                              825
       21   Rogers Corp. (a)                              759
    1,394   Solectron Corp. (a)                         5,241
      612   Vishay Intertechnology, Inc. (a)            9,492
                                                -------------
                                                       75,243
                                                -------------
            ENERGY EQUIPMENT & SERVICES
                 --2.6%
      122   Baker Hughes, Inc.                          9,644
       81   Bristow Group, Inc. (a)                     3,842
      210   ENSCO International, Inc.                  12,825
      223   Halliburton Co.                             8,032
      162   Hanover Compressor Co. (a)                  3,860
      273   Helmerich & Payne, Inc.                     8,837
      313   Rowan Cos., Inc.                           13,206
       43   SEACOR Holdings, Inc. (a)                   3,750
      137   Tidewater, Inc.                             9,374
                                                -------------
                                                       73,370
                                                -------------
            FOOD & STAPLES RETAILING--1.7%
      107   BJ's Wholesale Club, Inc. (a)               3,634
       59   Casey's General Stores, Inc.                1,471
       95   Great Atlantic & Pacific Tea
                 The) Co. (a)                           2,769
      182   Kroger (The) Co.                            4,725
       30   Longs Drug Stores Corp.                     1,451
       32   Nash Finch Co.                              1,289
       49   Performance Food Group Co. (a)              1,404
      257   Ruddick Corp.                               7,145
      301   Safeway, Inc.                               9,592
       49   Spartan Stores, Inc.                        1,434
      221   SUPERVALU, Inc.                             9,209
       65   Whole Foods Market, Inc.                    2,408
                                                -------------
                                                       46,531
                                                -------------
            FOOD PRODUCTS--1.9%
      387   Archer-Daniels-Midland Co.                 13,004


Page 80               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
      322   Dean Foods Co. (a)                  $       9,264
       24   Flowers Foods, Inc.                           492
       43   General Mills, Inc.                         2,392
       29   Hain Celestial Group (The), Inc. (a)          786
      155   Hormel Foods Corp.                          5,335
       42   J & J Snack Foods Corp.                     1,447
       29   J.M. Smucker (The) Co.                      1,618
       71   Kraft Foods, Inc., Class A                  2,325
       92   Lancaster Colony Corp.                      3,562
       30   Ralcorp Holdings, Inc. (a)                  1,559
      189   Smithfield Foods, Inc. (a)                  5,870
       68   Tootsie Roll Industries, Inc.               1,702
      120   TreeHouse Foods, Inc. (a)                   2,689
                                                -------------
                                                       52,045
                                                -------------
            GAS UTILITIES--2.1%
      143   AGL Resources, Inc.                         5,391
      133   Atmos Energy Corp.                          3,733
       58   Energen Corp.                               3,069
       74   Laclede Group (The), Inc.                   2,187
       43   National Fuel Gas Co.                       1,864
       46   New Jersey Resources Corp.                  2,162
      239   Nicor, Inc.                                 9,420
       87   Northwest Natural Gas Co.                   3,625
       77   ONEOK, Inc.                                 3,908
       95   Piedmont Natural Gas Co.                    2,203
       90   South Jersey Industries, Inc.               2,949
       98   Southern Union Co.                          3,026
      118   Southwest Gas Corp.                         3,667
      117   UGI Corp.                                   3,020
      237   WGL Holdings, Inc.                          7,096
                                                -------------
                                                       57,320
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--0.5%
       54   Advanced Medical Optics, Inc. (a)           1,632
       11   Analogic Corp.                                730
       55   CONMED Corp. (a)                            1,535
       61   Datascope Corp.                             2,099
      444   Osteotech, Inc. (a)                         3,183
       49   Symmetry Medical, Inc. (a)                    732
      959   Theragenics Corp. (a)                       3,788
                                                -------------
                                                       13,699
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--1.4%
       51   Aetna, Inc.                                 2,452
       67   AMERIGROUP Corp. (a)                        1,855
      117   Gentiva Health Services, Inc. (a)           2,336
      315   Kindred Healthcare, Inc. (a)                8,435
      200   LifePoint Hospitals, Inc. (a)               5,910
       78   Matria Healthcare, Inc. (a)                 2,015
       42   McKesson Corp.                              2,426
       52   Omnicare, Inc.                              1,724


            HEALTH CARE PROVIDERS &
                 SERVICES (CONTINUED)
       22   Owens & Minor, Inc.                $          846
      165   RehabCare Group, Inc. (a)                   2,338
      111   Res-Care, Inc. (a)                          2,157
       96   WellPoint, Inc. (a)                         7,212
                                                -------------
                                                       39,706
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --1.5%
      210   Bob Evans Farms, Inc.                       6,815
       74   California Pizza Kitchen, Inc. (a)          1,405
      210   Carnival Corp.                              9,304
       44   CBRL Group, Inc.                            1,691
       39   CKE Restaurants, Inc.                         674
      106   Landry's Restaurants, Inc.                  2,808
       67   Marcus (The) Corp.                          1,319
      198   O'Charley's, Inc.                           3,511
       28   Pinnacle Entertainment, Inc. (a)              742
       60   RARE Hospitality International,
                 Inc. (a)                               1,606
      115   Starwood Hotels & Resorts
                 Worldwide, Inc.                        7,240
      240   Steak n Shake (The) Co. (a)                 3,600
       69   Wyndham Worldwide Corp. (a)                 2,322
                                                -------------
                                                       43,037
                                                -------------
            HOUSEHOLD DURABLES--2.5%
       66   American Greetings Corp., Class A           1,632
      314   Beazer Homes USA, Inc.                      4,393
      163   Champion Enterprises, Inc. (a)              1,910
       23   Ethan Allen Interiors, Inc.                   786
       62   Fortune Brands, Inc.                        5,041
      409   Furniture Brands International, Inc.        4,507
      326   KB Home                                    10,369
      581   Leggett & Platt, Inc.                      12,043
      210   Lennar Corp., Class A                       6,439
       36   Libbey, Inc.                                  718
       60   M/I Homes, Inc.                             1,473
       38   National Presto Industries, Inc.            2,134
      228   Pulte Homes, Inc.                           4,410
       42   Russ Berrie and Co., Inc. (a)                 646
       84   Stanley Works (The)                         4,648
       65   Tupperware Brands Corp.                     1,691
       69   Whirlpool Corp.                             7,046
                                                -------------
                                                       69,886
                                                -------------
            HOUSEHOLD PRODUCTS--0.2%
      136   Central Garden & Pet Co.,
                 Class  A (a)                           1,665
       77   Kimberly-Clark Corp.                        5,179
                                                -------------
                                                        6,844
                                                -------------
            INDUSTRIAL CONGLOMERATES--1.2%
       89   3M Co.                                      7,914
       35   Sequa Corp., Class A (a)                    5,779


               See Notes to Financial Statements                        Page 81

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INDUSTRIAL CONGLOMERATES (CONTINUED)
       56   Standex International Corp.         $       1,327
      188   Tredegar Corp.                              3,452
      304   Tyco International Ltd.                    14,375
                                                -------------
                                                       32,847
                                                -------------
            INSURANCE--8.1%
      205   ACE Ltd.                                   11,833
      167   Allstate (The) Corp.                        8,876
      227   American Financial Group, Inc               6,376
      131   Assurant, Inc.                              6,644
      237   Chubb (The) Corp.                          11,947
      177   Cincinnati Financial Corp.                  6,938
      279   Commerce Group (The), Inc.                  8,016
       56   Delphi Financial Group, Inc., Class A       2,250
      408   Fidelity National Financial, Inc.,
                 Class A                                8,523
      156   First American Corp.                        7,221
      149   Genworth Financial, Inc., Class A           4,547
      119   Hanover Insurance Group, Inc.               5,223
       78   Hartford Financial Services Group
                 (The), Inc.                            7,166
      273   Horace Mann Educators Corp.                 4,868
       41   LandAmerica Financial Group, Inc.           3,140
       35   Lincoln National Corp.                      2,111
      201   Loews Corp.                                 9,527
       81   Marsh & McLennan Cos., Inc.                 2,232
      165   MBIA, Inc.                                  9,257
      105   Mercury General Corp.                       5,437
      134   Ohio Casualty Corp.                         5,817
      364   Old Republic International Corp.            6,683
      120   Presidential Life Corp.                     1,957
       57   ProAssurance Corp. (a)                      2,815
       81   Protective Life Corp.                       3,485
       26   Prudential Financial, Inc.                  2,304
       71   RLI Corp.                                   4,118
      206   SAFECO Corp.                               12,045
       77   Safety Insurance Group, Inc.                2,564
      128   SCPIE Holdings, Inc. (a)                    2,876
      119   Selective Insurance Group                   2,442
      100   Stewart Information Services Corp.          3,648
       77   Torchmark Corp.                             4,739
      240   Travelers (The) Cos., Inc.                 12,186
      113   United Fire & Casualty Co.                  3,889
      118   Unitrin, Inc.                               5,001
       96   Unum Group                                  2,333
      152   XL Capital Ltd., Class A                   11,835
       85   Zenith National Insurance Corp.             3,431
                                                -------------
                                                      226,300
                                                -------------
            INTERNET & CATALOG RETAIL--0.3%
      499   Netflix, Inc. (a)                           8,598
                                                -------------

            INTERNET SOFTWARE & SERVICES--0.3%
       34   InfoSpace, Inc.                     $         708
       97   United Online, Inc.                         1,370
      242   VeriSign, Inc. (a)                          7,185
                                                -------------
                                                        9,263
                                                -------------
            IT SERVICES--1.6%
       71   Acxiom Corp.                                1,786
       89   Authorize.Net Holdings, Inc. (a)            1,542
       96   CheckFree Corp. (a)                         3,537
      489   CIBER, Inc. (a)                             3,712
      173   Computer Sciences Corp. (a)                 9,633
      423   Convergys Corp. (a)                         8,058
      277   Electronic Data Systems Corp.               7,476
      579   MPS Group, Inc. (a)                         7,718
      218   StarTek, Inc. (a)                           2,389
                                                -------------
                                                       45,851
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --1.2%
      162   Arctic Cat, Inc.                            2,935
      393   Brunswick Corp.                            10,989
      163   Hasbro, Inc.                                4,567
      142   JAKKS Pacific, Inc. (a)                     3,367
      263   K2, Inc. (a)                                3,842
      118   MarineMax, Inc. (a)                         2,207
      203   Mattel, Inc.                                4,651
       40   RC2 Corp. (a)                               1,416
                                                -------------
                                                       33,974
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES--0.1%
       96   PerkinElmer, Inc.                           2,672
                                                -------------
            MACHINERY--3.3%
       19   Albany International Corp., Class A           712
       74   Barnes Group, Inc.                          2,309
       76   Cummins, Inc.                               9,021
      100   Dover Corp.                                 5,100
       55   Eaton Corp.                                 5,345
      244   Federal Signal Corp.                        3,282
       74   Harsco Corp.                                3,897
      142   Illinois Tool Works, Inc.                   7,817
       94   Ingersoll-Rand Co. Ltd., Class A            4,730
      118   Kennametal, Inc.                            9,046
      274   Lydall, Inc. (a)                            3,165
       93   Mueller Industries, Inc.                    3,430
       77   Nordson Corp.                               3,524
       59   PACCAR, Inc.                                4,827
      131   Parker Hannifin Corp.                      12,926
       49   Pentair, Inc.                               1,774
      107   Timken (The) Co.                            3,574
      133   Trinity Industries, Inc.                    5,085
       54   Wabash National Corp.                         686
       63   Watts Water Technologies, Inc., Class A     2,199
                                                -------------
                                                       92,449
                                                -------------

Page 82               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MARINE--0.1%
       73   Alexander & Baldwin, Inc.           $       3,958
                                                -------------
            MEDIA--3.4%
      376   Belo Corp., Class A                         6,730
      231   CBS Corp., Class B                          7,327
      333   DIRECTV Group (The), Inc. (a)               7,463
      112   E.W. Scripps (The) Co., Class A             4,589
      233   Gannett Co., Inc.                          11,627
      464   Lee Enterprises, Inc.                       8,171
      291   Media General, Inc., Class A                8,206
      118   News Corp., Class A                         2,492
      162   Scholastic Corp. (a)                        5,213
      487   Time Warner, Inc.                           9,380
      349   Tribune Co.                                 9,758
      300   Walt Disney (The) Co.                       9,900
        5   Washington Post (The) Co.                   3,954
                                                -------------
                                                       94,810
                                                -------------
            METALS & MINING--2.1%
      253   Alcoa, Inc.                                 9,665
       66   A.M. Castle & Co.                           2,179
       29   AMCOL International, Corp.                    830
       95   Brush Engineered Materials, Inc. (a)        3,598
       45   Carpenter Technology Corp.                  5,341
       43   Century Aluminum Co. (a)                    2,216
       93   Freeport-McMoRan Copper &
                 Gold, Inc.                             8,740
       66   Quanex Corp.                                2,974
      106   Ryerson, Inc.                               3,402
      118   United States Steel Corp.                  11,598
      447   Worthington Industries, Inc.                9,253
                                                -------------
                                                       59,796
                                                -------------
            MULTILINE RETAIL--1.4%
      357   Dillard's, Inc., Class A                   10,671
      239   Fred's, Inc.                                2,837
      106   J. C. Penney Co., Inc.                      7,212
      258   Macy's, Inc.                                9,306
       61   Sears Holdings Corp. (a)                    8,344
       63   Tuesday Morning Corp.                         735
                                                -------------
                                                       39,105
                                                -------------
            MULTI-UTILITIES--7.3%
      249   Alliant Energy Corp.                        9,201
      209   Ameren Corp.                               10,028
      148   Avista Corp.                                2,933
      195   Black Hills Corp.                           7,274
      295   CenterPoint Energy, Inc.                    4,862
       71   CH Energy Group, Inc.                       3,149
      298   CMS Energy Corp.                            4,816
      284   Consolidated Edison, Inc.                  12,404
       59   Dominion Resources, Inc.                    4,969
      266   DTE Energy Co.                             12,336
      297   Energy East Corp.                           7,517


            MULTI-UTILITIES (CONTINUED)
      152   Integrys Energy Group, Inc.         $       7,522
      244   KeySpan Corp.                              10,138
      276   MDU Resources Group, Inc.                   7,524
      619   NiSource, Inc.                             11,804
      179   NSTAR                                       5,630
      158   OGE Energy Corp.                            5,238
      226   PG&E Corp.                                  9,675
      279   PNM Resources, Inc.                         7,207
      400   Puget Energy, Inc.                          9,260
      202   SCANA Corp.                                 7,551
      173   Sempra Energy                               9,121
      597   TECO Energy, Inc.                           9,636
      287   Vectren Corp.                               7,166
      131   Wisconsin Energy Corp.                      5,624
      626   Xcel Energy, Inc.                          12,707
                                                -------------
                                                      205,292
                                                -------------
            OFFICE ELECTRONICS--0.4%
      555   Xerox Corp. (a)                             9,690
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --4.6%
      111   Arch Coal, Inc.                             3,318
      152   Chevron Corp.                              12,960
      246   Cimarex Energy Co.                          9,311
      163   ConocoPhillips                             13,177
      209   Encore Acquisition Co. (a)                  5,407
      229   Forest Oil Corp. (a)                        9,268
      217   Hess Corp.                                 13,280
      214   Marathon Oil Corp.                         11,813
      124   Noble Energy, Inc.                          7,581
      222   Occidental Petroleum Corp.                 12,592
      119   Overseas Shipholding Group, Inc.            9,233
      202   Plains Exploration & Production
                 Co. (a)                                8,728
      174   Valero Energy Corp.                        11,660
                                                -------------
                                                      128,328
                                                -------------
            PAPER & FOREST PRODUCTS--1.5%
      155   Bowater, Inc.                               3,041
      259   Buckeye Technologies, Inc. (a)              3,970
      138   Glatfelter                                  1,853
      328   International Paper Co.                    12,160
       99   Louisiana-Pacific Corp.                     1,833
       71   MeadWestvaco Corp.                          2,310
       78   Neenah Paper, Inc.                          3,021
      806   Pope & Talbot, Inc. (a)                     2,120
      129   Schweitzer-Mauduit International,
                 Inc.                                   2,945
      176   Wausau Paper Corp.                          1,969
       97   Weyerhaeuser Co.                            6,911
                                                -------------
                                                       42,133
                                                -------------
            PERSONAL PRODUCTS--0.2%
      245   Alberto-Culver Co.                          5,762
                                                -------------

               See Notes to Financial Statements                        Page 83

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS--0.9%
       62   Alpharma, Inc., Class A (a)         $       1,537
      627   King Pharmaceuticals, Inc. (a)             10,664
      401   Pfizer, Inc.                                9,428
      290   ViroPharma, Inc. (a)                        3,727
                                                -------------
                                                       25,356
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS
                 --1.3%
      126   Boston Properties, Inc.                    11,907
      200   Cousins Properties, Inc.                    5,142
       44   Entertainment Properties Trust              1,960
       45   Hospitality Properties Trust                1,726
      103   LTC Properties, Inc.                        2,067
      121   Medical Properties Trust, Inc.              1,355
       73   National Retail Properties, Inc.            1,581
       90   Potlatch Corp.                              3,932
      129   Rayonier, Inc.                              5,462
       79   Senior Housing Properties Trust             1,365
                                                -------------
                                                       36,497
                                                -------------
            ROAD & RAIL--3.2%
       60   Arkansas Best Corp.                         2,162
      272   Avis Budget Group, Inc. (a)                 6,982
       90   Burlington Northern Santa Fe Corp.          7,393
      193   Con-way, Inc.                               9,532
      228   CSX Corp.                                  10,809
      107   Kansas City Southern (a)                    3,693
      195   Norfolk Southern Corp.                     10,487
      238   Ryder System, Inc.                         12,940
       67   Union Pacific Corp.                         7,982
      480   Werner Enterprises, Inc.                    9,331
      263   YRC Worldwide, Inc. (a)                     8,448
                                                -------------
                                                       89,759
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.4%
      177   Advanced Energy Industries, Inc. (a)        3,135
       66   Analog Devices, Inc.                        2,340
      387   Applied Materials, Inc.                     8,529
       26   ATMI, Inc. (a)                                753
      616   Axcelis Technologies, Inc. (a)              3,419
      220   Brooks Automation, Inc. (a)                 3,865
       72   Cohu, Inc.                                  1,439
       59   Exar Corp. (a)                                834
       97   Fairchild Semiconductor
                 International, Inc. (a)                1,770
      216   Intel Corp.                                 5,102
      104   International Rectifier Corp. (a)           3,818
       60   Intersil Corp., Class A                     1,755
      151   Lam Research Corp. (a)                      8,734
    1,366   LSI Corp. (a)                               9,835
       75   Maxim Integrated Products, Inc.             2,378
      304   Micrel, Inc.                                3,146
       51   Microchip Technology, Inc.                  1,852


            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
    1,023   Micron Technology, Inc. (a)         $      12,144
      144   MKS Instruments, Inc. (a)                   3,269
      452   Novellus Systems, Inc. (a)                 12,892
      211   Pericom Semiconductor Corp. (a)             2,253
      269   Photronics, Inc. (a)                        3,771
    1,551   RF Micro Devices, Inc. (a)                 10,764
      241   Rudolph Technologies, Inc. (a)              3,772
      107   Skyworks Solutions, Inc. (a)                  847
       69   Standard Microsystems Corp. (a)             2,304
      292   Teradyne, Inc. (a)                          4,581
    1,148   TriQuint Semiconductor, Inc. (a)            5,074
                                                -------------
                                                      124,375
                                                -------------
            SOFTWARE--0.6%
      178   Advent Software, Inc. (a)                   6,769
      460   Captaris, Inc. (a)                          2,360
      142   Mentor Graphics Corp. (a)                   1,705
       59   Radiant Systems, Inc. (a)                     820
      162   Sybase, Inc. (a)                            3,843
       26   THQ, Inc. (a)                                 748
                                                -------------
                                                       16,245
                                                -------------
            SPECIALTY RETAIL--3.9%
      110   Aaron Rents, Inc.                           2,543
      219   AnnTaylor Stores Corp. (a)                  6,881
      457   AutoNation, Inc. (a)                        8,901
      151   Barnes & Noble, Inc.                        5,066
       97   Brown Shoe Co, Inc                          2,031
       88   Charlotte Russe Holding, Inc. (a)           1,564
      894   Charming Shoppes, Inc. (a)                  8,833
      351   Finish Line (The), Inc., Class A            2,373
      444   Foot Locker, Inc.                           8,241
      269   Gap (The), Inc.                             4,627
       40   Group 1 Automotive, Inc.                    1,501
      274   Haverty Furniture Cos., Inc.                3,055
      141   Jo-Ann Stores, Inc. (a)                     3,357
      187   Limited Brands, Inc.                        4,516
      126   Lithia Motors, Inc., Class A                2,594
      254   Office Depot, Inc. (a)                      6,340
      261   OfficeMax, Inc.                             8,582
      184   Payless ShoeSource, Inc. (a)                4,898
      198   Pep Boys-Manny Moe & Jack (The)             3,352
      295   Rent-A-Center, Inc. (a)                     5,726
       77   Sherwin-Williams (The) Co.                  5,366
      138   Sonic Automotive, Inc., Class A             3,781
      131   Stein Mart, Inc.                            1,410
       99   Zale Corp. (a)                              2,102
                                                -------------
                                                      107,640
                                                -------------
            TEXTILES, APPAREL & LUXURY
                 GOODS--0.6%
       69   Hanesbrands, Inc. (a)                       2,140
       28   Kellwood Co.                                  718
       95   Movado Group, Inc.                          2,683

Page 84               See Notes to Financial Statements

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY
                 GOODS (CONTINUED)
       72   Oxford Industries, Inc.             $       2,909
       55   Skechers U.S.A., Inc., Class A (a)          1,143
      116   Stride Rite (The) Corp.                     2,363
       91   UniFirst Corp.                              3,418
                                                -------------
                                                       15,374
                                                -------------
            THRIFTS & MORTGAGE FINANCE
                 --2.2%
       30   Anchor BanCorp Wisconsin, Inc                 671
       75   Astoria Financial Corp.                     1,766
      117   BankUnited Financial Corp., Class A         1,970
      136   Corus Bankshares, Inc.                      2,211
       59   Dime Community Bancshares                     660
       61   Downey Financial Corp.                      3,245
      296   First Niagara Financial Group, Inc.         3,807
       71   FirstFed Financial Corp. (a)                3,209
      266   Flagstar Bancorp, Inc.                      2,846
      297   Fremont General Corp. (a)                   1,714
      332   IndyMac Bancorp, Inc.                       7,304
       43   MAF Bancorp, Inc.                           2,258
      225   MGIC Investment Corp.                       8,698
      217   PMI Group (The), Inc.                       7,393
      179   Radian Group, Inc.                          6,034
       80   Triad Guaranty, Inc. (a)                    2,206
       77   Washington Federal, Inc.                    1,735
      120   Washington Mutual, Inc.                     4,504
                                                -------------
                                                       62,231
                                                -------------
            TOBACCO--0.2%
       36   Altria Group, Inc.                          2,393
       38   Reynolds American, Inc.                     2,324
                                                -------------
                                                        4,717
                                                -------------
            TRADING COMPANIES & DISTRIBUTORS
                 --0.6%
       27   Applied Industrial Technologies, Inc.         767
       79   GATX Corp.                                  3,583
       51   Kaman Corp.                                 1,708
      297   United Rentals, Inc. (a)                    9,546
                                                -------------
                                                       15,604
                                                -------------
            WATER UTILITIES--0.1%
       45   American States Water Co.                   1,660
                                                -------------

            WIRELESS TELECOMMUNICATION
                 SERVICES--0.9%
      112   ALLTEL Corp.                        $       7,386
      495   Sprint Nextel Corp.                        10,162
      124   Telephone and Data Systems, Inc.            8,233
                                                -------------
                                                       25,781
                                                -------------


            TOTAL INVESTMENTS--100.2%
            (Cost $3,134,218)                       2,799,969
            NET OTHER ASSETS AND
                 LIABILITIES--(0.2%)                   (4,578)
                                                -------------
            NET ASSETS--100.0%                  $   2,795,391
                                                =============

(a) Non-income producing security.


               See Notes to Financial Statements                        Page 85

First Trust Multi Cap Growth AlphaDEX(TM) Fund

Portfolio of Investments
July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS--99.4%
            AEROSPACE & DEFENSE--3.8%
      330   Alliant Techsystems, Inc. (a)       $      32,706
      354   Boeing (The) Co.                           36,614
      213   Ceradyne, Inc. (a)                         15,896
      405   Cubic Corp.                                11,150
      263   Curtiss-Wright Corp.                       11,459
      443   DRS Technologies, Inc.                     23,195
      477   EDO Corp.                                  15,765
      326   General Dynamics Corp.                     25,611
      449   L-3 Communications Holdings, Inc.          43,804
      213   Moog, Inc., Class A (a)                     9,121
      360   Precision Castparts Corp.                  49,342
      240   Rockwell Collins, Inc.                     16,488
      342   Teledyne Technologies, Inc. (a)            15,175
      360   United Technologies Corp.                  26,269
                                                -------------
                                                      332,595
                                                -------------
            AIR FREIGHT & LOGISTICS--0.5%
      486   C.H. Robinson Worldwide, Inc.              23,643
      180   Forward Air Corp.                           6,133
      447   Hub Group, Inc., Class A (a)               15,207
                                                -------------
                                                       44,983
                                                -------------
            AIRLINES--0.2%
    1,160   AirTran Holdings, Inc. (a)                 11,415
      539   JetBlue Airways Corp. (a)                   5,309
                                                -------------
                                                       16,724
                                                -------------
            AUTO COMPONENTS--0.3%
      285   Drew Industries, Inc. (a)                   9,912
      965   Gentex Corp.                               19,049
                                                -------------
                                                       28,961
                                                -------------
            AUTOMOBILES--0.1%
      141   Thor Industries, Inc.                       5,784
                                                -------------
            BEVERAGES--0.5%
      117   Brown-Forman Corp., Class B                 7,773
      162   Coca-Cola (The) Co.                         8,442
      294   Hansen Natural Corp. (a)                   11,922
      506   Pepsi Bottling Group (The), Inc.           16,931
                                                -------------
                                                       45,068
                                                -------------
            BIOTECHNOLOGY--1.5%
      318   Biogen Idec, Inc. (a)                      17,980
      297   Celgene Corp. (a)                          17,986
      315   Cephalon, Inc. (a)                         23,669
      204   Digene Corp. (a)                           12,495
      132   Genzyme Corp. (a)                           8,325
      659   Gilead Sciences, Inc. (a)                  24,536
      236   Martek Biosciences Corp. (a)                6,046
      815   PDL BioPharma, Inc. (a)                    19,144
                                                -------------
                                                      130,181
                                                -------------


            BUILDING PRODUCTS--0.6%
      741   American Standard Cos., Inc.        $      40,051
      192   NCI Building Systems, Inc. (a)              9,285
       90   Simpson Manufacturing Co., Inc.             3,045
                                                -------------
                                                       52,381
                                                -------------
            CAPITAL MARKETS--3.8%
      536   Ameriprise Financial, Inc.                 32,305
      414   Charles Schwab (The) Corp.                  8,334
      743   Eaton Vance Corp.                          31,102
      222   Federated Investors, Inc., Class B          7,994
      257   Franklin Resources, Inc.                   32,734
      201   Goldman Sachs Group (The), Inc.            37,857
      141   Investment Technology Group, Inc. (a)       5,634
    1,222   Janus Capital Group, Inc.                  36,734
      456   Lehman Brothers Holdings, Inc.             28,272
      264   Northern Trust Corp.                       16,489
      408   Nuveen Investments, Inc., Class A          24,945
      204   Raymond James Financial, Inc.               6,257
      249   State Street Corp.                         16,690
      656   T. Rowe Price Group, Inc.                  34,197
      488   Waddell & Reed Financial, Inc.,
                 Class A                               12,302
                                                -------------
                                                      331,846
                                                -------------
            CHEMICALS--1.7%
      530   Airgas, Inc.                               24,751
      489   International Flavors & Fragrances, Inc.   24,504
      189   Minerals Technologies, Inc.                12,223
      647   Monsanto Co.                               41,699
      473   Praxair, Inc.                              36,241
      200   Sigma-Aldrich Corp.                         9,064
                                                -------------
                                                      148,482
                                                -------------
            COMMERCIAL BANKS--1.0%
       84   City National Corp.                         5,946
      689   Commerce Bancorp, Inc.                     23,047
      369   Compass Bancshares, Inc.                   25,564
       78   East West Bancorp, Inc.                     2,859
      114   First Republic Bank                         6,242
      239   SVB Financial Group (a)                    12,591
      276   Synovus Financial Corp.                     7,717
                                                -------------
                                                       83,966
                                                -------------
            COMMERCIAL SERVICES &
                 SUPPLIES--2.0%
       92   Administaff, Inc.                           3,008
      330   Brady Corp., Class A                       11,547
      216   Cintas Corp.                                7,897
      207   Copart, Inc. (a)                            5,825
      123   Dun & Bradstreet (The) Corp.               12,024
      575   Equifax, Inc.                              23,264
      320   Healthcare Services Group, Inc.             8,870
      240   Heidrick & Struggles International,
                 Inc. (a)                              12,898
      500   Interface, Inc., Class A                    9,215


Page 86               See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES &
                 SUPPLIES (CONTINUED)
      965   Korn/Ferry International (a)        $      22,803
      680   Labor Ready, Inc. (a)                      16,021
      210   Mobile Mini, Inc. (a)                       6,000
      428   Stericycle, Inc. (a)                       20,518
      285   Tetra Tech, Inc. (a)                        5,994
      243   Watson Wyatt Worldwide, Inc.,
                 Class A                               10,826
                                                -------------
                                                      176,710
                                                -------------
            COMMUNICATIONS EQUIPMENT
                 --3.9%
      893   Arris Group, Inc. (a)                      13,234
    2,598   Avaya, Inc. (a)                            42,971
      219   Avocent Corp. (a)                           5,990
      123   Blue Coat Systems, Inc. (a)                 5,994
      671   C-COR, Inc. (a)                             9,025
      941   Ciena Corp. (a)                            34,375
      917   Cisco Systems, Inc. (a)                    26,510
      563   CommScope, Inc. (a)                        30,644
      264   Comtech Telecommunications
                 Corp. (a)                             11,476
      665   Corning, Inc. (a)                          15,854
      374   Ditech Networks, Inc. (a)                   2,790
      315   F5 Networks, Inc. (a)                      27,307
      465   Harris Corp.                               25,519
    1,352   Juniper Networks, Inc. (a)                 40,506
      434   NETGEAR, Inc. (a)                          12,004
      725   Plantronics, Inc.                          20,315
      377   Polycom, Inc. (a)                          11,676
      195   QUALCOMM, Inc.                              8,122
       96   ViaSat, Inc. (a)                            2,748
                                                -------------
                                                      347,060
                                                -------------
            COMPUTERS & PERIPHERALS--3.4%
      359   Apple, Inc. (a)                            47,302
    1,192   Dell, Inc. (a)                             33,340
      363   Diebold, Inc.                              18,393
    2,416   EMC Corp. (a)                              44,720
      243   International Business Machines Corp.      26,888
      296   Komag, Inc. (a)                             9,475
      647   NCR Corp. (a)                              33,786
      603   Novatel Wireless, Inc. (a)                 12,983
      521   SanDisk Corp. (a)                          27,941
      261   Stratasys, Inc. (a)                        11,487
    1,618   Sun Microsystems, Inc. (a)                  8,252
      264   Synaptics, Inc. (a)                         9,272
      654   Western Digital Corp. (a)                  13,963
                                                -------------
                                                      297,802
                                                -------------
            CONSTRUCTION & ENGINEERING
                 --1.6%
      393   Fluor Corp.                                45,396
      512   Granite Construction, Inc.                 33,275


            CONSTRUCTION & ENGINEERING
                 (CONTINUED)
      570   Jacobs Engineering Group, Inc. (a)  $      35,129
    1,070   Quanta Services, Inc. (a)                  30,420
                                                -------------
                                                      144,220
                                                -------------
            CONSTRUCTION MATERIALS--0.4%
      156   Martin Marietta Materials, Inc.            21,372
      149   Vulcan Materials Co.                       14,262
                                                -------------
                                                       35,634
                                                -------------
            CONSUMER FINANCE--0.7%
      278   American Express Co.                       16,274
      108   Capital One Financial Corp.                 7,642
      402   First Cash Financial Services,
                 Inc. (a)                               8,760
      591   SLM Corp. (a)                              29,060
      144   World Acceptance Corp. (a)                  4,635
                                                -------------
                                                       66,371
                                                -------------
            CONTAINERS & PACKAGING--0.5%
      824   Ball Corp.                                 42,246
                                                -------------
            DISTRIBUTORS--0.3%
      380   Keystone Automotive Industries,
                 Inc. (a)                              17,769
      497   LKQ Corp. (a)                              14,130
                                                -------------
                                                       31,899
                                                -------------
            DIVERSIFIED CONSUMER SERVICES--2.5%
      437   Apollo Group, Inc., Class A (a)            25,832
      158   Bright Horizons Family Solutions,
                 Inc. (a)                               6,130
      188   Career Education Corp. (a)                  5,580
      779   Corinthian Colleges, Inc. (a)              10,493
      746   DeVry, Inc.                                24,170
      363   H&R Block, Inc.                             7,242
      279   ITT Educational Services, Inc. (a)         29,480
      411   Laureate Education, Inc. (a)               25,342
      291   Matthews International Corp., Class A      11,134
      191   Pre-Paid Legal Services, Inc. (a)          10,066
      551   Sotheby's                                  23,555
      144   Strayer Education, Inc.                    21,820
      240   Universal Technical Institute, Inc. (a)     5,191
      252   Vertrue, Inc. (a)                          12,451
                                                -------------
                                                      218,486
                                                -------------
            DIVERSIFIED FINANCIAL SERVICES
                 --0.2%
      180   Leucadia National Corp.                     6,768
      261   Portfolio Recovery Associates,
                 Inc. (a)                              13,637
                                                -------------
                                                       20,405
                                                -------------

               See Notes to Financial Statements                        Page 87

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED TELECOMMUNICATION
                 SERVICES--0.3%
    4,384   Cincinnati Bell, Inc. (a)           $      22,621
                                                -------------
            ELECTRIC UTILITIES--0.6%
      165   Allegheny Energy, Inc. (a)                  8,618
      606   Edison International                       32,051
      234   Exelon Corp.                               16,415
                                                -------------
                                                       57,084
                                                -------------
            ELECTRICAL EQUIPMENT--1.9%
      204   Acuity Brands, Inc.                        12,056
      638   AMETEK, Inc.                               24,895
      767   Cooper Industries Ltd., Class A            40,589
      545   Emerson Electric Co.                       25,652
      245   Rockwell Automation, Inc.                  17,148
      222   Roper Industries, Inc.                     13,316
      327   Thomas & Betts Corp. (a)                   20,209
      293   Woodward Governor Co.                      16,921
                                                -------------
                                                      170,786
                                                -------------
            ELECTRONIC EQUIPMENT &
                 INSTRUMENTS--2.6%
      432   Aeroflex, Inc. (a)                          6,061
      222   Agilent Technologies, Inc. (a)              8,469
      710   Amphenol Corp., Class A                    24,325
      386   CDW Corp. (a)                              32,489
      243   Checkpoint Systems, Inc. (a)                5,606
      264   FLIR Systems, Inc. (a)                     11,524
       78   Itron, Inc. (a)                             6,196
      386   Jabil Circuit, Inc.                         8,697
      549   LoJack Corp. (a)                           11,705
      210   MTS Systems Corp.                           8,768
      584   National Instruments Corp.                 18,892
      491   ScanSource, Inc. (a)                       13,174
      548   Technitrol, Inc.                           14,248
      756   Tektronix, Inc.                            24,834
      381   Trimble Navigation Ltd. (a)                12,584
    1,208   TTM Technologies, Inc. (a)                 15,752
      414   X-Rite, Inc. (a)                            5,589
                                                -------------
                                                      228,913
                                                -------------
            ENERGY EQUIPMENT & SERVICES
                 --6.7%
      228   Atwood Oceanics, Inc. (a)                  15,641
      459   Cameron International Corp. (a)            35,802
      140   CARBO Ceramics, Inc.                        6,311
      210   Dril-Quip, Inc. (a)                        10,078
      320   FMC Technologies, Inc. (a)                 29,286
      353   Grant Prideco, Inc. (a)                    19,803
      315   Hornbeck Offshore Services, Inc. (a)       13,561
      785   Input/Output, Inc. (a)                     11,186
      189   Lufkin Industries, Inc.                    11,191
      632   Matrix Service Co. (a)                     14,593
      764   Nabors Industries Ltd. (a)                 22,339


            ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
      420   National Oilwell Varco, Inc. (a)    $      50,446
      449   Noble Corp.                                46,005
      299   Oceaneering International, Inc. (a)        16,792
      725   Patterson-UTI Energy, Inc.                 16,603
      677   Pride International, Inc. (a)              23,729
      515   Schlumberger Ltd.                          48,781
      746   Smith International, Inc.                  45,812
      635   Superior Energy Services, Inc. (a)         25,603
      434   TETRA Technologies, Inc. (a)               12,070
      413   Transocean, Inc. (a)                       44,377
      249   Unit Corp. (a)                             13,710
      791   Weatherford International Ltd. (a)         43,766
      254   W-H Energy Services, Inc. (a)              16,276
                                                -------------
                                                      593,761
                                                -------------
            FOOD & STAPLES RETAILING--0.6%
      932   CVS Caremark Corp.                         32,797
      354   Wal-Mart Stores, Inc.                      16,266
                                                -------------
                                                       49,063
                                                -------------
            FOOD PRODUCTS--0.5%
      270   Corn Products International, Inc.          12,047
      348   Sanderson Farms, Inc.                      13,875
      308   Wm. Wrigley Jr. Co.                        17,766
                                                -------------
                                                       43,688
                                                -------------
            GAS UTILITIES--0.3%
      129   Equitable Resources, Inc.                   6,077
      483   Questar Corp.                              24,870
                                                -------------
                                                       30,947
                                                -------------
            HEALTH CARE EQUIPMENT &
                 SUPPLIES--3.5%
      215   ArthroCare Corp. (a)                       10,883
      453   Baxter International, Inc.                 23,828
       99   Beckman Coulter, Inc.                       7,011
      124   Biomet, Inc. (a)                            5,646
      761   Cytyc Corp. (a)                            32,038
      497   DENTSPLY International, Inc.               18,136
       75   DJO, Inc. (a)                               3,561
      105   Gen-Probe, Inc. (a)                         6,616
      189   Greatbatch, Inc. (a)                        5,865
      117   Haemonetics Corp. (a)                       5,782
      195   Hillenbrand Industries, Inc.               12,293
      111   Hologic, Inc. (a)                           5,750
      143   ICU Medical, Inc. (a)                       4,753
       99   IDEXX Laboratories, Inc. (a)                9,926
      110   Immucor, Inc. (a)                           3,428
      191   Integra LifeSciences Holdings (a)           9,483
      183   Intuitive Surgical, Inc. (a)               38,907
      435   Meridian Bioscience, Inc.                   9,714
      231   PolyMedica Corp.                            9,330
      144   Respironics, Inc. (a)                       6,588
      615   St. Jude Medical, Inc. (a)                 26,531


Page 88               See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE EQUIPMENT &
                 SUPPLIES (CONTINUED)
      621   STERIS Corp.                        $      16,984
      270   Stryker Corp.                              16,856
      189   SurModics, Inc. (a)                         8,669
       54   Vital Signs, Inc                            2,809
       99   Zimmer Holdings, Inc. (a)                   7,698
                                                -------------
                                                      309,085
                                                -------------
            HEALTH CARE PROVIDERS &
                 SERVICES--5.5%
      336   Amedisys, Inc. (a)                         12,718
      279   AMN Healthcare Services, Inc. (a)           5,990
      126   AmSurg Corp. (a)                            3,168
      219   Apria Healthcare Group, Inc. (a)            5,742
      362   Cardinal Health, Inc.                      23,794
      285   Centene Corp. (a)                           6,159
      651   CIGNA Corp.                                33,618
      626   Community Health Systems, Inc. (a)         24,351
      443   Coventry Health Care, Inc. (a)             24,724
      725   CryoLife, Inc. (a)                          6,924
      875   Express Scripts, Inc. (a)                  43,863
      240   Health Net, Inc. (a)                       11,890
      531   HealthExtras, Inc. (a)                     14,247
      129   Healthways, Inc. (a)                        5,637
      237   Henry Schein, Inc. (a)                     12,879
      558   Humana, Inc. (a)                           35,762
      168   inVentiv Health, Inc. (a)                   5,961
      218   Laboratory Corp. of America
                 Holdings (a)                          16,099
      333   LCA-Vision, Inc.                           11,825
      159   Lincare Holdings, Inc. (a)                  5,675
      671   Manor Care, Inc.                           42,508
    1,019   Option Care, Inc.                          19,758
      228   Patterson Cos., Inc. (a)                    8,178
       56   Pediatrix Medical Group, Inc. (a)           3,022
      174   Psychiatric Solutions, Inc. (a)             5,932
      294   Sierra Health Services, Inc. (a)           11,948
      333   UnitedHealth Group, Inc.                   16,127
      309   Universal Health Services, Inc., Class B   16,204
      336   VCA Antech, Inc. (a)                       13,218
      363   WellCare Health Plans, Inc. (a)            36,757
                                                -------------
                                                      484,678
                                                -------------
            HEALTH CARE TECHNOLOGY--0.4%
      342   Cerner Corp. (a)                           18,082
      794   IMS Health, Inc.                           22,335
                                                -------------
                                                       40,417
                                                -------------
            HOTELS, RESTAURANTS & LEISURE
                 --1.8%
      194   Darden Restaurants, Inc.                    8,259
      200   Harrah's Entertainment, Inc.               16,938
      509   Hilton Hotels Corp.                        22,503
      132   Jack in the Box, Inc. (a)                   8,447


            HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      671   McDonald's Corp.                    $      32,120
      114   Monarch Casino & Resort, Inc. (a)           3,225
      213   Papa John's International, Inc. (a)         5,843
      303   Red Robin Gourmet Burgers, Inc. (a)        11,687
      360   Ruth's Chris Steak House, Inc. (a)          6,019
      180   Scientific Games Corp., Class A (a)         6,176
      240   Texas Roadhouse, Inc. (a)                   2,849
      327   WMS Industries, Inc. (a)                    8,531
      779   Yum! Brands, Inc.                          24,959
                                                -------------
                                                      157,556
                                                -------------
            HOUSEHOLD DURABLES--1.2%
       96   Black & Decker (The) Corp.                  8,311
      953   Blyth, Inc.                                21,271
      291   Harman International Industries, Inc.      33,756
      326   Mohawk Industries, Inc. (a)                29,343
       27   NVR, Inc. (a)                              15,619
                                                -------------
                                                      108,300
                                                -------------
            HOUSEHOLD PRODUCTS--0.6%
      261   Church & Dwight Co., Inc.                  12,805
      330   Energizer Holdings, Inc. (a)               33,296
       93   WD-40 Co.                                   3,087
                                                -------------
                                                       49,188
                                                -------------
            INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS--0.5%
      777   AES (The) Corp. (a)                        15,268
      390   Constellation Energy Group                 32,682
                                                -------------
                                                       47,950
                                                -------------
            INDUSTRIAL CONGLOMERATES--0.7%
      408   Carlisle Cos., Inc.                        18,474
      222   General Electric Co.                        8,605
      401   Teleflex, Inc.                             30,648
                                                -------------
                                                       57,727
                                                -------------
            INSURANCE--0.9%
      165   AFLAC, Inc.                                 8,600
      122   American International Group, Inc.          7,830
       57   Everest Re Group Ltd.                       5,600
      569   HCC Insurance Holdings, Inc.               16,660
       60   Infinity Property & Casualty Corp.          2,642
      396   MetLife, Inc.                              23,848
       72   Philadelphia Consolidated Holding
                 Co. (a)                                2,602
      120   StanCorp Financial Group, Inc.              5,635
       96   Tower Group, Inc.                           2,544
                                                -------------
                                                       75,961
                                                -------------
            INTERNET & CATALOG RETAIL--0.9%
      639   Amazon.com, Inc. (a)                       50,186
      260   Blue Nile, Inc. (a)                        19,659


               See Notes to Financial Statements                        Page 89

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INTERNET & CATALOG RETAIL
                 (CONTINUED)
      734   PetMed Express, Inc. (a)            $      10,702
                                                -------------
                                                       80,547
                                                -------------
            INTERNET SOFTWARE & SERVICES--0.9%
      255   Bankrate, Inc. (a)                         11,437
       66   Google, Inc., Class A (a)                  33,660
      351   j2 Global Communications, Inc. (a)         11,457
    1,114   ValueClick, Inc. (a)                       23,817
                                                -------------
                                                       80,371
                                                -------------
            IT SERVICES--2.2%
      300   Affiliated Computer Services,
                 Inc., Class A (a)                     16,098
      425   Alliance Data Systems Corp. (a)            32,640
       63   CACI International Inc., Class A (a)        2,800
      362   Ceridian Corp. (a)                         12,272
       81   DST Systems, Inc. (a)                       6,145
      174   eFunds Corp. (a)                            6,221
      806   Fidelity National Information
                 Services, Inc.                        40,001
      521   First Data Corp.                           16,563
      449   Fiserv, Inc. (a)                           22,190
      773   Gartner, Inc. (a)                          16,179
       71   MAXIMUS, Inc.                               2,967
      285   SI International, Inc. (a)                  8,302
      645   Sykes Enterprises, Inc. (a)                10,797
                                                -------------
                                                      193,175
                                                -------------
            LEISURE EQUIPMENT & PRODUCTS
                 --0.2%
      174   Polaris Industries, Inc.                    8,589
      314   Pool Corp.                                 10,553
                                                -------------
                                                       19,142
                                                -------------
            LIFE SCIENCES TOOLS & SERVICES
                 --2.6%
      368   Charles River Laboratories
                 International, Inc. (a)               18,834
      185   Covance, Inc. (a)                          13,055
       87   Dionex Corp. (a)                            5,917
      171   Invitrogen Corp. (a)                       12,278
      255   Kendle International, Inc. (a)              9,422
      339   Millipore Corp. (a)                        26,649
      374   PAREXEL International Corp. (a)            15,121
      330   Pharmaceutical Product
                 Development, Inc.                     11,055
      296   Pharmanet Development Group, Inc. (a)       8,288
      657   Thermo Fisher Scientific, Inc. (a)         34,302
      231   Varian, Inc. (a)                           13,892
      425   Ventana Medical Systems, Inc. (a)          35,420
      429   Waters Corp. (a)                           24,994
                                                -------------
                                                      229,227
                                                -------------


            MACHINERY--6.0%
      290   Astec Industries, Inc. (a)          $      15,129
      177   A.S.V., Inc. (a)                            2,582
      201   Cascade Corp.                              13,626
      435   Caterpillar, Inc.                          34,278
      164   CLARCOR, Inc                                5,706
      419   Crane Co.                                  19,215
      225   Danaher Corp.                              16,803
      362   Deere & Co.                                43,591
      144   EnPro Industries, Inc. (a)                  5,671
      458   Flowserve Corp.                            33,100
      369   Gardner Denver, Inc. (a)                   15,347
      318   IDEX Corp.                                 11,515
      641   ITT Corp.                                  40,306
      326   Joy Global, Inc.                           16,134
      180   Kaydon Corp.                                9,578
      441   Lincoln Electric Holdings, Inc.            31,748
      354   Lindsay Corp.                              14,394
      195   Manitowoc (The) Co., Inc.                  15,146
      521   Oshkosh Truck Corp.                        29,827
      950   Pall Corp.                                 39,444
      177   Robbins & Myers, Inc.                       9,333
      374   SPX Corp.                                  35,107
      539   Terex Corp. (a)                            46,488
      207   Toro (The) Co.                             11,638
      168   Valmont Industries, Inc.                   12,699
                                                -------------
                                                      528,405
                                                -------------
            MARINE--0.1%
      246   Kirby Corp. (a)                             9,965
                                                -------------
            MEDIA--1.4%
      120   Arbitron, Inc.                              5,976
      450   Clear Channel Communications, Inc.         16,605
      908   Comcast Corp., Class A (a)                 23,854
      525   John Wiley & Sons, Inc., Class A           22,202
      126   McGraw-Hill (The) Cos., Inc.                7,623
      414   Meredith Corp.                             23,387
      161   Omnicom Group, Inc.                         8,351
      369   Valassis Communications, Inc. (a)           4,380
      204   Viacom, Inc., Class B (a)                   7,813
                                                -------------
                                                      120,191
                                                -------------
            METALS & MINING--1.8%
      324   Allegheny Technologies, Inc.               33,997
      219   Chaparral Steel Co.                        18,405
      201   Cleveland-Cliffs, Inc.                     13,923
      971   Commercial Metals Co.                      29,946
      144   Nucor Corp.                                 7,229
      584   Reliance Steel & Aluminum Co.              30,683
       42   RTI International Metals, Inc. (a)          3,328
      605   Steel Dynamics, Inc.                       25,368
                                                -------------
                                                      162,879
                                                -------------
            MULTILINE RETAIL--1.9%
      483   99 Cents Only Stores (a)                    5,878
    1,157   Big Lots, Inc. (a)                         29,920


Page 90               See Notes to Financial Statements

First Trust Multi Cap Growth AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTILINE RETAIL (CONTINUED)
      753   Dollar Tree Stores, Inc. (a)        $      28,810
    1,274   Family Dollar Stores, Inc.                 37,736
      240   Kohl's Corp. (a)                           14,592
      333   Nordstrom, Inc.                            15,844
      534   Target Corp.                               32,344
                                                -------------
                                                      165,124
                                                -------------
            OFFICE ELECTRONICS--0.1%
      164   Zebra Technologies Corp.,
                 Class A (a)                            5,942
                                                -------------
            OIL, GAS & CONSUMABLE FUELS
                 --4.5%
      654   Anadarko Petroleum Corp.                   32,916
      312   Apache Corp.                               25,222
       84   Cabot Oil & Gas Corp.                       2,873
      983   Chesapeake Energy Corp.                    33,461
      185   CONSOL Energy, Inc.                         7,705
      507   Denbury Resources, Inc. (a)                20,280
      218   Devon Energy Corp.                         16,265
      305   Exxon Mobil Corp.                          25,965
      749   Frontier Oil Corp.                         29,009
      306   Helix Energy Solutions Group,
                 Inc. (a)                              11,919
      572   Murphy Oil Corp.                           35,486
      351   Peabody Energy Corp.                       14,833
      129   Pioneer Natural Resources Co.               5,870
      285   Quicksilver Resources, Inc. (a)            12,004
      428   Southwestern Energy Co. (a)                17,390
      549   Sunoco, Inc.                               36,628
      221   Swift Energy Co. (a)                        9,446
      806   Williams (The) Cos., Inc.                  25,994
      146   World Fuel Services Corp.                   5,970
      566   XTO Energy, Inc.                           30,864
                                                -------------
                                                      400,100
                                                -------------
            PERSONAL PRODUCTS--0.4%
      231   Avon Products, Inc.                         8,318
       96   Chattem, Inc. (a)                           5,391
      186   Estee Lauder (The) Cos., Inc.,
                 Class A                                8,375
      386   Mannatech, Inc.                             3,632
      147   NBTY, Inc. (a)                              6,400
       69   USANA Health Sciences, Inc. (a)             2,785
                                                -------------
                                                       34,901
                                                -------------
            PHARMACEUTICALS--1.6%
      170   Barr Pharmaceuticals, Inc. (a)              8,707
      141   Bradley Prarmaceuticals, Inc. (a)           2,262
      186   Endo Pharmaceuticals Holdings, Inc. (a)     6,326
      131   Noven Pharmaceuticals, Inc. (a)             2,327
      674   Par Pharmaceutical Cos., Inc. (a)          15,967
    1,436   Schering-Plough Corp.                      40,982
      129   Sciele Pharma, Inc. (a)                     2,992


            PHARMACEUTICALS (CONTINUED)
    1,345   Watson Pharmaceuticals, Inc. (a)    $      40,915
      444   Wyeth                                      21,543
                                                -------------
                                                      142,021
                                                -------------
            REAL ESTATE MANAGEMENT &
                 DEVELOPMENT--0.4%
      932   CB Richard Ellis Group, Inc.,
                 Class A (a)                           32,545
                                                -------------
            ROAD & RAIL--0.6%
      188   Heartland Express, Inc.                     2,803
      648   J.B. Hunt Transport Services, Inc.         18,098
      486   Knight Transportation, Inc.                 8,573
      195   Landstar System, Inc.                       8,865
      407   Old Dominion Freight Line, Inc. (a)        11,746
                                                -------------
                                                       50,085
                                                -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.6%
    1,153   Altera Corp.                               26,750
      752   AMIS Holdings, Inc. (a)                     7,753
       87   Cabot Microelectronics Corp. (a)            3,709
      246   Cree, Inc. (a)                              6,303
       75   Cymer, Inc. (a)                             3,206
    1,409   Cypress Semiconductor Corp. (a)            35,310
      441   Diodes, Inc. (a)                           11,717
       93   FEI Co. (a)                                 2,667
      464   KLA-Tencor Corp.                           26,351
      234   Linear Technology Corp.                     8,342
      557   MEMC Electronic Materials, Inc. (a)        34,155
      129   Microsemi Corp. (a)                         3,007
      602   National Semiconductor Corp.               15,646
    1,058   NVIDIA Corp. (a)                           48,413
    2,200   PMC-Sierra, Inc. (a)                       16,764
      731   Semtech Corp. (a)                          11,879
      905   Texas Instruments, Inc.                    31,847
      306   Varian Semiconductor Equipment
                 Associates, Inc. (a)                  14,382
      318   Xilinx, Inc.                                7,950
                                                -------------
                                                      316,151
                                                -------------
            SOFTWARE--3.6%
      105   Ansoft Corp. (a)                            2,655
      231   ANSYS, Inc. (a)                             6,015
      722   Autodesk, Inc. (a)                         30,591
      330   CA, Inc.                                    8,276
      578   Cadence Design Systems, Inc. (a)           12,369
      252   Citrix Systems, Inc. (a)                    9,115
      687   Concur Technologies, Inc. (a)              16,392
      633   Epicor Software Corp. (a)                   8,267
      971   EPIQ Systems, Inc. (a)                     16,556
      138   FactSet Research Systems, Inc.              9,107
      414   Informatica Corp. (a)                       5,771
      737   Jack Henry & Associates, Inc.              17,703
      624   JDA Software Group, Inc. (a)               14,109


               See Notes to Financial Statements                        Page 91

First Trust Multi Cap Value AlphaDEX(TM) Fund

July 31, 2007


   SHARES   DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
      632   Macrovision Corp. (a)               $      15,029
      110   Manhattan Associates, Inc. (a)              3,066
      719   McAfee, Inc. (a)                           25,783
       57   MICROS Systems, Inc. (a)                    3,037
      288   Microsoft Corp.                             8,349
    1,726   Oracle Corp. (a)                           33,001
    1,172   Parametric Technology Corp. (a)            20,662
       81   Quality Systems, Inc.                       3,138
      213   SPSS, Inc. (a)                              8,742
    1,262   Symantec Corp. (a)                         24,230
      240   Synopsys, Inc. (a)                          5,870
    1,151   Wind River Systems, Inc. (a)               11,004
                                                -------------
                                                      318,837
                                                -------------
            SPECIALTY RETAIL--4.9%
      234   Abercrombie & Fitch Co., Class A           16,357
      468   Advance Auto Parts, Inc.                   16,272
      608   Aeropostale, Inc. (a)                      23,153
      249   AutoZone, Inc. (a)                         31,575
      240   Big 5 Sporting Goods Corp.                  5,129
      746   CarMax, Inc. (a)                           17,852
      140   Cato (The) Corp., Class A                   2,895
      119   Children's Place Retail Stores
                 (The), Inc. (a)                        4,059
      179   Christopher & Banks Corp.                   2,671
      273   Coldwater Creek, Inc. (a)                   5,375
      435   Dick's Sporting Goods, Inc. (a)            24,460
      150   Dress Barn (The), Inc. (a)                  2,729
      839   GameStop Corp., Class A (a)                33,853
      300   Genesco, Inc. (a)                          15,165
      158   Guitar Center, Inc. (a)                     9,172
      240   Gymboree (The) Corp. (a)                   10,332
      111   Hibbett Sports, Inc. (a)                    2,845
      432   Home Depot (The), Inc.                     16,057
      378   Jos. A. Bank Clothiers, Inc. (a)           13,041
      240   Men's Wearhouse (The), Inc.                11,856
      347   O'Reilly Automotive, Inc. (a)              11,559
      576   Pacific Sunwear of California,
                 Inc. (a)                              10,380
      390   PetSmart, Inc.                             12,609
    1,319   RadioShack Corp.                           33,145
      206   Ross Stores, Inc.                           5,960
      189   Select Comfort Corp. (a)                    3,013
      291   Stage Stores, Inc.                          5,191
      824   Tiffany & Co.                              39,757
      618   TJX (The) Cos., Inc.                       17,150
      236   Tractor Supply Co. (a)                     11,215
      275   Tween Brands, Inc. (a)                     10,522
      264   Urban Outfitters, Inc. (a)                  5,296
                                                -------------
                                                      430,645
                                                -------------

            TEXTILES, APPAREL & LUXURY
                 GOODS--2.4%
      359   Coach, Inc. (a)                     $      16,320
      365   Crocs, Inc. (a)                            21,652
      156   Deckers Outdoor Corp. (a)                  16,084
      416   Fossil, Inc. (a)                           10,629
      423   Iconix Brand Group, Inc. (a)                8,367
      584   NIKE, Inc., Class B                        32,967
      419   Phillips-Van Heusen Corp.                  21,813
      446   Polo Ralph Lauren Corp.                    39,849
      434   Quiksilver, Inc. (a)                        5,568
      279   VF Corp.                                   23,935
      314   Volcom, Inc. (a)                           11,141
      111   Wolverine World Wide, Inc.                  3,004
                                                -------------
                                                      211,329
                                                -------------
            THRIFTS & MORTGAGE FINANCE--0.2%
      468   Countrywide Financial Corp.                13,184
      141   Freddie Mac                                 8,075
                                                -------------
                                                       21,259
                                                -------------
            TRADING COMPANIES & DISTRIBUTORS
                 --1.0%
      303   Fastenal Co.                               13,656
      461   MSC Industrial Direct Co., Inc.            23,184
      174   Watsco, Inc.                                8,684
      470   W.W. Grainger, Inc.                        41,058
                                                -------------
                                                       86,582
                                                -------------


            TOTAL INVESTMENTS--99.4%
            (Cost $9,333,411)                       8,768,952
            NET OTHER ASSETS AND
                 LIABILITIES--0.6%                     49,150
                                                -------------
            NET ASSETS--100.0%                  $   8,818,102
                                                =============

(a) Non-income producing security.


Page 92                See Notes to Financial Statements

                       This page intentionally left blank.

First Trust Exchange-Traded AlphaDEX(TM) Fund

Statement of Assets and Liabilities
July 31, 2007

                                                                         FIRST TRUST          FIRST TRUST
                                                                         CONSUMER             CONSUMER            FIRST TRUST
                                                                         DISCRETIONARY        STAPLES             ENERGY
                                                                         ALPHADEX(TM) FUND    ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         -------------------  ------------------- -----------------

ASSETS:
Investments at value ..................................................     $   1,908,093        $   2,889,611       $   5,209,919
Cash .................................................................             16,016                6,539               6,013
Receivables:
      Dividends.......................................................                415                2,752               1,001
      From investment advisor.........................................             18,187               18,374              18,867
                                                                            -------------        -------------       -------------
         TOTAL ASSETS.................................................          1,942,711            2,917,276           5,235,800
                                                                            -------------        -------------       -------------

LIABILITIES:
Payables:
      Investment securities purchased .................................             9,930                   --                  --
      Investment advisory fees ........................................               854                1,271               1,322
Accrued expenses and other liabilities ................................            49,101               49,519              49,991
                                                                            -------------        -------------       -------------
         TOTAL LIABILITIES.............................................            59,885               50,790              51,313
                                                                            -------------        -------------       -------------

NET ASSETS.............................................................     $   1,882,826        $   2,866,486       $   5,184,487
                                                                            =============        =============       =============

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $   1,999,040        $   3,021,090       $   5,434,348
Par value .............................................................             1,000                1,500               2,500
Accumulated net investment income (loss) ..............................               188                5,552                  --
Accumulated net realized gain (loss) on investments ...................            (2,459)             (3,068)                 892
Net unrealized appreciation (depreciation) on investments .............          (114,943)           (158,588)            (253,253)
                                                                            -------------        -------------       -------------
NET ASSETS ............................................................     $   1,882,826        $   2,866,486       $   5,184,487
                                                                            =============        =============       =============

NET ASSET VALUE, per share............................................      $       18.83        $       19.11       $       20.74
                                                                            =============        =============       =============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....           100,002              150,002             250,002
                                                                            -------------        -------------       -------------

Investments at cost ...................................................     $   2,023,036        $   3,048,199       $   5,463,172
                                                                            =============        =============       =============

Page 94              See Notes to Financial Statements

                                                          FIRST TRUST
     FIRST TRUST               FIRST TRUST                INDUSTRIALS/               FIRST TRUST               FIRST TRUST
     FINANCIALS                HEALTH CARE                PRODUCER DURABLES          MATERIALS                 TECHNOLOGY
     ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
     -------------------       -------------------       -------------------        -------------------       -------------------
        $   1,814,396             $   1,914,694              $   4,731,249             $   2,962,655            $   2,174,207
                6,875                    65,443                     19,179                    93,839                    6,196

                1,407                       170                        164                     1,069                      415
               18,182                    18,186                     18,833                    18,388                   18,237
        -------------             -------------              -------------             -------------            -------------
            1,840,860                 1,998,493                  4,769,425                 3,075,951                2,199,055
        -------------             -------------              -------------             -------------            -------------



                   --                        --                         --                        --                       --
                  825                       847                      1,201                     1,328                      944
               49,074                    49,114                     49,905                    49,516                   49,175
        -------------             -------------              -------------             -------------            -------------
               49,899                    49,961                     51,106                    50,844                   50,119
        -------------             -------------              -------------             -------------            -------------

        $   1,790,961             $   1,948,532              $   4,718,319             $   3,025,107            $   2,148,936
        =============             =============              =============             =============            =============


        $   1,999,040             $   1,997,615              $   5,016,552             $   3,080,728            $   2,157,238
                1,000                     1,000                      2,500                     1,500                    1,050
                6,584                        --                         --                     2,537                       --
               (3,175)                  (25,010)                   (34,546)                   (5,616)                 (13,344)
             (212,488)                  (25,073)                  (266,187)                  (54,042)                   3,992
        -------------             -------------              -------------             -------------            -------------
        $   1,790,961             $   1,948,532              $   4,718,319             $   3,025,107            $   2,148,936
        =============             =============              =============             =============            =============

        $       17.91             $       19.48              $       18.87             $       20.17            $       20.47
        =============             =============              =============             =============            =============


              100,002                   100,002                    250,002                   150,002                  105,000
        -------------             -------------              -------------             -------------            -------------

        $   2,026,884             $   1,939,767              $   4,997,436             $   3,016,697            $   2,170,215
        =============             =============              =============             =============            =============


                   See Notes to Financial Statements                    Page 95

First Trust Exchange-Traded AlphaDEX(TM) Fund

July 31, 2007

                                                                                               FIRST TRUST        FIRST TRUST
                                                                         FIRST TRUST           LARGE CAP          MID CAP
                                                                         UTILITIES             CORE               CORE
                                                                         ALPHADEX(TM) FUND     ALPHADEX(TM) FUND  ALPHADEX(TM) FUND
                                                                         -------------------  ------------------- ------------------

ASSETS:
Investments at value ..................................................    $   2,774,096        $   2,878,457       $   5,678,775
Cash .................................................................             7,387               20,580              68,149
Receivables:
      Dividends.......................................................             7,019                1,663               2,575
      From investment advisor.........................................            18,378               18,343              18,794
                                                                           -------------        -------------       -------------
         TOTAL ASSETS.................................................         2,806,880            2,919,043           5,768,293
                                                                           -------------        -------------       -------------

LIABILITIES:
Payables:
      Investment securities purchased .................................               --                   --                  --
      Investment advisory fees ........................................            1,215                1,286               2,546
Accrued expenses and other liabilities ................................           49,452               49,398              50,302
                                                                           -------------        -------------       -------------
         TOTAL LIABILITIES.............................................           50,667               50,684              52,848
                                                                           -------------        -------------       -------------

NET ASSETS.............................................................    $   2,756,213        $   2,868,359       $   5,715,445
                                                                           =============        =============       =============

NET ASSETS consist of:
Paid-in capital .......................................................    $   2,980,862          $ 3,122,966         $ 6,182,502
Par value .............................................................            1,500                1,000               2,000
Accumulated net investment income (loss) ..............................           11,354                4,291               1,760
Accumulated net realized gain (loss) on investments ...................             (945)             (15,102)            (16,286)
Net unrealized appreciation (depreciation) on investments .............         (236,558)            (244,796)           (454,531)
                                                                           -------------        -------------       -------------
NET ASSETS ............................................................    $   2,756,213        $   2,868,359       $   5,715,445
                                                                           =============        =============       =============

NET ASSET VALUE, per share............................................     $       18.37        $       28.68       $       28.58
                                                                           =============        =============       =============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share).....          150,002              100,002             200,002
                                                                           -------------        -------------       -------------

Investments at cost ...................................................    $   3,010,654        $   3,123,253       $   6,133,306
                                                                           =============        =============       =============

Page 96                    See Notes to Financial Statements


     FIRST TRUST               FIRST TRUST               FIRST TRUST
     SMALL CAP                 LARGE CAP VALUE           LARGE CAP GROWTH           FIRST TRUST               FIRST TRUST
     CORE                      OPPORTUNITIES             OPPORTUNITIES              MULTI CAP VALUE           MULTI CAP GROWTH
     ALPHADEX(TM) FUND         ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
     -------------------       -------------------       -------------------        -------------------       -------------------

     $   5,636,097             $   5,671,104             $    5,846,344             $   2,799,969             $   8,768,952
            53,548                    28,093                     30,440                    25,258                    81,637

             3,486                     3,209                      1,951                     2,455                     1,543
            18,842                    18,648                     18,782                    18,464                    19,289
     -------------             -------------             --------------             -------------             -------------
         5,711,973                 5,721,054                  5,897,517                 2,846,146                 8,871,421
     -------------             -------------             --------------             -------------             -------------



                --                        --                         --                        --                        --
             1,649                     1,812                      2,554                     1,275                     2,570
            49,893                    50,000                     50,405                    49,480                    50,749
     -------------             -------------             --------------             -------------             -------------
            51,542                    51,812                     52,959                    50,755                    53,319
     -------------             -------------             --------------             -------------             -------------

     $   5,660,431             $   5,669,242             $    5,844,558             $   2,795,391             $   8,818,102
     =============             =============             ==============             =============             =============


     $   6,212,432             $   6,196,418              $   6,074,903             $   3,130,837             $   9,406,123
             2,000                     2,000                      2,000                     1,000                     3,000
             3,211                     7,676                         --                     6,372                        --
           (21,375)                   (5,338)                        --                    (8,569)                  (26,562)
          (535,837)                 (531,514)                  (232,345)                 (334,249)                 (564,459)
     -------------             -------------             --------------             -------------             -------------
     $   5,660,431             $   5,669,242              $   5,844,558             $   2,795,391             $   8,818,102
     =============             =============             ==============             =============             =============

     $       28.30             $       28.35              $       29.22             $       27.95             $       29.39
     =============             =============             ==============             =============             =============


           200,002                   200,002                    200,002                   100,002                   300,002
     -------------             -------------             --------------             -------------             -------------

     $   6,171,934             $   6,202,618              $   6,078,689             $   3,134,218             $   9,333,411
     =============             =============             ==============             =============             =============


                    See Notes to Financial Statements                   Page 97

First Trust Exchange-Traded AlphaDEX(TM) Fund

Statements of Operations

                                                                         FIRST TRUST           FIRST TRUST
                                                                         CONSUMER              CONSUMER            FIRST TRUST
                                                                         DISCRETIONARY         STAPLES             ENERGY
                                                                         ALPHADEX(TM) FUND     ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         -------------------   ------------------  -----------------
                                                                           For the Period       For the Period      For the Period
                                                                           May 8, 2007 (a)      May 8, 2007 (a)     May 8, 2007 (a)
                                                                               through              through             through
                                                                            July 31, 2007        July 31, 2007       July 31, 2007
                                                                         -------------------   ------------------  -----------------

INVESTMENT INCOME:
Dividends (b).........................................................    $        3,390       $        9,532      $        3,775
                                                                          --------------       --------------      --------------
      Total investment income.........................................             3,390                9,532               3,775
                                                                          --------------       --------------      --------------

EXPENSES:
Audit and tax fees....................................................            31,000               31,000              31,000
Printing fees.........................................................             7,500                7,500               7,500
Legal fees............................................................             5,685                5,685               5,685
Listing fees..........................................................             2,562                2,704               2,986
Investment advisory fees..............................................             2,287                2,843               2,821
Trustees' fees and expenses...........................................               605                  647                 788
Licensing fees........................................................               457                  569                 564
Custodian fees........................................................               444                  458                 458
Accounting and administration fees....................................               229                  284                 282
Registration and filing fees..........................................                62                   92                 165
Transfer agent fees...................................................                23                   28                  28
Other expenses........................................................             1,267                1,267               1,267
                                                                          --------------       --------------      --------------
      Total expenses..................................................            52,121               53,077              53,544
      Less fees waived and expenses reimbursed by the
            investment advisor........................................           (48,919)             (49,097)            (49,595)
                                                                          --------------       --------------      --------------
      Net expenses....................................................             3,202                3,980               3,949
                                                                          --------------       --------------      --------------

NET INVESTMENT INCOME (LOSS)..........................................               188                5,552                (174)
                                                                          --------------       --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................            (2,459)              (3,068)              1,066
      In-kind redemptions.............................................                --               20,666              90,156
                                                                          --------------       --------------      --------------
Net realized gain (loss)..............................................            (2,459)              17,598              91,222

Net change in unrealized appreciation (depreciation) on investments...          (114,943)            (158,588)           (253,253)
                                                                          --------------       --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..............................          (117,402)            (140,990)           (162,031)
                                                                          --------------       --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.................................................    $     (117,214)      $     (135,438)     $     (162,205)
                                                                          ==============       ==============      ==============

(a)   Inception date.
(b) Net of foreign withholding tax of $15 for the First Trust Financials AlphaDEX(TM) Fund.


Page 98                    See Notes to Financial Statements

                                                       FIRST TRUST
  FIRST TRUST                FIRST TRUST               INDUSTRIALS/               FIRST TRUST               FIRST TRUST
  FINANCIALS                 HEALTH CARE               PRODUCER DURABLES          MATERIALS                 TECHNOLOGY
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            9,733         $            1,752         $            2,951        $            6,416        $            1,145
  ------------------         ------------------         ------------------        ------------------        ------------------
               9,733                      1,752                      2,951                     6,416                     1,145
  ------------------         ------------------         ------------------        ------------------        ------------------


              31,000                     31,000                     31,000                    31,000                    31,000
               7,500                      7,500                      7,500                     7,500                     7,500
               5,685                      5,685                      5,685                     5,685                     5,685
               2,563                      2,562                      2,986                     2,704                     2,577
               2,249                      2,269                      2,638                     2,771                     2,463
                 598                        604                        757                       664                       643
                 450                        454                        528                       554                       493
                 443                        443                        453                       455                       448
                 225                        227                        264                       277                       246
                  62                         62                        154                        93                        65
                  22                         23                         26                        28                        25
               1,267                      1,267                      1,267                     1,267                     1,267
  ------------------         ------------------         ------------------        ------------------        ------------------
              52,064                     52,096                     53,258                    52,998                    52,412

             (48,915)                   (48,919)                   (49,565)                  (49,119)                  (48,964)
  ------------------         ------------------         ------------------        ------------------        ------------------
               3,149                      3,177                      3,693                     3,879                     3,448
  ------------------         ------------------         ------------------        ------------------        ------------------

               6,584                     (1,425)                      (742)                    2,537                    (2,303)
  ------------------         ------------------         ------------------        ------------------        ------------------



              (3,175)                   (25,010)                   (34,546)                   (5,616)                  (13,344)
                  --                         --                         --                    59,892                    60,591
  ------------------         ------------------         ------------------        ------------------        ------------------
              (3,175)                   (25,010)                   (34,546)                   54,276                    47,247

            (212,488)                   (25,073)                  (266,187)                  (54,042)                    3,992
  ------------------         ------------------         ------------------        ------------------        ------------------
            (215,663)                   (50,083)                  (300,733)                      234                    51,239
  ------------------         ------------------         ------------------        ------------------        ------------------


  $         (209,079)        $          (51,508)       $          (301,475)       $            2,771        $           48,936
  ==================         ==================        ===================        ==================        ==================



                    See Notes to Financial Statements                   Page 99

First Trust Exchange-Traded AlphaDEX(TM) Fund

                                                                                              FIRST TRUST         FIRST TRUST
                                                                        FIRST TRUST           LARGE CAP           MID CAP
                                                                        UTILITIES             CORE                CORE
                                                                        ALPHADEX(TM) FUND     ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                        -------------------   ------------------  -----------------
                                                                          For the Period       For the Period      For the Period
                                                                          May 8, 2007 (a)      May 8, 2007 (a)     May 8, 2007 (a)
                                                                              through              through             through
                                                                           July 31, 2007        July 31, 2007       July 31, 2007
                                                                        -------------------   ------------------  -----------------
Dividends (b).........................................................  $        15,004       $        9,097      $        8,343
                                                                        ---------------       --------------      --------------
      Total investment income.........................................           15,004                9,097               8,343
                                                                        ---------------       --------------      --------------

EXPENSES:
Audit and tax fees....................................................           31,000               31,000              31,000
Printing fees.........................................................            7,500                7,500               7,500
Legal fees............................................................            5,685                5,685               5,685
Listing fees..........................................................            2,704                2,562               2,845
Investment advisory fees..............................................            2,607                3,433               4,702
Trustees' fees and expenses...........................................              649                  905               1,062
Licensing fees........................................................              521                  687                 940
Custodian fees........................................................              452                  473                 505
Accounting and administration fees....................................              261                  343                 470
Registration and filing fees..........................................               91                   92                 185
Transfer agent fees...................................................               26                   34                  47
Other expenses........................................................            1,267                1,267               1,267
                                                                        ---------------       --------------      --------------
      Total expenses..................................................           52,763               53,981              56,208
      Less fees waived and expenses reimbursed by the
            investment advisor........................................          (49,113)             (49,175)            (49,625)
                                                                        ---------------       --------------      --------------
      Net expenses....................................................            3,650                4,806               6,583
                                                                        ---------------       --------------      --------------

NET INVESTMENT INCOME (LOSS)..........................................           11,354                4,291               1,760
                                                                        ---------------       --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................             (945)             (15,102)            (16,286)
      In-kind redemptions.............................................           32,108              123,906             166,103
                                                                        ---------------       --------------      --------------
Net realized gain (loss)..............................................           31,163              108,804             149,817

Net change in unrealized appreciation (depreciation) on investments...         (236,558)            (244,796)           (454,531)
                                                                        ---------------       --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..............................         (205,395)            (135,992)           (304,714)
                                                                        ---------------       --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.................................................  $      (194,041)      $     (131,701)     $     (302,954)
                                                                        ===============       ==============      ==============

(a)   Inception date.
(b) Net of foreign withholding tax of $6 for the First Trust Small Cap Core AlphaDEX(TM) Fund.


Page 100                    See Notes to Financial Statements

  FIRST TRUST                FIRST TRUST               FIRST TRUST
  SMALL CAP                  LARGE CAP VALUE           LARGE CAP GROWTH           FIRST TRUST               FIRST TRUST
  CORE                       OPPORTUNITIES             OPPORTUNITIES              MULTI CAP VALUE           MULTI CAP GROWTH
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            8,524         $          13,219        $             5,894         $          11,160         $           4,601
  ------------------         -----------------        -------------------         -----------------         -----------------
               8,524                    13,219                      5,894                    11,160                     4,601
  ------------------         -----------------        -------------------         -----------------         -----------------


              31,000                    31,000                     31,000                    31,000                    31,000
               7,500                     7,500                      7,500                     7,500                     7,500
               5,685                     5,685                      5,685                     5,685                     5,685
               2,845                     2,845                      2,845                     2,563                     3,128
               3,795                     3,960                      4,701                     3,420                     4,727
               1,051                       904                      1,052                     1,063                     1,214
                 759                       792                        940                       684                       945
                 482                       486                        505                       472                       505
                 380                       395                        470                       342                       473
                 186                       186                        184                        92                       285
                  38                        40                         47                        34                        47
               1,267                     1,267                      1,267                     1,267                     1,267
  ------------------         -----------------        -------------------         -----------------         -----------------
              54,988                    55,060                     56,196                    54,122                    56,776

             (49,675)                  (49,517)                   (49,614)                  (49,334)                  (50,158)
  ------------------         -----------------        -------------------         -----------------         -----------------
               5,313                     5,543                      6,582                     4,788                     6,618
  ------------------         -----------------        -------------------         -----------------         -----------------

               3,211                     7,676                       (688)                    6,372                    (2,017)
  ------------------         -----------------        -------------------         -----------------         -----------------



             (21,375)                   (5,338)                       399                    (8,569)                  (26,562)
             164,380                   128,924                     84,145                   131,777                   146,477
  ------------------         -----------------        -------------------         -----------------         -----------------
             143,005                   123,586                     84,544                   123,208                   119,915

            (535,837)                 (531,514)                  (232,345)                 (334,249)                 (564,459)
  ------------------         -----------------        -------------------         -----------------         -----------------
            (392,832)                 (407,928)                  (147,801)                 (211,041)                 (444,544)
  ------------------         -----------------        -------------------         -----------------         -----------------


  $         (389,621)        $        (400,252)       $          (148,489)        $        (204,669)        $        (446,561)
  ==================         =================        ===================         =================         =================


                    See Notes to Financial Statements                  Page 101

First Trust Exchange-Traded AlphaDEX(TM) Fund

Statement of Changes in Net Assets


                                                                         FIRST TRUST          FIRST TRUST
                                                                         CONSUMER             CONSUMER            FIRST TRUST
                                                                         DISCRETIONARY        STAPLES             ENERGY
                                                                         ALPHADEX(TM) FUND    ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         ------------------   ------------------  ------------------
                                                                           For the Period      For the Period      For the Period
                                                                           May 8, 2007 (a)     May 8, 2007 (a)     May 8, 2007 (a)
                                                                               through             through             through
                                                                            July 31, 2007       July 31, 2007       July 31, 2007
                                                                         ------------------   ------------------  ------------------

OPERATIONS:
      Net investment income (loss).....................................  $           188      $        5,552      $          (174)
      Net realized gain (loss).........................................           (2,459)             17,598               91,222
      Net change in unrealized appreciation (depreciation).............         (114,943)           (158,588)            (253,253)
                                                                         ---------------      --------------      ---------------
      Net increase (decrease) in net assets resulting from operations..         (117,214)           (135,438)            (162,205)
                                                                         ---------------      --------------      ---------------

SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold........................................        2,000,040           4,005,824            6,438,163
      Value of shares repurchased......................................               --          (1,003,900)          (1,091,471)
                                                                         ---------------      --------------      ---------------
      Net increase (decrease) in net assets resulting from
            shareholder transactions..................................         2,000,040           3,001,924            5,346,692
                                                                         ---------------      --------------      ---------------

      Net increase (decrease) in net assets............................        1,882,826           2,866,486            5,184,487

NET ASSETS:
      Beginning of Period..............................................               --                  --                   --
                                                                         ---------------      --------------      ---------------

      End of Period....................................................  $     1,882,826      $    2,866,486      $     5,184,487
                                                                         ===============      ==============      ===============
      Accumulated net investment income (loss) at end of period........  $           188      $        5,552      $            --
                                                                         ===============      ==============      ===============



CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period..........................               --                  --                   --
      Shares sold......................................................          100,002             200,002              300,002
      Shares repurchased...............................................               --             (50,000)             (50,000)
                                                                         ---------------      --------------      ---------------
      Shares outstanding, end of period................................          100,002             150,002              250,002
                                                                         ===============      ==============      ===============

(a)   Inception date.


Page 102                     See Notes to Financial Statements

                                                       FIRST TRUST
  FIRST TRUST                FIRST TRUST               INDUSTRIALS/               FIRST TRUST               FIRST TRUST
  FINANCIALS                 HEALTH CARE               PRODUCER DURABLES          MATERIALS                 TECHNOLOGY
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            6,584         $          (1,425)        $            (742)         $          2,537          $         (2,303)
              (3,175)                  (25,010)                  (34,546)                   54,276                    47,247
            (212,488)                  (25,073)                 (266,187)                  (54,042)                    3,992
  ------------------         -----------------         -----------------          ----------------          ----------------
            (209,079)                  (51,508)                 (301,475)                    2,771                    48,936
  ------------------         -----------------         -----------------          ----------------          ----------------


           2,000,040                 2,000,040                 5,019,794                 4,071,138                 3,148,212
                  --                        --                        --                (1,048,802)               (1,048,212)
  ------------------         -----------------         -----------------          ----------------          ----------------

           2,000,040                 2,000,040                 5,019,794                 3,022,336                 2,100,000
  ------------------         -----------------         -----------------          ----------------          ----------------

           1,790,961                 1,948,532                 4,718,319                 3,025,107                 2,148,936

                  --                        --                        --                        --                        --
  ------------------         -----------------         -----------------          ----------------          ----------------

  $        1,790,961         $       1,948,532         $       4,718,319          $      3,025,107          $      2,148,936
  ==================         =================         =================          ================          ================

  $            6,584         $              --         $              --          $          2,537          $             --
  ==================         =================         =================          ================          ================




                  --                        --                        --                        --                        --
             100,002                   100,002                   250,002                   200,002                   155,000
                  --                        --                        --                   (50,000)                  (50,000)
  ------------------         -----------------         -----------------          ----------------          ----------------
             100,002                   100,002                   250,002                   150,002                   105,000
  ==================         =================         =================          ================          ================

                    See Notes to Financial Statements                  Page 103

First Trust Exchange-Traded AlphaDEX(TM) Fund

                                                                                              FIRST TRUST         FIRST TRUST
                                                                         FIRST TRUST          LARGE CAP           MID CAP
                                                                         UTILITIES            CORE                CORE
                                                                         ALPHADEX(TM) FUND    ALPHADEX(TM) FUND   ALPHADEX(TM) FUND
                                                                         ------------------   ------------------  ------------------
                                                                           For the Period       For the Period      For the Period
                                                                           May 8, 2007 (a)      May 8, 2007 (a)     May 8, 2007 (a)
                                                                              through              through             through
                                                                           July 31, 2007        July 31, 2007       July 31, 2007
                                                                        -------------------   ------------------  -----------------
OPERATIONS:
      Net investment income (loss)....................................  $        11,354       $        4,291      $        1,760
      Net realized gain (loss)........................................           31,163              108,804             149,817
      Net change in unrealized appreciation (depreciation)............         (236,558)            (244,796)           (454,531)
                                                                        ---------------       --------------      --------------
      Net increase (decrease) in net assets resulting from operations          (194,041)            (131,701)           (302,954)
                                                                        ---------------       --------------      --------------

SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.......................................        3,917,512            6,064,190           9,115,197
      Value of shares repurchased.....................................         (967,258)          (3,064,130)         (3,096,798)
                                                                        ---------------       --------------      --------------
      Net increase (decrease) in net assets resulting from
           shareholder transactions...................................        2,950,254            3,000,060           6,018,399
                                                                        ---------------       --------------      --------------

      Net increase (decrease) in net assets...........................        2,756,213            2,868,359           5,715,445

NET ASSETS:
      Beginning of Period.............................................               --                   --                  --
                                                                        ---------------       --------------      --------------

      End of Period...................................................  $     2,756,213       $    2,868,359      $    5,715,445
                                                                        ===============       ==============      ==============

      Accumulated net investment income (loss) at end of period.......  $        11,354     $          4,291    $          1,760
                                                                        ===============       ==============      ==============



CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period.........................               --                   --                  --
      Shares sold.....................................................          200,002              200,002             300,002
      Shares repurchased..............................................          (50,000)            (100,000)           (100,000)
                                                                        ---------------       --------------      --------------
      Shares outstanding, end of period...............................          150,002              100,002             200,002
                                                                        ===============       ==============      ==============


(a)   Inception date.

Page 104                    See Notes to Financial Statements

  FIRST TRUST                FIRST TRUST               FIRST TRUST
  SMALL CAP                  LARGE CAP VALUE           LARGE CAP GROWTH           FIRST TRUST               FIRST TRUST
  CORE                       OPPORTUNITIES             OPPORTUNITIES              MULTI CAP VALUE           MULTI CAP GROWTH
  ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND          ALPHADEX(TM) FUND         ALPHADEX(TM) FUND
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
      For the Period             For the Period            For the Period             For the Period            For the Period
      May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)            May 8, 2007 (a)           May 8, 2007 (a)
          through                    through                   through                    through                   through
       July 31, 2007              July 31, 2007             July 31, 2007              July 31, 2007             July 31, 2007
  ----------------------     ----------------------    ----------------------     ----------------------    ----------------------
  $            3,211         $           7,676         $             (688)        $           6,372         $          (2,017)
             143,005                   123,586                     84,544                   123,208                   119,915
            (535,837)                 (531,514)                  (232,345)                 (334,249)                 (564,459)
  ------------------         -----------------         ------------------         -----------------         -----------------
            (389,621)                 (400,252)                  (148,489)                 (204,669)                 (446,561)
  ------------------         -----------------         ------------------         -----------------         -----------------


           9,134,960                 9,133,000                  9,069,027                 6,057,410                12,375,183
          (3,084,908)               (3,063,506)                (3,075,980)               (3,057,350)               (3,110,520)
  ------------------         -----------------         ------------------         -----------------         -----------------

           6,050,052                 6,069,494                  5,993,047                 3,000,060                 9,264,663
  ------------------         -----------------         ------------------         -----------------         -----------------

           5,660,431                 5,669,242                  5,844,558                 2,795,391                 8,818,102


                  --                        --                         --                        --                        --
  ------------------         -----------------         ------------------         -----------------         -----------------

  $        5,660,431         $       5,669,242         $        5,844,558         $       2,795,391         $       8,818,102
  ==================         =================         ==================         =================         =================

  $            3,211         $           7,676         $               --         $           6,372         $              --
  ==================         =================         ==================         =================         =================




                  --                        --                         --                        --                        --
             300,002                   300,002                    300,002                   200,002                   400,002
            (100,000)                 (100,000)                  (100,000)                 (100,000)                 (100,000)
  ------------------         -----------------         ------------------         -----------------         -----------------
             200,002                   200,002                    200,002                   100,002                   300,002
  ==================         =================         ==================         =================         =================


                    See Notes to Financial Statements                  Page 105

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(TM) FUND         FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                            ------------------
Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.00(f)
Net realized and unrealized gain (loss)                            (1.17)
                                                            ------------
Total from investment operations                                   (1.17)
                                                            ------------

Net asset value, end of period                              $      18.83
                                                            ============

TOTAL RETURN (C)                                                 (5.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      1,883
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     11.39%(d)
Ratio of net investment income to average net assets               0.04%(d)
Portfolio turnover rate (e)                                          34%



FIRST TRUST CONSUMER STAPLES ALPHADEX(TM) FUND               FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.04
Net realized and unrealized gain (loss)                            (0.93)
                                                            ------------
Total from investment operations                                   (0.89)
                                                            ------------

Net asset value, end of period                              $      19.11
                                                            ============

TOTAL RETURN (C)                                                 (4.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,866
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      9.34%(d)
Ratio of net investment income to average net assets               0.98%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 106                     See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST ENERGY ALPHADEX(TM) FUND                        FOR THE PERIOD
                                                            MAY 8, 2007 (A)
                                                               THROUGH
                                                            JULY 31, 2007
                                                           ------------------
Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.00)(f)
Net realized and unrealized gain (loss)                             0.74
                                                            ------------
Total from investment operations                                    0.74
                                                            ------------

Net asset value, end of period                              $      20.74
                                                            ============

TOTAL RETURN (C)                                                   3.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $     5,184
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      9.49%(d)
Ratio of net investment loss to average net assets               (0.03)%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST FINANCIALS ALPHADEX(TM) FUND                     FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.07
Net realized and unrealized gain (loss)                            (2.16)
                                                            ------------
Total from investment operations                                   (2.09)
                                                            ------------

Net asset value, end of period                              $      17.91
                                                            ============

TOTAL RETURN (C)                                                (10.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $     1,791
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     11.58%(d)
Ratio of net investment income to average net assets               1.46%(d)
Portfolio turnover rate (e)                                          26%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


                    See Notes to Financial Statements                  Page 107

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period



FIRST TRUST HEALTH CARE ALPHADEX(TM) FUND                    FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.01)
Net realized and unrealized gain (loss)                            (0.51)
                                                            ------------
Total from investment operations                                   (0.52)
                                                            ------------

Net asset value, end of period                              $      19.48
                                                            ============

TOTAL RETURN (C)                                                 (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $     1,949
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     11.48%(d)
Ratio of net investment loss to average net assets               (0.31)%(d)
Portfolio turnover rate (e)                                          30%



FIRST TRUST INDUSTRIALS/PRODUCER DURABLES
ALPHADEX(TM) FUND                                            FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.00)(f)
Net realized and unrealized gain (loss)                            (1.13)
                                                            ------------
Total from investment operations                                   (1.13)
                                                            ------------

Net asset value, end of period                              $      18.87
                                                            ============

TOTAL RETURN (C)                                                 (5.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      4,718
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     10.09%(d)
Ratio of net investment loss to average net assets               (0.14)%(d)
Portfolio turnover rate (e)                                          24%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 108                     See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST MATERIALS ALPHADEX(TM) FUND                      FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.02
Net realized and unrealized gain (loss)                             0.15
                                                            ------------
Total from investment operations                                    0.17
                                                            ------------

Net asset value, end of period                              $      20.17
                                                            ============

TOTAL RETURN (C)                                                   0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      3,025
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      9.56%(d)
Ratio of net investment income to average net assets               0.46%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST TECHNOLOGY ALPHADEX(TM) FUND                     FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.02)
Net realized and unrealized gain (loss)                             0.49
                                                            ------------
Total from investment operations                                    0.47
                                                            ------------

Net asset value, end of period                              $      20.47
                                                            ============

TOTAL RETURN (C)                                                   2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,149
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     10.64%(d)
Ratio of net investment loss to average net assets               (0.47)%(d)
Portfolio turnover rate (e)                                           6%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                     See Notes to Financial Statements                 Page 109

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period


FIRST TRUST UTILITIES ALPHADEX(TM)FUND                       FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      20.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.09
Net realized and unrealized gain (loss)                            (1.72)
                                                            ------------
Total from investment operations                                   (1.63)
                                                            ------------

Net asset value, end of period                              $      18.37
                                                            ============

TOTAL RETURN (C)                                                 (8.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,756
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                     10.12%(d)
Ratio of net investment income to average net assets               2.18%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST LARGE CAP CORE ALPHADEX(TM) FUND                 FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.04
Net realized and unrealized gain (loss)                            (1.36)
                                                            ------------
Total from investment operations                                   (1.32)
                                                            ------------

Net asset value, end of period                              $      28.68
                                                            ============

TOTAL RETURN (C)                                                 (4.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,868
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      7.86%(d)
Ratio of net investment income to average net assets               0.62%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


Page 110                    See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period

FIRST TRUST MID CAP CORE ALPHADEX(TM) FUND                   FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.01
Net realized and unrealized gain (loss)                            (1.43)
                                                            ------------
Total from investment operations                                   (1.42)
                                                            ------------

Net asset value, end of period                              $      28.58
                                                            ============

TOTAL RETURN (C)                                                 (4.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,715
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      5.98%(d)
Ratio of net investment income to average net assets               0.19%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST SMALL CAP CORE ALPHADEX(TM) FUND                 FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.02
Net realized and unrealized gain (loss)                            (1.72)
                                                            ------------
Total from investment operations                                   (1.70)
                                                            ------------

Net asset value, end of period                              $      28.30
                                                            ============

TOTAL RETURN (C)                                                 (5.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,660
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      7.25%(d)
Ratio of net investment income to average net assets               0.42%(d)
Portfolio turnover rate (e)                                           2%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                    See Notes to Financial Statements                  Page 111

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period



FIRST TRUST LARGE CAP VALUE OPPORTUNITIES
ALPHADEX(TM) FUND                                            FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.06
Net realized and unrealized gain (loss)                            (1.71)
                                                            ------------
Total from investment operations                                   (1.65)
                                                            ------------

Net asset value, end of period                              $      28.35
                                                            ============

TOTAL RETURN (C)                                                 (5.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,669
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      6.95%(d)
Ratio of net investment income to average net assets               0.97%(d)
Portfolio turnover rate (e)                                           1%



FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES
ALPHADEX(TM) FUND                                            FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.00)(f)
Net realized and unrealized gain (loss)                            (0.78)
                                                            ------------
Total from investment operations                                   (0.78)
                                                            ------------

Net asset value, end of period                              $      29.22
                                                            ============

TOTAL RETURN (C)                                                 (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      5,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      5.98%(d)
Ratio of net investment loss to average net assets               (0.07)%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)  Amount represents less than $0.01 per share.


Page 112                    See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX(TM) Fund

Financial Highlights
For a share outstanding throughout the period



FIRST TRUST MULTI CAP VALUE ALPHADEX(TM) FUND                FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                    0.06
Net realized and unrealized gain (loss)                            (2.11)
                                                            ------------
Total from investment operations                                   (2.05)
                                                            ------------

Net asset value, end of period                              $      27.95
                                                            ============

TOTAL RETURN (C)                                                 (6.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      2,795
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      7.91%(d)
Ratio of net investment income to average net assets               0.93%(d)
Portfolio turnover rate (e)                                           2%



FIRST TRUST MULTI CAP GROWTH ALPHADEX(TM) FUND               FOR THE PERIOD
                                                             MAY 8, 2007 (A)
                                                                 THROUGH
                                                              JULY 31, 2007
                                                           ------------------

Net asset value, beginning of period                        $      30.00
                                                            ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                   (0.01)
Net realized and unrealized gain (loss)                            (0.60)
                                                            ------------
Total from investment operations                                   (0.61)
                                                            ------------

Net asset value, end of period                              $      29.39
                                                            ============

TOTAL RETURN (C)                                                 (2.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $      8,818
RATIOS TO AVERAGE NET ASSETS:
Ratio of net expenses to average net assets                        0.70%(d)
Ratio of total expenses to average net assets                      6.01%(d)
Ratio of net investment loss to average net assets               (0.21)%(d)
Portfolio turnover rate (e)                                           1%


(a)  Inception date.
(b)  Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)  Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                    See Notes to Financial Statements                  Page 113

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007



                             1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen funds:
     First Trust Consumer Discretionary AlphaDEX(TM) Fund - (AMEX ticker "FXD") First Trust Consumer Staples AlphaDEX(TM) Fund - (AMEX ticker "FXG")
     First Trust Energy AlphaDEX(TM) Fund - (AMEX ticker "FXN")
     First Trust Financials AlphaDEX(TM) Fund - (AMEX ticker "FXO")
     First Trust Health Care AlphaDEX(TM) Fund - (AMEX ticker "FXH")
     First Trust Industrials/Producer Durables AlphaDEX(TM) Fund -
          (AMEX ticker "FXR")
     First Trust Materials AlphaDEX(TM) Fund - (AMEX ticker "FXZ")
     First Trust Technology AlphaDEX(TM) Fund - (AMEX ticker "FXL")
     First Trust Utilities AlphaDEX(TM) Fund - (AMEX ticker "FXU")
     First Trust Large Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FEX")
     First Trust Mid Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FNX")
     First Trust Small Cap Core AlphaDEX(TM) Fund - (AMEX ticker "FYX")
     First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund -
          (AMEX ticker "FTA")
     First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund -
          (AMEX ticker "FTC")
     First Trust Multi Cap Value AlphaDEX(TM) Fund - (AMEX ticker "FAB")
     First Trust Multi Cap Growth AlphaDEX(TM) Fund - (AMEX ticker "FAD")

Each fund represents a separate series of beneficial interest in the Trust (the "Fund" or collectively, the "Funds"). The Funds' shares are listed and traded on the American Stock Exchange ("AMEX"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of shares called a "Creation Unit". Each Creation Unit consists of 50,000 shares for the First Trust Consumer Discretionary AlphaDEX(TM) Fund, the First Trust Consumer Staples AlphaDEX(TM) Fund, the First Trust Energy AlphaDEX(TM) Fund, the First Trust Financials AlphaDEX(TM) Fund, the First Trust Health Care AlphaDEX(TM) Fund, the First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, the First Trust Materials AlphaDEX(TM) Fund, the First Trust Technology AlphaDEX(TM) Fund, and the First Trust Utilities AlphaDEX(TM) Fund and 100,000 shares for the First Trust Large Cap Core AlphaDEX(TM) Fund, the First Trust Mid Cap Core AlphaDEX(TM) Fund, the First Trust Small Cap Core AlphaDEX(TM) Fund, the First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, the First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, the First Trust Multi Cap Value AlphaDEX(TM) Fund, and the First Trust Multi Cap Growth AlphaDEX(TM) Fund. Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                   INDEX
First Trust Consumer Discretionary AlphaDEX(TM) Fund                   StrataQuant(TM) ConsumerDiscretionary Index
First Trust Consumer Staples AlphaDEX(TM) Fund                         StrataQuant(TM) Consumer Staples Index
First Trust Energy AlphaDEX(TM) Fund                                   StrataQuant(TM) Energy Index
First Trust Financials AlphaDEX(TM) Fund                               StrataQuant(TM) Financials Index
First Trust Health Care AlphaDEX(TM) Fund                              StrataQuant(TM) Health Care Index
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund            StrataQuant(TM) Industrials Index
First Trust Materials AlphaDEX(TM) Fund                                StrataQuant(TM) Materials Index
First Trust Technology AlphaDEX(TM) Fund                               StrataQuant(TM) TechnologyIndex
First Trust Utilities AlphaDEX(TM) Fund                                StrataQuant(TM) UtilitiesIndex
First Trust Large Cap Core AlphaDEX(TM) Fund                           Defined Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(TM) Fund                             Defined Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(TM) Fund                           Defined Small Cap Core Index
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund            Defined Large Cap Value Opportunities Index
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund           Defined Large Cap Growth Opportunities Index
First Trust Multi Cap Value AlphaDEX(TM) Fund                          Defined Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(TM) Fund                         Defined Multi Cap Growth Index


                   2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


A.PORTFOLIO VALUATION
Each Fund determines the NAV of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Funds may hold publicly-traded master limited partnerships ("MLP"). Distributions from such investments may include a return of capital component from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in an MLP generally are recorded as dividend income.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income of the Funds, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

There were no distributions paid during the period ended July 31, 2007.

As of July 31, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

                                                                       Undistributed          Accumulated        Net Unrealized
                                                                         Ordinary               Capital           Appreciation
                                                                          Income              Gain (Loss)        (Depreciation)
                                                                      --------------       ----------------     ----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund                $        188         $     (2,058)          $  (115,344)
  First Trust Consumer Staples AlphaDEX(TM) Fund                             5,552               (3,068)             (158,588)
  First Trust Energy AlphaDEX(TM) Fund                                         892                   --              (253,253)
  First Trust Financials AlphaDEX(TM) Fund                                   6,584               (2,757)             (212,906)
  First Trust Health Care AlphaDEX(TM) Fund                                     --              (18,355)              (31,728)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                   --              (23,631)             (277,102)
  First Trust Materials AlphaDEX(TM) Fund                                    2,537               (4,424)              (55,234)
  First Trust Technology AlphaDEX(TM) Fund                                      --              (12,398)                3,046
  First Trust Utilities AlphaDEX(TM) Fund                                   11,354                 (945)             (236,558)
  First Trust Large Cap Core AlphaDEX(TM) Fund                               4,291              (15,102)             (244,796)
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                 1,760               (7,911)             (462,906)
  First Trust Small Cap Core AlphaDEX(TM) Fund                               3,211              (14,770)             (542,442)
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                7,676               (1,854)             (534,998)
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                  --                   --              (232,345)
  First Trust Multi Cap Value AlphaDEX(TM) Fund                              6,372               (8,569)             (334,249)
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                                --              (26,562)             (564,459)

D. INCOME TAXES
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


In June 2006, Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of July 31, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds' financial statements.

At July 31, 2007 for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the year indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

The following Funds incurred and elected to defer net capital losses as follows:

                                                                Capital Loss
                                                              Available through
                                                                July 31, 2015
                                                              -----------------
First Trust Consumer Discretionary AlphaDEX(TM) Fund          $       2,058
First Trust Consumer Staples AlphaDEX(TM) Fund                        3,068
First Trust Energy AlphaDEX(TM) Fund                                     --
First Trust Financials AlphaDEX(TM) Fund                              2,757
First Trust Health Care AlphaDEX(TM) Fund                            18,355
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund          23,631
First Trust Materials AlphaDEX(TM) Fund                               4,424
First Trust Technology AlphaDEX(TM) Fund                             12,398
First Trust Utilities AlphaDEX(TM) Fund                                 945
First Trust Large Cap Core AlphaDEX(TM) Fund                         15,102
First Trust Mid Cap Core AlphaDEX(TM) Fund                            7,911
First Trust Small Cap Core AlphaDEX(TM) Fund                         14,770
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund           1,854
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund             --
First Trust Multi Cap Value AlphaDEX(TM) Fund                         8,569
First Trust Multi Cap Growth AlphaDEX(TM) Fund                       26,562

In order to present paid-in capital and accumulated net realized gain (loss) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. For the period ended July 31, 2007, the adjustments were as follows:

                                                                                              Accumulated
                                                                        Accumulated          Net Realized
                                                                      Net Investment          Gain (Loss)            Paid-in
                                                                       Income (Loss)        on Investments           Capital
                                                                     ----------------      ----------------      ---------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund               $          --         $          --         $          --
  First Trust Consumer Staples AlphaDEX(TM) Fund                                --               (20,666)               20,666
  First Trust Energy AlphaDEX(TM) Fund                                         174               (90,330)               90,156
  First Trust Financials AlphaDEX(TM) Fund                                      --                    --                    --
  First Trust Health Care AlphaDEX(TM) Fund                                  1,425                    --                (1,425)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                  742                    --                  (742)
  First Trust Materials AlphaDEX(TM) Fund                                       --               (59,892)               59,892
  First Trust Technology AlphaDEX(TM) Fund                                   2,303               (60,591)               58,288
  First Trust Utilities AlphaDEX(TM) Fund                                       --               (32,108)               32,108
  First Trust Large Cap Core AlphaDEX(TM) Fund                                  --              (123,906)              123,906
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                    --              (166,103)              166,103
  First Trust Small Cap Core AlphaDEX(TM) Fund                                  --              (164,380)              164,380
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                   --              (128,924)              128,924
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                 688               (84,544)               83,856
  First Trust Multi Cap Value AlphaDEX(TM) Fund                                 --              (131,777)              131,777
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                             2,017              (146,477)              144,460

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


E. EXPENSES
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Portfolios L.P. ("First Trust Portfolios") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUNDS                                                                        LICENSOR
First Trust Consumer Discretionary AlphaDEX(TM) Fund                         American Stock Exchange LLC
First Trust Consumer Staples AlphaDEX(TM) Fund                               American Stock Exchange LLC
First Trust Energy AlphaDEX(TM) Fund                                         American Stock Exchange LLC
First Trust Financials AlphaDEX(TM) Fund                                     American Stock Exchange LLC
First Trust Health Care AlphaDEX(TM) Fund                                    American Stock Exchange LLC
First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                  American Stock Exchange LLC
First Trust Materials AlphaDEX(TM) Fund                                      American Stock Exchange LLC
First Trust Technology AlphaDEX(TM) Fund                                     American Stock Exchange LLC
First Trust Utilities AlphaDEX(TM) Fund                                      American Stock Exchange LLC
First Trust Large Cap Core AlphaDEX(TM) Fund                                 Standard & Poor's
First Trust Mid Cap Core AlphaDEX(TM) Fund                                   Standard & Poor's
First Trust Small Cap Core AlphaDEX(TM) Fund                                 Standard & Poor's
First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                  Standard & Poor's
First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                 Standard & Poor's
First Trust Multi Cap Value AlphaDEX(TM) Fund                                Standard & Poor's
First Trust Multi Cap Growth AlphaDEX(TM) Fund                               Standard & Poor's

The Funds are entitled to use each index and corresponding trademarks and trade names pursuant to sublicensing arrangements by and among each Fund, the respective Licensor, First Trust Advisors L.P. ("First Trust") and First Trust Portfolios. As such, the Funds pay licensing fees, which are shown on the Statements of Operations.

F. ACCOUNTING PRONOUNCEMENT
In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

      3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the Funds.

For these services, First Trust will receive monthly fees from each Fund calculated at an annual rate of 0.50% of such Fund's average daily net assets.

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect for at least two years from its inception date. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the period ended July 31, 2007, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


                                                                     Advisory Fee               Expense
                                                                        Waivers             Reimbursements
                                                                   -----------------       -----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund             $       2,287           $     46,632
  First Trust Consumer Staples AlphaDEX(TM) Fund                           2,843                 46,254
  First Trust Energy AlphaDEX(TM) Fund                                     2,821                 46,774
  First Trust Financials AlphaDEX(TM) Fund                                 2,249                 46,666
  First Trust Health Care AlphaDEX(TM) Fund                                2,269                 46,650
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund              2,638                 46,927
  First Trust Materials AlphaDEX(TM) Fund                                  2,771                 46,348
  First Trust Technology AlphaDEX(TM) Fund                                 2,463                 46,501
  First Trust Utilities AlphaDEX(TM) Fund                                  2,607                 46,506
  First Trust Large Cap Core AlphaDEX(TM) Fund                             3,433                 45,742
  First Trust Mid Cap Core AlphaDEX(TM) Fund                               4,702                 44,923
  First Trust Small Cap Core AlphaDEX(TM) Fund                             3,795                 45,880
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund              3,960                 45,557
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund             4,701                 44,913
  First Trust Multi Cap Value AlphaDEX(TM) Fund                            3,420                 45,914
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                           4,727                 45,431


The Bank of New York is the administrator, custodian, fund accountant and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a subsidiary of The Bank of New York Mellon Corporation.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC will provide certain administrative services to the Trust and the Funds in connection with the Board's meetings and other related matters.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings.

                  4. PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                        Purchases                 Sales
                                                                    -----------------       -----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund              $     702,705           $    671,455
  First Trust Consumer Staples AlphaDEX(TM) Fund                           35,062                 60,547
  First Trust Energy AlphaDEX(TM) Fund                                     59,132                 26,837
  First Trust Financials AlphaDEX(TM) Fund                                535,123                503,661
  First Trust Health Care AlphaDEX(TM) Fund                               584,838                621,003
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund             696,613                690,243
  First Trust Materials AlphaDEX(TM) Fund                                  26,086                218,843
  First Trust Technology AlphaDEX(TM) Fund                                122,790                198,231
  First Trust Utilities AlphaDEX(TM) Fund                                  49,836                 22,279
  First Trust Large Cap Core AlphaDEX(TM) Fund                             20,791                217,819
  First Trust Mid Cap Core AlphaDEX(TM) Fund                               28,324                484,010
  First Trust Small Cap Core AlphaDEX(TM) Fund                             71,643                329,643
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund              25,231                 70,804
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund             28,169                 30,686
  First Trust Multi Cap Value AlphaDEX(TM) Fund                            58,577                154,471
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                           27,797                526,545

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


For the period ended July 31, 2007, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                                 Purchases                Sales
                                                                             -----------------      -----------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund                        $  1,994,245           $         --
  First Trust Consumer Staples AlphaDEX(TM) Fund                                 3,999,951                943,865
  First Trust Energy AlphaDEX(TM) Fund                                           6,430,897              1,091,243
  First Trust Financials AlphaDEX(TM) Fund                                       1,998,598                     --
  First Trust Health Care AlphaDEX(TM) Fund                                      2,000,942                     --
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund                    5,025,611                     --
  First Trust Materials AlphaDEX(TM) Fund                                        4,075,556                920,378
  First Trust Technology AlphaDEX(TM) Fund                                       3,049,640                851,232
  First Trust Utilities AlphaDEX(TM) Fund                                        3,909,951                958,016
  First Trust Large Cap Core AlphaDEX(TM) Fund                                   6,077,955              2,866,478
  First Trust Mid Cap Core AlphaDEX(TM) Fund                                     9,142,904              2,703,729
  First Trust Small Cap Core AlphaDEX(TM) Fund                                   9,176,045              2,889,110
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund                    9,134,231              3,009,627
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund                   9,065,538              3,068,876
  First Trust Multi Cap Value AlphaDEX(TM) Fund                                  6,040,056              2,933,151
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                                12,410,890              2,698,642

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of July 31, 2007, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

                                                                                         Net
                                                                                      Unrealized         Gross           Gross
                                                                                     Appreciation     Unrealized      Unrealized
                                                                        Cost        (Depreciation)   Appreciation    Depreciation
                                                                   --------------   --------------  --------------  --------------
  First Trust Consumer Discretionary AlphaDEX(TM) Fund             $   2,023,437    $  (115,344)    $     37,030    $   (152,374)
  First Trust Consumer Staples AlphaDEX(TM) Fund                       3,048,199       (158,588)          26,139        (184,727)
  First Trust Energy AlphaDEX(TM) Fund                                 5,463,172       (253,253)          28,886        (282,139)
  First Trust Financials AlphaDEX(TM) Fund                             2,027,302       (212,906)          13,291        (226,197)
  First Trust Health Care AlphaDEX(TM) Fund                            1,946,422        (31,728)          74,631        (106,359)
  First Trust Industrials/Producer Durables AlphaDEX(TM) Fund          5,008,351       (277,102)          43,386        (320,488)
  First Trust Materials AlphaDEX(TM) Fund                              3,017,889        (55,234)         111,437        (166,671)
  First Trust Technology AlphaDEX(TM) Fund                             2,171,161          3,046           75,565         (72,519)
  First Trust Utilities AlphaDEX(TM) Fund                              3,010,654       (236,558)          17,560        (254,118)
  First Trust Large Cap Core AlphaDEX(TM) Fund                         3,123,253       (244,796)          14,488        (259,284)
  First Trust Mid Cap Core AlphaDEX(TM) Fund                           6,141,681       (462,906)          66,476        (529,382)
  First Trust Small Cap Core AlphaDEX(TM) Fund                         6,178,539       (542,442)          37,408        (579,850)
  First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund          6,206,102       (534,998)           7,534        (542,532)
  First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund         6,078,689       (232,345)          80,937        (313,282)
  First Trust Multi Cap Value AlphaDEX(TM) Fund                        3,134,218       (334,249)          12,160        (346,409)
  First Trust Multi Cap Growth AlphaDEX(TM) Fund                       9,333,411       (564,459)          69,658        (634,117)

-------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


                                   5. CAPITAL

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 and 100,000 shares (see Note 1). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund on the transaction date. Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                   Number of
                   Securities                  Creation
               in a Creation Unit           Transaction Fee
                      1-100                      $500
                    101-200                    $1,000
                    201-300                    $1,500
                    301-400                    $2,000
                    401-500                    $2,500
                    501-600                    $3,000
                    601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                   Number of
                   Securities                 Redemption
               in a Creation Unit           Transaction Fee
                      1-100                      $500
                    101-200                    $1,000
                    201-300                    $1,500
                    301-400                    $2,000
                    401-500                    $2,500
                    501-600                    $3,000
                    601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2008.

-------------------------------------------------------------------------------
Report of Indepenent Registered Public Accounting Firm
-------------------------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded AlphaDEX(TM) Fund, comprising First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund, First Trust Small Cap Core AlphaDEX(TM) Fund, First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund, First Trust Multi Cap Value AlphaDEX(TM) Fund, First Trust Multi Cap Growth AlphaDEX(TM) Fund, First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Financials AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First Trust Technology AlphaDEX(TM) Fund, and First Trust Utilities AlphaDEX(TM) Fund (collectively, the "Funds"), including the portfolios of investments, as of July 31, 2007, and the related statements of operations, changes in net assets and the financial highlights for the period May 8, 2007 (inception) through July 31, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Exchange-Traded AlphaDEX(TM) Fund as of July 31, 2007, the results of their operations, changes in their net assets, and the financial highlights for the period May 8, 2007 (inception) through July 31, 2007 in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP


Chicago, Illinois
September 14, 2007

-------------------------------------------------------------------------------
Additional Information (Unaudited)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the period ended July 31, 2007 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

     BOARD CONSIDERATIONS REGARDING APPROVAL OF FIRST TRUST EXCHANGE-TRADED
                     ALPHADEX(TM) FUND'S ADVISORY CONTRACT

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(TM) Fund (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for the following funds: (a) First Trust Large Cap Core AlphaDEX(TM) Fund, First Trust Mid Cap Core AlphaDEX(TM) Fund and First Trust SMall Cap Core AlphaDEX(TM) Fund (each a "Core Fund" and collectively, the "Core Funds"); (b) First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund and First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund (each a "Style Fund" and collectively, the "Style Funds"); (c) First Trust Multi Cap Value AlphaDEX(TM) Fund and First Trust Multi Cap Growth AlphaDEX(TM) Fund (each a "Multi Cap FUNd" and collectively, the "Multi Cap Funds"); and (d) First Trust Consumer Discretionary AlphaDEX(TM) Fund, First Trust Consumer Staples AlphaDEX(TM) Fund, First Trust Energy AlphaDEX(TM) Fund, First TRUst Financials AlphaDEX(TM) Fund, First Trust Health Care AlphaDEX(TM) Fund, First Trust Industrials/Producer Durables AlphaDEX(TM) Fund, First Trust Materials AlphaDEX(TM) Fund, First TruST Technology AlphaDEX(TM) Fund and First Trust Utilities AlphaDEX(TM) Fund (each a "Sector Fund" and collectively, the "Sector Funds"). Each Core Fund, Style Fund, Multi Cap Fund and Sector Fund is also referred to herein individually as a "Fund" and collectively as the "Funds." The Agreement was approved by the Board for an initial two-year term at a meeting held on December 11, 2006. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience) to each Fund; the proposed advisory fee for each Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of each Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

-------------------------------------------------------------------------------
Additional Information (Unaudited) (Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that, while the Funds are the initial series of the Trust, First Trust employees provide management services to other investment companies, including other exchange-traded funds ("ETFs"), in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Funds. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider the investment performance of the Funds, but the Board did consider the performance of the applicable index for each Fund. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

For each Fund, the Trustees reviewed information showing the advisory fee and estimated expense ratio as compared to those of a peer group selected by First Trust. They noted that the peer group for each Fund consisted solely of other ETFs. The Board considered certain limitations in the comparability of the funds in each peer group, including that certain peer funds had operated for less than a year. With respect to the advisory fees for the Funds, the Board noted the following:

        (a) The Board noted the services to be provided by First Trust to each Core Fund for the annual advisory fee of 0.50% of the Core Fund's average daily net assets and that the proposed advisory fee for each Core Fund was above the average of the advisory fees of the Core Fund's peer group. The Board noted that except for First Trust Mid Cap Core AlphaDEX(TM) Fund, in each case the fee was equal to the Core Fund's closest peer. The Board concluded that each Core Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

        (b) The Board noted the services to be provided by First Trust to each Style Fund for the annual advisory fee of 0.50% of the Style Fund's average daily net assets and that the proposed advisory fee for each Style Fund was above the average of the advisory fees of the Style Fund's peer group. The Board noted that in each case the fee was equal to the Style Fund's closest peer. The Board concluded that each Style Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

        (c) The Board noted the services to be provided by First Trust to each Multi Cap Fund for the annual advisory fee of 0.50% of the Multi Cap Fund's average daily net assets and that the proposed advisory fee for each Multi Cap Fund was above the average of the advisory fees of the Multi Cap Fund's peer group. The Board noted that in each case the fee was equal to the Multi Cap Fund's closest peer. The Board concluded that each Multi Cap Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

        (d) The Board noted the services to be provided by First Trust to each Sector Fund for the annual advisory fee of 0.50% of the Sector Fund's average daily net assets and that the proposed advisory fee for each Sector Fund was above the average of the advisory fees of the Sector Fund's peer group. The Board noted that except for First Trust Materials AlphaDEX(TM) Fund, in each case the fee was equal to the Sector Fund's closesT peer. The Board concluded that each Sector Fund's advisory fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of the services to be provided by First Trust.

The Board also considered that First Trust has agreed to waive fees and/or pay expenses for each Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets for two years. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by a Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Funds', noting that those fees were identical for other ETFs that target alpha, and higher for non-ETFs, except non-ETFs for which First Trust serves as sub-advisor, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided

-------------------------------------------------------------------------------
Additional Information (Unaudited)(Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


to the Funds. In light of nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of First Trust's agreement to waive fees and/or pay each Fund's expenses for at least two years up to the expense cap, the Board determined for each Fund that the investment advisory fee was fair and reasonable.

Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Trust assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust for each Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other ETFs for which First Trust acts as investment advisor, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of each Fund's portfolio.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

-------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited)
-------------------------------------------------------------------------------

                 FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                 JULY 31, 2007


Each Fund's respective statement of additional information includes information about the Trustees and is available without charge, upon request, by calling
(800) 988-5891.

-----------------------------------------------------------------------------------------------------------------------------------
                               Interested Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                              TERM OF OFFICE                                 THE FIRST TRUST       OTHER
                            POSITION AND      AND YEAR FIRST                                  FUND COMPLEX    TRUSTEESHIPS OR
     NAME, ADDRESS          OFFICES WITH        ELECTED OR        PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
   AND DATE OF BIRTH            TRUST           APPOINTED         DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1)           President,      o Indefinite term    President, First Trust            56         Trustee of
1001 Warrenville Road       Chairman of                          Advisors L.P. and First                      Wheaton College
Suite 300                   the Board,      o 2006               Trust Portfolios L.P.;
Lisle, IL 60532             Chief                                Chairman of the Board,
DOB. 9/55                   Executive                            BondWave LLC (Software
                            Officer and                          Development Company/
                            Trustee                              Broker-Dealer) and
                                                                 Stonebridge Advisors LLC
                                                                 (Investment Adviser)

-----------------------------------------------------------------------------------------------------------------------------------
                              Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson         Trustee         o Indefinite term    Physician; President,             56         NONE
c/o First Trust Advisors                                         Wheaton Orthopedics;
L.P.                                        o 2006               Co-Owner and Co-Director,
1001 Warrenville Road                                            (January 1996 to May 2007),
Suite 300                                                        Sports Med Center for
Lisle, IL 60532                                                  Fitness; Limited Partner,
DOB: 4/51                                                        Gundersen Real Estate
                                                                 Partnership; Limited
                                                                 Partner, Sportsmed LLC

Thomas R. Kadlec            Trustee         o Indefinite term    Senior Vice President (May        56         NONE
c/o First Trust Advisors                                         2007 to Present), Vice
L.P.                                        o 2006               President and Chief
1001 Warrenville Road                                            Financial Officer (1990 to
Suite 300                                                        May 2007), ADM Investor
Lisle, IL 60532                                                  Services, Inc. (Futures
DOB: 11/57                                                       Commission Merchant); Vice
                                                                 President (May 2005 to
                                                                 Present), ADM Derivatives,
                                                                 Inc.; Registered
                                                                 Representative (2000 to
                                                                 present), Segerdahl &
                                                                 Company, Inc., an NASD
                                                                 member (Broker-Dealer)

Robert F. Keith             Trustee         o Indefinite term    President (2003 to Present),      56         NONE
c/o First Trust Advisors                                         Hibs Enterprises (Financial
L.P.                                        o 2006               and Management Consulting);
1001 Warrenville Road                                            President (2001 to 2003),
Suite 300                                                        Aramark Service Master
Lisle, IL 60532                                                  Management; President and
DOB: 11/58                                                       Chief Operating Officer
                                                                 (1998 to 2003), Service
                                                                 Master Management Services

Niel B. Nielson             Trustee         o Indefinite term    President (June 2002 to           56         Director of
c/o First Trust Advisors                                         Present), Covenant College                   Covenant
L.P.                                        o 2006                                                            Transport Inc.
1001 Warrenville Road
Suite 300
Lisle, IL 60532
DOB: 3/54


--------------------
1 Mr. Bowen is deemed an "interested person" of the Funds due to his position as President of First Trust Advisors L.P., investment adviser of the Funds.

-------------------------------------------------------------------------------
Board of Trustees and Officers (Unaudited)(Continued)
-------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                                  JULY 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                    Officers
-----------------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)             TERM OF OFFICE
    NAME, ADDRESS, AND               HELD WITH              AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                   FUNDS                 TIME SERVED                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley             Treasurer, Controller,      o Indefinite term      Chief Financial Officer, First Trust Advisors
1001 Warrenville Road       Chief Financial Officer                            L.P. and First Trust Portfolios L.P.; Chief
Suite 300                   and Chief Accounting        o 2006                 Financial Officer, BondWave LLC (Software
Lisle, IL 60532             Officer                                            Development Company/Broker-Dealer) and
DOB: 11/57                                                                     Stonebridge Advisors LLC (Investment Adviser)

Kelley Christensen          Vice President              o Indefinite term      Assistant Vice President, First Trust
1001 Warrenville Road                                                          Portfolios L.P. and First Trust Advisors L.P.
Suite 300                                               o 2006
Lisle, IL 60532
DOB: 9/70

James M. Dykas              Assistant Treasurer         o Indefinite term      Senior Vice President (April 2007 to
1001 Warrenville Road                                                          Present), Vice President (January 2005 to
Suite 300                                               o 2006                 April 2007), First Trust Advisors L.P. and
Lisle, IL 60532                                                                First Trust Portfolios L.P.; Executive
DOB: 1/66                                                                      Director (December 2002 to January 2005),
                                                                               Vice President (December 2000 to December
                                                                               2002), Van Kampen Asset Management and Morgan
                                                                               Stanley Investment Management

W. Scott Jardine            Secretary and Chief         o Indefinite term      General Counsel, First Trust Advisors L.P.
1001 Warrenville Road       Compliance Officer ("CCO")                         and First Trust Portfolios L.P.; Secretary,
Suite 300                                               o 2006                 BondWave LLC (Software Development
Lisle, IL 60532                                                                Company/Broker-Dealer) and Stonebridge
DOB: 5/60                                                                      Advisors LLC (Investment Adviser)

Daniel J. Lindquist         Vice President              o Indefinite term      Senior Vice President (September 2005 to
1001 Warrenville Road                                                          Present), Vice President (April 2004 to
Suite 300                                               o 2006                 September 2005), First Trust Advisors L.P.
Lisle, IL 60532                                                                and First Trust Portfolios L.P.; Chief
DOB: 2/70                                                                      Operating Officer (January 2004 to April
                                                                               2004), Mina Capital Management, LLC; Chief
                                                                               Operating Officer (April 2000 to January
                                                                               2004), Samaritan Asset Management Services,
                                                                               Inc.

Kristi A. Maher             Assistant Secretary         o Indefinite term      Deputy General Counsel (May 2007 to Present),
1001 Warrenville Road                                                          Assistant General Counsel (March 2004 to May
Suite 300                                               o 2006                 2007), First Trust Advisors L.P. and First
Lisle, IL 60532                                                                Trust Portfolios L.P.; Associate (1995-2004),
DOB: 12/66                                                                     Chapman and Cutler LLP

Roger Testin                Vice President              o Indefinite term      Senior Vice President (November 2003 to
1001 Warrenville Road                                                          Present), Vice President (August 2001 to
Suite 300                                               o 2006                 November 2003), First Trust Portfolios L.P.
Lisle, IL 60532                                                                and First Trust Advisors L.P.; Analyst (1998
DOB: 06/66                                                                     to 2001), Dolan Capital Management

Stan Ueland                 Vice President              o Indefinite term      Vice President .(August 2005 to Present),
1001 Warrenville Road                                                          First Trust Advisors L.P. and First Trust
Suite 300                                               o  2006                Portfolios L.P; Vice President (May 2004 to
Lisle, IL 60532                                                                August 2005), BondWave LLC (Software
DOB: 11/70                                                                     Development Company/Broker-Dealer); Account
                                                                               Executive (January 2003 to May 2004), Mina
                                                                               Capital Management, LLC and Samaritan Asset
                                                                               Management Services, Inc.; Sales Consultant
                                                                               (January 1997 to January 2003), Oracle
                                                                               Corporation

-------------------------------------------------------------------------------
Risk Considerations (Unaudited)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT 1-800-621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE PARTICULAR FUND. READ IT CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST
EXCHANGE-TRADED ALPHADEX(TM) FUND.

RISK CONSIDERATIONS

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund

You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, the each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's index.

Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of its assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

The First Trust Consumer Discretionary AlphaDEX(TM) Fund, the First Trust Consumer Staples AlphaDEX(TM) Fund, the First Trust Energy AlphaDEX(TM) Fund, the First Trust Financials AlphaDEX(TM) Fund, the FIRst Trust Health Care AlphaDEX(TM) Fund, the First Trust Industrials/Producer Durables AlphaDEX(TM) FunD, the First Trust Materials AlphaDEX(TM) Fund, the First Trust Technology AlphaDEX(TM) Fund, the FirsT Trust Utilities AlphaDEX(TM) Fund, the First Trust Multi Cap Value AlphaDEX(TM) Fund and the First TRust Multi Cap Growth AlphaDEX(TM) Fund may invest in small capitalization and mid capitalization companies. Such companies may experience greater price volatility than larger, more established companies.

The First Trust Mid Cap Core AlphaDEX(TM) Fund invests in mid-cap companies and is subject to additional risks because such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

-------------------------------------------------------------------------------
Risk Considerations (Unaudited)(Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


The First Trust Small Cap Core AlphaDEX(TM) Fund invests in small-cap companies and is subject to additional risks, as the share prices of small-cap companies are often more volatile than those of larger companies.

The First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund and the First Trust Multi Cap Value AlphaDEX(TM) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth Opportunities AlphaDEX(TM) Fund the First Trust Multi Cap Growth AlphaDEX(TM) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

The First Trust Consumer Discretionary AlphaDEX(TM) Fund invests in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(TM) Fund invests in the securities of companies in the consumer staples sector. Because companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits, these companies may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of foods and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

The First Trust Energy AlphaDEX(TM) Fund invests in the securities of companies in the energy sectoR. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

The First Trust Financials AlphaDEX(TM) Fund invests in the securities of companies in the financiaLS sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although the barriers which separated the banking, insurance and securities industries were eliminated by legislation, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

The First Trust Health Care AlphaDEX(TM) Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals, and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(TM) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer

-------------------------------------------------------------------------------
Risk Considerations (Unaudited)(Continued)
-------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND
                              JULY 31, 2007


demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Materials AlphaDEX(TM) Fund invests in the securities of companies in the materials sector. Because companies in the materials sector are involved in the extracting or processing of raw materials, general risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(TM) Fund invests in the securities of companies in the technoloGY sector. Because companies in the technology sector serve the electronics and computer industries or manufacture products based on the latest applied science, general risks of these companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to-earning ratios with little or no earnings histories.

The First Trust Utilities AlphaDEX(TM) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.


      NOT FDIC INSURED      NOT BANK GUARANTEED       MAY LOSE VALUE

--------------------------------------------------------------------------------


[LOGO OMITTED]    FIRST TRUST
                  ADVISORS, L.P.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(TM) FUND


--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York
101 Barclay Street
New York, NY 10286


BOARD ADMINISTRATOR
PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTANT
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
CHAPMAN AND CUTLER LLP
111 W. MONROE STREET
CHICAGO, IL 60603



Back Cover

Item 2. Code of Ethics.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in paragraph (b) of this Item.

         (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this Item.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on the registrant's audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $406,000 from the inception of the registrant on May 8, 2007 through July 31, 2007.

         (b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the registrant on May 8, 2007 through July 31, 2007.

             Audit-Related Fees (Investment Adviser) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from the inception of the registrant on May 8, 2007 through July 31, 2007.

         (c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 from the inception of the registrant on May 8, 2007 through July 31, 2007.

             Tax Fees (Investment Adviser) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser were $0 from the inception of the registrant on May 8, 2007 through July 31, 2007.

         (d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $158 from the inception of the registrant on May 8, 2007 through July 31, 2007. These were for compliance consulting.

             All Other Fees (Investment Adviser) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $16,769 from the inception of the registrant on May 8, 2007 through July 31, 2007. These were for compliance consulting.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                (b) 0%.

                (c) 0%.

                (d) 0%.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant from the inception of the registrant on May 8, 2007 through July 31, 2007, were $158 for the registrant and $16,769 for the registrant's investment adviser.

         (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Schedules of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

         At the registrant's organizational meeting, the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the registrant owned of record or beneficially owned by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "Beneficial Owner") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

A copy of the Nominating and Governance Committee Charter is available on the registrant's website at www.ftportfolios.com.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is a attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(TM) Fund

By: /s/ James A. Bowen
   --------------------------------------------

Name:    James A. Bowen
Title:   Chairman of the Board, President and Chief Executive Officer
Date:    September 24, 2007



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
   --------------------------------------------

Name:    James A. Bowen
Title:   Chairman of the Board, President and Chief Executive Officer
Date:    September 24, 2007



By: /s/ Mark R. Bradley
   --------------------------------------------

Name:    Mark R. Bradley
Title:   Treasurer, Controller, Chief Financial Officer and Chief
         Accounting Officer
Date:    September 24, 2007